NATIONWIDE

VL SEPARATE

ACCOUNT-G

Annual Report

to

Contract Owners

December 31, 2011

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

HOME OFFICE: COLUMBUS, OHIO

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life and Annuity Insurance Company and Subsidiary and

Contract Owners of Nationwide VL Separate Account -G:

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of Nationwide VL Separate Account -G (comprised of the sub-accounts listed in note 1(b), (collectively, “the Accounts”)) as of December 31, 2011, and the related statements of operations for the period then ended, the statements of changes in contract owners’ equity for each of the periods in the two-year period then ended, and the financial highlights for each of the periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Accounts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2011, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Accounts as of December 31, 2011, the results of their operations for the period then ended, the changes in contract owners’ equity for each of the periods in the two-year period then ended, and the financial highlights for each of the periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

/s/ KPMG LLP

Columbus, Ohio

March 13, 2012

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2011

Assets:
Investments at fair value:

Variable Series Funds, Inc. - Global Allocation V.I. Fund - Class II (MLVGA2)
282,528 shares (cost $4,410,606)	$4,195,539
Stock Index Fund, Inc. - Initial Shares (DSIF)
116,823 shares (cost $3,226,020)	3,443,955
Janus Aspen Series - Forty Portfolio - Service Shares (JACAS)
53,165 shares (cost $1,752,101)	1,739,013
Janus Aspen Series - Global Technology Portfolio - Service II Shares (JAGTS2)
43,406 shares (cost $255,001)	229,185
Janus Aspen Series - Overseas Portfolio - Service II Shares (JAIGS2)
89,364 shares (cost $4,044,473)	3,363,669
Investors Growth Stock Series - Initial Class (MIGIC)
422 shares (cost $4,434)	4,647
Value Series - Initial Class (MVFIC)
252,087 shares (cost $2,922,467)	3,196,467
Variable Insurance Trust II - International Value Portfolio - Service Class (MVIVSC)
7,930 shares (cost $124,798)	118,870
M Business Opportunity Value Fund (MFBOV)
27,475 shares (cost $263,405)	270,356
M Capital Appreciation Fund (MFFCA)
11,949 shares (cost $263,629)	254,866
M International Equity Fund (MFBIE)
31,294 shares (cost $348,924)	306,054
M Large Cap Growth Fund (MFTCG)
17,148 shares (cost $251,206)	276,085
Core Plus Fixed Income Portfolio - Class I (MSVFI)
10,156 shares (cost $100,422)	103,490
American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)
85,937 shares (cost $1,212,005)	1,203,123
American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)
236,321 shares (cost $3,848,093)	4,074,176
American Funds NVIT Bond Fund - Class II (GVABD2)
52,737 shares (cost $572,665)	602,781
American Funds NVIT Global Growth Fund - Class II (GVAGG2)
50,184 shares (cost $990,530)	984,607
American Funds NVIT Growth Fund - Class II (GVAGR2)
36,370 shares (cost $1,772,355)	1,877,073
American Funds NVIT Growth-Income Fund - Class II (GVAGI2)
30,773 shares (cost $1,071,619)	1,098,588
Federated NVIT High Income Bond Fund - Class III (HIBF3)
298,479 shares (cost $2,009,039)	1,949,070
NVIT Emerging Markets Fund - Class III (GEM3)
204,972 shares (cost $2,352,779)	2,078,421
NVIT International Equity Fund - Class III (GIG3)
13,205 shares (cost $107,952)	105,769
Gartmore NVIT International Equity Fund - Class VI (NVIE6)
33,213 shares (cost $263,366)	265,038
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)
40,740 shares (cost $354,573)	317,363
Neuberger Berman NVIT Socially Responsible Fund - Class II (NVNSR2)
115,208 shares (cost $1,094,283)	1,145,171
NVIT Cardinal Aggressive Fund - Class I (NVCRA1)
306,786 shares (cost $2,615,139)	2,481,899
NVIT Cardinal Balanced Fund - Class I (NVCRB1)
268,019 shares (cost $2,657,165)	2,674,827

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2011

NVIT Cardinal Capital Appreciation Fund - Class I (NVCCA1)
399,864 shares (cost $3,952,478)	3,802,704
NVIT Cardinal Conservative Fund - Class I (NVCCN1)
99,594 shares (cost $1,023,866)	1,022,833
NVIT Cardinal Moderate Fund - Class I (NVCMD1)
557,242 shares (cost $5,463,030)	5,438,683
NVIT Cardinal Moderately Aggressive Fund - Class I (NVCMA1)
799,755 shares (cost $7,426,321)	7,341,748
NVIT Cardinal Moderately Conservative Fund - Class I (NVCMC1)
90,816 shares (cost $913,411)	921,785
NVIT Core Bond Fund - Class I (NVCBD1)
109,874 shares (cost $1,179,350)	1,196,532
NVIT Core Plus Bond Fund - Class I (NVLCP1)
30,548 shares (cost $343,261)	351,001
NVIT Fund - Class I (TRF)
64,982 shares (cost $476,631)	588,084
NVIT Government Bond Fund - Class I (GBF)
123,403 shares (cost $1,457,646)	1,472,196
American Century NVIT Growth Fund - Class I (CAF)
1,239 shares (cost $16,870)	17,047
NVIT International Index Fund - Class VI (GVIX6)
122,316 shares (cost $951,289)	885,569
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)
343,845 shares (cost $2,769,527)	3,008,647
NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)
76,050 shares (cost $974,561)	974,962
NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)
116,705 shares (cost $1,587,872)	1,612,867
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)
158,089 shares (cost $1,596,009)	1,612,505
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)
910,884 shares (cost $9,059,636)	9,409,431
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)
1,236,072 shares (cost $11,702,848)	12,323,634
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)
82,057 shares (cost $843,486)	852,574
NVIT Mid Cap Index Fund - Class I (MCIF)
43,239 shares (cost $702,585)	758,852
NVIT Money Market Fund - Class I (SAM)
11,123,079 shares (cost $11,123,079)	11,123,079
NVIT Multi-Manager International Growth Fund - Class III (NVMIG3)
71,273 shares (cost $593,730)	622,929
NVIT Multi-Manager International Value Fund - Class III (GVDIV3)
82,294 shares (cost $751,374)	686,336
NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)
120,880 shares (cost $1,117,193)	1,127,807
NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)
35,834 shares (cost $307,554)	288,824
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)
132,421 shares (cost $1,054,540)	1,349,374
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)
37,939 shares (cost $360,755)	376,738
NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)
25,607 shares (cost $372,759)	392,561
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)
40,014 shares (cost $357,419)	395,337
NVIT Multi-Manager Small Company Fund - Class I (SCF)
37,649 shares (cost $593,825)	638,902

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2011

NVIT Multi-Sector Bond Fund - Class I (MSBF)
99,328 shares (cost $849,503)	861,173
NVIT Short Term Bond Fund - Class II (NVSTB2)
11,911 shares (cost $123,205)	122,804
NVIT Large Cap Growth Fund - Class I (NVOLG1)
209,930 shares (cost $3,173,728)	3,083,867
Templeton NVIT International Value Fund - Class III (NVTIV3)
58,492 shares (cost $732,940)	621,775
Van Kampen NVIT Comstock Value Fund - Class I (EIF)
75,209 shares (cost $682,534)	734,038
NVIT Real Estate Fund - Class I (NVRE1)
329,648 shares (cost $2,583,571)	2,986,608
VPS Small/Mid Cap Value Portfolio - Class A (ALVSVA)
60,759 shares (cost $951,325)	939,341
VP Inflation Protection Fund - Class II (ACVIP2)
82,520 shares (cost $938,617)	969,606
VP Mid Cap Value Fund - Class I (ACVMV1)
113,528 shares (cost $1,432,525)	1,532,625
Small Cap Stock Index Portfolio - Service Shares (DVSCS)
117,893 shares (cost $1,221,181)	1,434,763
Appreciation Portfolio - Initial Shares (DCAP)
12,703 shares (cost $451,624)	482,696
Quality Bond Fund II - Primary Shares (FQB)
5,509 shares (cost $62,463)	61,755
VIP Fund - Energy Portfolio - Service Class 2 (FNRS2)
144,493 shares (cost $2,707,207)	2,704,903
VIP Fund - Equity-Income Portfolio - Service Class (FEIS)
84,887 shares (cost $1,458,670)	1,581,451
VIP Fund - Freedom Fund 2010 Portfolio - Service Class (FF10S)
39,190 shares (cost $415,982)	403,659
VIP Fund - Freedom Fund 2020 Portfolio - Service Class (FF20S)
104,483 shares (cost $1,074,087)	1,065,730
VIP Fund - Freedom Fund 2030 Portfolio - Service Class (FF30S)
315,635 shares (cost $2,990,516)	3,058,507
VIP Fund - Growth Portfolio - Service Class (FGS)
55,818 shares (cost $1,956,245)	2,054,664
VIP Fund - Investment Grade Bond Portfolio - Service Class (FIGBS)
205,761 shares (cost $2,626,984)	2,646,083
VIP Fund - Mid Cap Portfolio - Service Class (FMCS)
131,996 shares (cost $3,592,699)	3,818,647
VIP Fund - Overseas Portfolio - Service Class R (FOSR)
86,745 shares (cost $1,444,914)	1,175,393
VIP Fund - Value Strategies Portfolio - Service Class (FVSS)
1,941 shares (cost $13,914)	17,004
Franklin Income Securities Fund - Class 2 (FTVIS2)
68,281 shares (cost $970,550)	977,786
Franklin Rising Dividends Securities Fund - Class 1 (FTVRDI)
2,402 shares (cost $43,058)	48,054
Franklin Small Cap Value Securities Fund - Class 1 (FTVSVI)
124,229 shares (cost $1,650,614)	1,965,301
Templeton Developing Markets Securities Fund - Class 3 (FTVDM3)
59,524 shares (cost $503,867)	557,146
Templeton Foreign Securities Fund - Class 3 (TIF3)
31,442 shares (cost $347,135)	393,340
Templeton Global Bond Securities Fund - Class 3 (FTVGI3)
114,195 shares (cost $2,169,589)	2,072,639
VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)
168,286 shares (cost $1,248,651)	1,277,290

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2011

Advisers Management Trust - Short Duration Bond Portfolio - I Class Shares (AMTB)
55,816 shares (cost $624,160)	602,255
Small-Cap Growth Portfolio - S Class Shares (AMFAS)
1,692 shares (cost $21,502)	20,527
Socially Responsive Portfolio - I Class Shares (AMSRS)
9,762 shares (cost $119,067)	140,091
Global Securities Fund/VA - Class 3 (OVGS3)
32,610 shares (cost $859,865)	901,659
High Income Fund/VA - Class 3 (OVHI3)
41,555 shares (cost $79,917)	79,785
High Income Fund/VA - Non-Service Shares (OVHI)
669 shares (cost $1,159)	1,272
Main Street Fund(R)/VA - Non-Service Shares (OVGI)
37,805 shares (cost $638,594)	782,936
Main Street Small- & Mid-Cap Fund(R)/VA - Non-Service Shares (OVSC)
43,567 shares (cost $714,062)	748,053
Foreign Bond Portfolio (Unhedged) - Administrative Class (PMVFBA)
67,243 shares (cost $770,077)	812,964
Low Duration Portfolio - Administrative Class (PMVLDA)
155,868 shares (cost $1,635,789)	1,617,914
Total Return Portfolio - Administrative Class (PMVTRA)
31,370 shares (cost $347,312)	345,702
V.I. Capital Appreciation Fund - Series I (AVCA)
1,036 shares (cost $19,849)	22,200
V.I. Capital Development Fund - Series I (AVCDI)
6,640 shares (cost $83,606)	82,671
Health Sciences Portfolio - II (TRHS2)
16,447 shares (cost $267,728)	263,970
VIP Trust - Global Hard Assets Fund: Class R1 (VWHAR)
22,468 shares (cost $806,035)	691,565
Ivy Fund Variable Insurance Portfolios, Inc. - Asset Strategy (WRASP)
456,788 shares (cost $4,358,196)	4,160,291
Ivy Fund Variable Insurance Portfolios, Inc. - Balanced (WRBP)
13,165 shares (cost $117,827)	118,683
Ivy Fund Variable Insurance Portfolios, Inc. - Bond (WRBDP)
95,025 shares (cost $531,732)	551,528
Ivy Fund Variable Insurance Portfolios, Inc. - Core Equity (WRCEP)
25,588 shares (cost $282,010)	299,416
Ivy Fund Variable Insurance Portfolios, Inc. - Dividend Opportunities (WRDIV)
46,260 shares (cost $286,565)	299,486
Ivy Fund Variable Insurance Portfolios, Inc. - Energy (WRENG)
24,641 shares (cost $143,307)	143,263
Ivy Funds Variable Insurance Portfolios, Inc. - Global Bond (WRGBP)
424 shares (cost $2,098)	2,079
Ivy Fund Variable Insurance Portfolios, Inc. - Global Natural Resources (WRGNR)
67,707 shares (cost $387,380)	357,878
Ivy Fund Variable Insurance Portfolios, Inc. - Growth (WRGP)
23,061 shares (cost $217,561)	235,008
Ivy Fund Variable Insurance Portfolios, Inc. - High Income (WRHIP)
140,096 shares (cost $478,181)	478,961
Ivy Fund Variable Insurance Portfolios, Inc. - International Growth (WRIP)
30,686 shares (cost $237,016)	241,070
Ivy Fund Variable Insurance Portfolios, Inc. - International Core Equity (WRI2P)
12,908 shares (cost $201,870)	189,383
Ivy Funds Variable Insurance Portfolios, Inc. - Limited-Term Bond (WRLTBP)
568 shares (cost $2,885)	2,858
Ivy Fund Variable Insurance Portfolios, Inc. - Micro Cap Growth (WRMIC)
6,184 shares (cost $122,717)	127,162

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2011

Ivy Fund Variable Insurance Portfolios, Inc. - Mid Cap Growth (WRMCG)
28,173 shares (cost $223,977)	235,744
Ivy Fund Variable Insurance Portfolios, Inc. - Money Market (WRMMP)
250,540 shares (cost $250,540)	250,540
Ivy Fund Variable Insurance Portfolios, Inc. - Pathfinder Aggressive (WRPAP)
73,430 shares (cost $347,748)	350,100
Ivy Fund Variable Insurance Portfolios, Inc. - Pathfinder Conservative (WRPCP)
46,814 shares (cost $240,130)	242,647
Ivy Fund Variable Insurance Portfolios, Inc. - Pathfinder Moderate (WRPMP)
290,807 shares (cost $1,419,929)	1,471,918
Ivy Fund Variable Insurance Portfolios, Inc. - Pathfinder Moderately Aggressive (WRPMAP)
312,439 shares (cost $1,564,378)	1,591,812
Ivy Fund Variable Insurance Portfolios, Inc. - Pathfinder Moderately Conservative (WRPMCP)
32,346 shares (cost $169,241)	167,938
Ivy Fund Variable Insurance Portfolios, Inc. - Real Estate Securities (WRRESP)
17,560 shares (cost $108,642)	118,618
Ivy Fund Variable Insurance Portfolios, Inc. - Science and Technology (WRSTP)
27,225 shares (cost $430,153)	415,089
Ivy Fund Variable Insurance Portfolios, Inc. - Small Cap Growth (WRSCP)
18,931 shares (cost $175,021)	176,841
Ivy Fund Variable Insurance Portfolios, Inc. - Small Cap Value (WRSCV)
8,732 shares (cost $129,184)	127,233
Ivy Fund Variable Insurance Portfolios, Inc. - Value (WRVP)
14,570 shares (cost $77,329)	81,170
Advantage VT Small Cap Growth Fund - Class 2 (WFVSCG)
49,580 shares (cost $378,971)	380,773

Total Investments	$168,533,344

Other Accounts Receivable	140,296
Accounts Payable-Blue Chip Growth Portfolio - II (TRBCG2)	(186)

$168,673,454
Contract Owners’ Equity:
Accumulation units	168,673,454

Total Contract Owners’ Equity (note 8)	$168,673,454

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENT OF OPERATIONS

Year Ended December 31, 2011

Investment Activity:	Total	MLVGA2	DSIF	JACAS	JAGTS2	JAIGS2	MIGIC	MVFIC
Reinvested dividends	$2,484,110	92,116	58,600	4,362	-	14,936	35	47,137

Net investment income (loss)	2,484,110	92,116	58,600	4,362	-	14,936	35	47,137

Realized gain (loss) on investments	2,679,995	16,616	(81,358)	160,623	(2,764)	(38,244)	1,018	103,506
Change in unrealized gain (loss) on investments	(11,743,102)	(356,890)	55,442	(274,065)	(27,755)	(1,521,061)	(1,062)	(167,909)

Net gain (loss) on investments	(9,063,107)	(340,274)	(25,916)	(113,442)	(30,519)	(1,559,305)	(44)	(64,403)

Reinvested capital gains	690,612	92,062	19,478	-	-	39,799	-	12,749

Net increase (decrease) in contract owners’ equity resulting from operations	$(5,888,385)	(156,096)	52,162	(109,080)	(30,519)	(1,504,570)	(9)	(4,517)

Investment Activity:	MVIVSC	MFBOV	MFFCA	MFBIE	MFTCG	MSVFI	NVAMV1	GVAAA2
Reinvested dividends	$1,064	927	-	10,644	-	3,793	21,488	44,334

Net investment income (loss)	1,064	927	-	10,644	-	3,793	21,488	44,334

Realized gain (loss) on investments	257	9,887	10,519	4,314	14,450	209	(8,201)	50,890
Change in unrealized gain (loss) on investments	(6,698)	(21,352)	(60,000)	(48,406)	(18,207)	1,375	(32,036)	(78,510)

Net gain (loss) on investments	(6,441)	(11,465)	(49,481)	(44,092)	(3,757)	1,584	(40,237)	(27,620)

Reinvested capital gains	-	-	29,355	-	-	-	3,125	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(5,377)	(10,538)	(20,126)	(33,448)	(3,757)	5,377	(15,624)	16,714

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENT OF OPERATIONS

Year Ended December 31, 2011

Investment Activity:	GVABD2	GVAGG2	GVAGR2	GVAGI2	HIBF3	GEM3	GIG3	NVIE6
Reinvested dividends	$11,874	8,560	5,141	9,397	110,317	16,976	1,116	3,144

Net investment income (loss)	11,874	8,560	5,141	9,397	110,317	16,976	1,116	3,144

Realized gain (loss) on investments	3,167	84,765	135,708	33,531	36,214	95,395	(3,190)	11,655
Change in unrealized gain (loss) on investments	15,876	(188,193)	(232,225)	(68,571)	(102,442)	(670,557)	(2,183)	(46,948)

Net gain (loss) on investments	19,043	(103,428)	(96,517)	(35,040)	(66,228)	(575,162)	(5,373)	(35,293)

Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$30,917	(94,868)	(91,376)	(25,643)	44,089	(558,186)	(4,257)	(32,149)

Investment Activity:	NVNMO1	NVNSR2	NVCRA1	NVCRB1	NVCCA1	NVCCN1	NVCMD1	NVCMA1
Reinvested dividends	$2,042	5,906	41,679	55,166	67,986	18,264	135,818	159,241

Net investment income (loss)	2,042	5,906	41,679	55,166	67,986	18,264	135,818	159,241

Realized gain (loss) on investments	17,961	78,696	31,366	33,648	136,769	1,894	126,643	114,564
Change in unrealized gain (loss) on investments	(64,346)	(135,516)	(238,195)	(125,659)	(407,985)	(12,066)	(449,276)	(714,139)

Net gain (loss) on investments	(46,385)	(56,820)	(206,829)	(92,011)	(271,216)	(10,172)	(322,633)	(599,575)

Reinvested capital gains	2,715	-	30,340	14,468	20,601	3,310	37,965	65,224

Net increase (decrease) in contract owners’ equity resulting from operations	$(41,628)	(50,914)	(134,810)	(22,377)	(182,629)	11,402	(148,850)	(375,110)

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENT OF OPERATIONS

Year Ended December 31, 2011

Investment Activity:	NVCMC1	NVCBD1	NVLCP1	TRF	GBF	CAF	GVIX6	GVIDA
Reinvested dividends	$16,648	32,272	7,492	7,329	42,490	74	21,275	53,067

Net investment income (loss)	16,648	32,272	7,492	7,329	42,490	74	21,275	53,067

Realized gain (loss) on investments	21,595	12,176	559	31,105	(13,594)	(1,065)	(11,123)	(65,272)
Change in unrealized gain (loss) on investments	(39,011)	17,905	9,491	(29,161)	72,373	177	(112,178)	(98,372)

Net gain (loss) on investments	(17,416)	30,081	10,050	1,944	58,779	(888)	(123,301)	(163,644)

Reinvested capital gains	3,306	-	319	-	4,367	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$2,538	62,353	17,861	9,273	105,636	(814)	(102,026)	(110,577)

Investment Activity:	NVDBL2	NVDCA2	GVIDC	GVIDM	GVDMA	GVDMC	MCIF	SAM
Reinvested dividends	$13,493	27,771	30,200	176,593	227,714	17,618	5,768	5

Net investment income (loss)	13,493	27,771	30,200	176,593	227,714	17,618	5,768	5

Realized gain (loss) on investments	6,048	2,956	29,540	52,162	(139,131)	10,346	38,774	-
Change in unrealized gain (loss) on investments	(16,942)	(57,609)	(26,911)	(252,454)	(339,500)	(12,659)	(76,345)	-

Net gain (loss) on investments	(10,894)	(54,653)	2,629	(200,292)	(478,631)	(2,313)	(37,571)	-

Reinvested capital gains	938	1,296	4,456	-	-	-	11,562	-

Net increase (decrease) in contract owners’ equity resulting from operations	$3,537	(25,586)	37,285	(23,699)	(250,917)	15,305	(20,241)	5

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENT OF OPERATIONS

Year Ended December 31, 2011

Investment Activity:	NVMIG3	GVDIV3	NVMLG1	NVMLV1	NVMMG1	NVMMV2	SCGF	SCVF
Reinvested dividends	$9,242	14,868	85	3,269	-	3,400	-	1,344

Net investment income (loss)	9,242	14,868	85	3,269	-	3,400	-	1,344

Realized gain (loss) on investments	75,937	(14,762)	55,147	5,429	105,060	46,929	24,817	12,615
Change in unrealized gain (loss) on investments	(140,133)	(122,309)	(90,243)	(37,725)	(158,523)	(60,134)	(34,421)	(34,712)

Net gain (loss) on investments	(64,196)	(137,071)	(35,096)	(32,296)	(53,463)	(13,205)	(9,604)	(22,097)

Reinvested capital gains	-	-	-	10,330	-	1,724	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(54,954)	(122,203)	(35,011)	(18,697)	(53,463)	(8,081)	(9,604)	(20,753)

Investment Activity:	SCF	MSBF	NVSTB2	NVOLG1	NVTIV3	EIF	NVRE1	ALVSVA
Reinvested dividends	$3,305	35,253	2,078	22,100	19,670	9,935	24,707	4,026

Net investment income (loss)	3,305	35,253	2,078	22,100	19,670	9,935	24,707	4,026

Realized gain (loss) on investments	25,225	5,562	192	(2,105)	25,487	27,670	83,551	19,976
Change in unrealized gain (loss) on investments	(68,521)	1,139	(634)	(103,700)	(125,414)	(56,537)	42,149	(104,143)

Net gain (loss) on investments	(43,296)	6,701	(442)	(105,805)	(99,927)	(28,867)	125,700	(84,167)

Reinvested capital gains	-	-	-	11,688	758	-	11,471	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(39,991)	41,954	1,636	(72,017)	(79,499)	(18,932)	161,878	(80,141)

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENT OF OPERATIONS

Year Ended December 31, 2011

Investment Activity:	ACVIP2	ACVMV1	DVSCS	DCAP	FQB	FNRS2	FEIS	FF10S
Reinvested dividends	$24,682	19,640	6,723	4,221	4,621	24,701	38,827	8,215

Net investment income (loss)	24,682	19,640	6,723	4,221	4,621	24,701	38,827	8,215

Realized gain (loss) on investments	17,977	51,839	20,831	15,362	2,616	129,591	46,175	2,949
Change in unrealized gain (loss) on investments	19,886	(118,986)	(13,117)	10,338	(5,175)	(363,715)	(68,536)	(19,080)

Net gain (loss) on investments	37,863	(67,147)	7,714	25,700	(2,559)	(234,124)	(22,361)	(16,131)

Reinvested capital gains	5,752	37,193	2,689	-	-	-	-	2,037

Net increase (decrease) in contract owners’ equity resulting from operations	$68,297	(10,314)	17,126	29,921	2,062	(209,423)	16,466	(5,879)

Investment Activity:	FF20S	FF30S	FGS	FIGBS	FMCS	FOSR	FVSS	FTVIS2
Reinvested dividends	$22,517	63,118	5,642	82,951	6,288	17,893	168	41,388

Net investment income (loss)	22,517	63,118	5,642	82,951	6,288	17,893	168	41,388

Realized gain (loss) on investments	53,634	48,395	10,449	53,837	45,898	(80,410)	2,873	32,365
Change in unrealized gain (loss) on investments	(105,760)	(209,434)	(33,346)	(26,856)	(504,608)	(184,235)	(4,491)	(55,286)

Net gain (loss) on investments	(52,126)	(161,039)	(22,897)	26,981	(458,710)	(264,645)	(1,618)	(22,921)

Reinvested capital gains	4,076	9,237	6,720	65,740	7,205	2,400	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(25,533)	(88,684)	(10,535)	175,672	(445,217)	(244,352)	(1,450)	18,467

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENT OF OPERATIONS

Year Ended December 31, 2011

Investment Activity:	FTVRDI	FTVSVI	FTVDM3	TIF3	FTVGI3	FTVFA2	AMTB	AMFAS
Reinvested dividends	$845	17,576	5,856	7,273	86,141	157	20,846	-

Net investment income (loss)	845	17,576	5,856	7,273	86,141	157	20,846	-

Realized gain (loss) on investments	(589)	192,330	(20,805)	13,015	21,976	25,454	(9,228)	1,756
Change in unrealized gain (loss) on investments	2,460	(254,377)	(79,738)	(65,083)	(160,315)	(43,791)	(8,122)	(3,067)

Net gain (loss) on investments	1,871	(62,047)	(100,543)	(52,068)	(138,339)	(18,337)	(17,350)	(1,311)

Reinvested capital gains	-	-	-	-	10,037	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$2,716	(44,471)	(94,687)	(44,795)	(42,161)	(18,180)	3,496	(1,311)

Investment Activity:	AMSRS	OVGS3	OVHI3	OVHI	OVGI	OVSC	PMVFBA	PMVLDA
Reinvested dividends	$501	10,883	6,579	134	7,238	2,857	12,461	23,428

Net investment income (loss)	501	10,883	6,579	134	7,238	2,857	12,461	23,428

Realized gain (loss) on investments	7,689	(17,119)	4,004	35	1,564	36,603	10,202	2,726
Change in unrealized gain (loss) on investments	(13,448)	(80,060)	(12,004)	(196)	(6,530)	(73,268)	22,947	(12,966)

Net gain (loss) on investments	(5,759)	(97,179)	(8,000)	(161)	(4,966)	(36,665)	33,149	(10,240)

Reinvested capital gains	-	-	-	-	-	-	2,573	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(5,258)	(86,296)	(1,421)	(27)	2,272	(33,808)	48,183	13,188

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENT OF OPERATIONS

Year Ended December 31, 2011

Investment Activity:	PMVTRA	AVCA	AVCDI	TRBCG2	TRHS2	VWHAR	WRASP	WRBP
Reinvested dividends	$2,374	31	-	-	-	2,203	36,030	1,598

Net investment income (loss)	2,374	31	-	-	-	2,203	36,030	1,598

Realized gain (loss) on investments	(1,645)	534	5,043	50	(1,509)	2,011	146,304	1,167
Change in unrealized gain (loss) on investments	(1,610)	(2,195)	(15,228)	(18)	(4,270)	(128,833)	(470,160)	(8,320)

Net gain (loss) on investments	(3,255)	(1,661)	(10,185)	32	(5,779)	(126,822)	(323,856)	(7,153)

Reinvested capital gains	4,884	-	-	-	-	2,370	-	8,421

Net increase (decrease) in contract owners’ equity resulting from operations	$4,003	(1,630)	(10,185)	32	(5,779)	(122,249)	(287,826)	2,866

Investment Activity:	WRBDP	WRCEP	WRDIV	WRENG	WRGBP	WRGNR	WRGP	WRHIP
Reinvested dividends	$12,085	953	2,699	-	33	-	776	32,203

Net investment income (loss)	12,085	953	2,699	-	33	-	776	32,203

Realized gain (loss) on investments	732	10,972	6,542	4,488	-	8,246	2,091	10,312
Change in unrealized gain (loss) on investments	17,853	(16,718)	(24,467)	(19,281)	(19)	(95,421)	(6,034)	(22,350)

Net gain (loss) on investments	18,585	(5,746)	(17,925)	(14,793)	(19)	(87,175)	(3,943)	(12,038)

Reinvested capital gains	2,984	8,530	-	-	-	-	7,079	-

Net increase (decrease) in contract owners’ equity resulting from operations	$33,654	3,737	(15,226)	(14,793)	14	(87,175)	3,912	20,165

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENT OF OPERATIONS

Year Ended December 31, 2011

Investment Activity:	WRIP	WRI2P	WRLTBP	WRMIC	WRMCG	WRMMP	WRPAP	WRPCP
Reinvested dividends	$869	2,645	35	-	11	29	3,303	977

Net investment income (loss)	869	2,645	35	-	11	29	3,303	977

Realized gain (loss) on investments	6,640	4,667	(1)	3,620	5,532	-	4,359	3,920
Change in unrealized gain (loss) on investments	(25,664)	(34,230)	(27)	(13,633)	(14,300)	-	(26,096)	(708)

Net gain (loss) on investments	(19,024)	(29,563)	(28)	(10,013)	(8,768)	-	(21,737)	3,212

Reinvested capital gains	-	-	-	-	6,602	-	6,580	1,583

Net increase (decrease) in contract owners’ equity resulting from operations	$(18,155)	(26,918)	7	(10,013)	(2,155)	29	(11,854)	5,772

Investment Activity:	WRPMP	WRPMAP	WRPMCP	WRRESP	WRSTP	WRSCP	WRSCV	WRVP
Reinvested dividends	$10,638	9,567	1,293	630	-	-	674	546

Net investment income (loss)	10,638	9,567	1,293	630	-	-	674	546

Realized gain (loss) on investments	19,191	27,149	954	3,774	6,270	6,363	10,383	1,619
Change in unrealized gain (loss) on investments	(61,509)	(93,380)	(5,107)	373	(52,744)	(25,027)	(31,679)	(8,127)

Net gain (loss) on investments	(42,318)	(66,231)	(4,153)	4,147	(46,474)	(18,664)	(21,296)	(6,508)

Reinvested capital gains	15,105	17,137	1,957	-	13,968	1,236	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(16,575)	(39,527)	(903)	4,777	(32,506)	(17,428)	(20,622)	(5,962)

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENT OF OPERATIONS

Year Ended December 31, 2011

Investment Activity:	WFVSCG	NVAGF3	GEF3
Reinvested dividends	$-	2,280	104

Net investment income (loss)	-	2,280	104

Realized gain (loss) on investments	9,446	(5,903)	366
Change in unrealized gain (loss) on investments	(30,678)	1,973	(893)

Net gain (loss) on investments	(21,232)	(3,930)	(527)

Reinvested capital gains	-	3,111	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(21,232)	1,461	(423)

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	Total		MLVGA2		DSIF		JACAS
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$2,484,110	1,345,207	92,116	21,252	58,600	41,837	4,362	4,078
Realized gain (loss) on investments	2,679,995	(1,941,770)	16,616	6,754	(81,358)	(75,816)	160,623	(74,505)
Change in unrealized gain (loss) on investments	(11,743,102)	14,124,785	(356,890)	137,950	55,442	362,889	(274,065)	216,500
Reinvested capital gains	690,612	690,661	92,062	10,626	19,478	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(5,888,385)	14,218,883	(156,096)	176,582	52,162	328,910	(109,080)	146,073

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	69,416,717	57,294,324	1,054,749	634,060	784,468	622,799	379,456	565,783
Transfers between funds	-	-	1,601,129	992,184	357,444	256,135	(242,449)	390,415
Surrenders (note 6)	(4,530,807)	(2,455,460)	(38,740)	(1,319)	(78,067)	(29,036)	(36,175)	(28,277)
Death Benefits (note 4)	(85,723)	(687,684)	(1,020)	-	-	-	(993)	-
Net policy repayments (loans) (note 5)	(1,532,587)	(871,656)	(20,615)	(6,968)	(63,278)	(89,626)	(20,472)	(12,904)
Deductions for surrender charges (note 2d)	(1,484,097)	(989,964)	(5,527)	(1,200)	(32,497)	(13,540)	(14,478)	(10,564)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(17,338,392)	(13,275,967)	(301,515)	(118,617)	(286,648)	(225,566)	(152,773)	(164,699)
Asset charges (note 3)	(525,076)	(373,464)	(6,568)	(1,987)	(10,006)	(7,813)	(5,481)	(6,006)
Adjustments to maintain reserves	87,446	(3,833)	96	(1,484)	34	(121)	2	97

Net equity transactions	44,007,481	38,636,296	2,281,989	1,494,669	671,450	513,232	(93,363)	733,845

Net change in contract owners’ equity	38,119,096	52,855,179	2,125,893	1,671,251	723,612	842,142	(202,443)	879,918
Contract owners’ equity beginning of period	130,554,358	77,699,179	2,069,695	398,444	2,720,347	1,878,205	1,941,476	1,061,558

Contract owners’ equity end of period	$168,673,454	130,554,358	4,195,588	2,069,695	3,443,959	2,720,347	1,739,033	1,941,476

CHANGES IN UNITS:
Beginning units	10,808,563	7,247,772	154,611	32,706	231,422	183,488	155,217	90,368
Units purchased	8,029,832	8,152,965	205,658	136,300	104,013	89,168	46,255	108,016
Units redeemed	(4,346,226)	(4,592,174)	(35,050)	(14,395)	(47,854)	(41,234)	(52,069)	(43,167)

Ending units	14,492,169	10,808,563	325,219	154,611	287,581	231,422	149,403	155,217

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	JAGTS2		JAIGS2		MIGIC		MVFIC
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$-	-	14,936	15,877	35	21	47,137	34,033
Realized gain (loss) on investments	(2,764)	198	(38,244)	(127,836)	1,018	(77)	103,506	(53,841)
Change in unrealized gain (loss) on investments	(27,755)	1,940	(1,521,061)	773,754	(1,062)	708	(167,909)	298,691
Reinvested capital gains	-	-	39,799	-	-	-	12,749	-

Net increase (decrease) in contract owners’ equity resulting from operations	(30,519)	2,138	(1,504,570)	661,795	(9)	652	(4,517)	278,883

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	84,516	7,271	1,040,431	916,188	2,502	2,385	559,283	717,477
Transfers between funds	176,828	12,746	644,669	210,984	(971)	(728)	230,208	506,331
Surrenders (note 6)	(453)	(588)	(57,272)	(49,702)	(1,590)	(1)	(60,421)	(68,077)
Death Benefits (note 4)	-	-	(987)	-	-	-	(5,246)	-
Net policy repayments (loans) (note 5)	(264)	-	(19,117)	(15,560)	-	-	(13,647)	(4,211)
Deductions for surrender charges (note 2d)	(37)	(200)	(25,884)	(20,338)	(400)	(189)	(15,587)	(22,780)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(18,618)	(792)	(310,716)	(268,197)	(577)	(808)	(210,955)	(205,308)
Asset charges (note 3)	(404)	(17)	(13,349)	(9,518)	(33)	(29)	(9,304)	(8,082)
Adjustments to maintain reserves	79	2	6,848	(633)	(1)	1	(7)	(46)

Net equity transactions	241,647	18,422	1,264,623	763,224	(1,070)	631	474,324	915,304

Net change in contract owners’ equity	211,128	20,560	(239,947)	1,425,019	(1,079)	1,283	469,807	1,194,187
Contract owners’ equity beginning of period	20,560	-	3,605,986	2,180,967	5,728	4,445	2,726,910	1,532,723

Contract owners’ equity end of period	$231,688	20,560	3,366,039	3,605,986	4,649	5,728	3,196,717	2,726,910

CHANGES IN UNITS:
Beginning units	1,811	-	226,274	171,108	456	398	211,083	132,328
Units purchased	22,338	1,960	126,680	93,720	197	212	64,583	107,046
Units redeemed	(1,770)	(149)	(40,806)	(38,554)	(285)	(154)	(27,466)	(28,291)

Ending units	22,379	1,811	312,148	226,274	368	456	248,200	211,083

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	MVIVSC		MFBOV		MFFCA		MFBIE
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$1,064	-	927	1,194	-	281	10,644	6,758
Realized gain (loss) on investments	257	10	9,887	(11,533)	10,519	(5,010)	4,314	(503)
Change in unrealized gain (loss) on investments	(6,698)	770	(21,352)	29,607	(60,000)	45,438	(48,406)	2,516
Reinvested capital gains	-	-	-	-	29,355	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(5,377)	780	(10,538)	19,268	(20,126)	40,709	(33,448)	8,771

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	44,311	1,199	56,655	60,124	35,775	41,830	69,186	50,182
Transfers between funds	75,967	7,162	22,739	54,696	41,587	37,889	75,385	68,781
Surrenders (note 6)	(66)	-	(1,575)	(1,565)	(946)	(857)	(731)	(760)
Death Benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	4,067	-	1,713	(21,684)	1,769	(8,076)	1,901	(8,424)
Deductions for surrender charges (note 2d)	(83)	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(8,688)	(189)	(19,999)	(16,518)	(15,767)	(11,063)	(18,720)	(16,813)
Asset charges (note 3)	(204)	(7)	(651)	(552)	(820)	(444)	(674)	(478)
Adjustments to maintain reserves	20	1	(6)	7	(5)	2	-	2

Net equity transactions	115,324	8,166	58,876	74,508	61,593	59,281	126,347	92,490

Net change in contract owners’ equity	109,947	8,946	48,338	93,776	41,467	99,990	92,899	101,261
Contract owners’ equity beginning of period	8,946	-	222,016	128,240	213,395	113,405	213,153	111,892

Contract owners’ equity end of period	$118,893	8,946	270,354	222,016	254,862	213,395	306,052	213,153

CHANGES IN UNITS:
Beginning units	825	-	25,620	16,171	19,701	13,297	26,038	14,298
Units purchased	13,056	843	13,304	16,759	7,858	11,326	22,549	17,962
Units redeemed	(2,718)	(18)	(6,388)	(7,310)	(2,198)	(4,922)	(5,336)	(6,222)

Ending units	11,163	825	32,536	25,620	25,361	19,701	43,251	26,038

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	MFTCG		MSVFI		MSVRE		NVAMV1
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$-	565	3,793	5,001	-	-	21,488	2,235
Realized gain (loss) on investments	14,450	(4,066)	209	(2,979)	-	-	(8,201)	5,756
Change in unrealized gain (loss) on investments	(18,207)	38,404	1,375	4,740	-	-	(32,036)	20,263
Reinvested capital gains	-	-	-	-	-	-	3,125	3,199

Net increase (decrease) in contract owners’ equity resulting from operations	(3,757)	34,903	5,377	6,762	-	-	(15,624)	31,453

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	32,103	24,421	32,321	32,725	-	(16)	223,340	45,468
Transfers between funds	58,039	55,365	(4,357)	(72,358)	-	(12)	(194,729)	1,262,330
Surrenders (note 6)	(901)	(852)	(777)	(1)	-	-	(7,448)	(5,282)
Death Benefits (note 4)	-	-	-	-	-	-	(2,564)	-
Net policy repayments (loans) (note 5)	8,317	2,361	-	-	-	-	(13,002)	140
Deductions for surrender charges (note 2d)	-	-	(485)	(168)	-	-	(12,965)	(1,374)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(17,788)	(15,244)	(14,641)	(15,570)	-	28	(109,115)	(12,749)
Asset charges (note 3)	(621)	(412)	(367)	(329)	-	(1)	(5,068)	(408)
Adjustments to maintain reserves	1	(6)	8	2	-	1	(35)	(5)

Net equity transactions	79,150	65,633	11,702	(55,699)	-	-	(121,586)	1,288,120

Net change in contract owners’ equity	75,393	100,536	17,079	(48,937)	-	-	(137,210)	1,319,573
Contract owners’ equity beginning of period	200,690	100,154	86,590	135,527	-	-	1,340,342	20,769

Contract owners’ equity end of period	$276,083	200,690	103,669	86,590	-	-	1,203,132	1,340,342

CHANGES IN UNITS:
Beginning units	21,687	13,319	7,213	12,096	-	-	94,019	1,653
Units purchased	11,023	12,857	2,636	2,846	-	156	23,279	95,294
Units redeemed	(2,635)	(4,489)	(1,675)	(7,729)	-	(156)	(33,446)	(2,928)

Ending units	30,075	21,687	8,174	7,213	-	-	83,852	94,019

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	GVAAA2		GVABD2		GVAGG2		GVAGR2
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$44,334	21,730	11,874	8,949	8,560	6,235	5,141	2,446
Realized gain (loss) on investments	50,890	73,347	3,167	20,640	84,765	(7,938)	135,708	(116,066)
Change in unrealized gain (loss) on investments	(78,510)	221,380	15,876	1,840	(188,193)	95,323	(232,225)	397,263
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	16,714	316,457	30,917	31,429	(94,868)	93,620	(91,376)	283,643

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	1,066,744	2,027,330	113,692	260,276	320,238	284,444	515,425	457,099
Transfers between funds	362,434	(174,850)	7,655	(3,681)	(113,017)	132,156	(97,841)	368,619
Surrenders (note 6)	(99,028)	(73,452)	(199)	(42,064)	(6,790)	(52,409)	(60,973)	(19,350)
Death Benefits (note 4)	-	-	-	-	-	(200)	(1,281)	(197)
Net policy repayments (loans) (note 5)	(21,645)	(4,877)	(2,882)	(8,130)	(9,355)	(2,312)	(8,389)	(2,437)
Deductions for surrender charges (note 2d)	(11,514)	(13,080)	(1,497)	(8,251)	(5,320)	(22,906)	(16,331)	(5,763)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(402,634)	(293,056)	(61,034)	(58,774)	(131,370)	(119,135)	(171,480)	(158,334)
Asset charges (note 3)	(13,479)	(8,548)	(1,961)	(1,834)	(3,771)	(3,005)	(6,348)	(5,293)
Adjustments to maintain reserves	63,954	(143)	7	1	(29)	16	360	(45)

Net equity transactions	944,832	1,459,324	53,781	137,543	50,586	216,649	153,142	634,299

Net change in contract owners’ equity	961,546	1,775,781	84,698	168,972	(44,282)	310,269	61,766	917,942
Contract owners’ equity beginning of period	3,173,782	1,398,001	518,084	349,112	1,028,890	718,621	1,815,426	897,484

Contract owners’ equity end of period	$4,135,328	3,173,782	602,782	518,084	984,608	1,028,890	1,877,192	1,815,426

CHANGES IN UNITS:
Beginning units	291,751	143,955	44,558	31,824	85,800	66,698	171,060	99,951
Units purchased	133,387	232,834	12,456	26,307	33,923	39,429	73,715	109,403
Units redeemed	(48,495)	(85,038)	(7,978)	(13,573)	(29,188)	(20,327)	(59,195)	(38,294)

Ending units	376,643	291,751	49,036	44,558	90,535	85,800	185,580	171,060

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	GVAGI2		HIBF3		GEM3		GIG3
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$9,397	5,807	110,317	63,038	16,976	1,396	1,116	-
Realized gain (loss) on investments	33,531	13,608	36,214	(3,567)	95,395	(262,357)	(3,190)	-
Change in unrealized gain (loss) on investments	(68,571)	53,865	(102,442)	22,111	(670,557)	556,660	(2,183)	-
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(25,643)	73,280	44,089	81,582	(558,186)	295,699	(4,257)	-

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	301,988	364,441	428,359	217,549	664,206	633,871	38,550	-
Transfers between funds	43,707	271,573	672,768	178,407	75,641	(43,724)	76,146	-
Surrenders (note 6)	(26,857)	(41,662)	(11,274)	(2,921)	(22,815)	(49,896)	(19)	-
Death Benefits (note 4)	-	-	(622)	(199)	(987)	-	-	-
Net policy repayments (loans) (note 5)	(3,197)	524	(17,741)	(5,141)	(20,364)	(13,422)	72	-
Deductions for surrender charges (note 2d)	(6,996)	(8,652)	(3,453)	(1,541)	(18,320)	(21,872)	(20)	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(103,472)	(85,981)	(119,463)	(66,170)	(226,141)	(180,047)	(4,556)	-
Asset charges (note 3)	(3,199)	(2,173)	(4,218)	(1,870)	(6,850)	(5,348)	(149)	-
Adjustments to maintain reserves	(13)	(47)	474	13	43	180	1	-

Net equity transactions	201,961	498,023	944,830	318,127	444,413	319,742	110,025	-

Net change in contract owners’ equity	176,318	571,303	988,919	399,709	(113,773)	615,441	105,768	-
Contract owners’ equity beginning of period	922,273	350,970	960,243	560,534	2,192,210	1,576,769	-	-

Contract owners’ equity end of period	$1,098,591	922,273	1,949,162	960,243	2,078,437	2,192,210	105,768	-

CHANGES IN UNITS:
Beginning units	103,788	43,831	67,173	44,372	103,153	86,223	-	-
Units purchased	43,543	80,581	78,674	37,365	44,283	58,469	13,117	-
Units redeemed	(20,874)	(20,624)	(14,495)	(14,564)	(21,419)	(41,539)	(614)	-

Ending units	126,457	103,788	131,352	67,173	126,017	103,153	12,503	-

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	NVIE6		NVNMO1		NVNSR2		NVCRA1
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$3,144	2,288	2,042	617	5,906	4,499	41,679	4,332
Realized gain (loss) on investments	11,655	15,713	17,961	5,177	78,696	(27,267)	31,366	29,264
Change in unrealized gain (loss) on investments	(46,948)	8,667	(64,346)	6,862	(135,516)	170,874	(238,195)	26,505
Reinvested capital gains	-	-	2,715	25,016	-	-	30,340	109,859

Net increase (decrease) in contract owners’ equity resulting from operations	(32,149)	26,668	(41,628)	37,672	(50,914)	148,106	(134,810)	169,960

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	69,461	93,286	40,726	38,988	174,971	193,136	1,189,143	626,316
Transfers between funds	(38,379)	(163,089)	20,887	108,092	433,405	(202,686)	274,700	441,157
Surrenders (note 6)	(476)	(2,304)	(712)	169	(22,763)	(48,367)	(8,588)	(79)
Death Benefits (note 4)	-	-	-	-	(3,538)	-	(1,075)	-
Net policy repayments (loans) (note 5)	(3,577)	234	13	(1,019)	(2,736)	(2,769)	(33,564)	(437)
Deductions for surrender charges (note 2d)	(490)	(1,375)	(394)	-	(19,037)	(13,754)	(9,928)	(3,784)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(26,979)	(27,272)	(22,525)	(17,182)	(84,990)	(93,866)	(341,813)	(230,029)
Asset charges (note 3)	(1,226)	(908)	(904)	(622)	(3,950)	(3,215)	(6,661)	(3,557)
Adjustments to maintain reserves	2	(17)	(2)	115	3,523	(2)	139	(396)

Net equity transactions	(1,664)	(101,445)	37,089	128,541	474,885	(171,523)	1,062,353	829,191

Net change in contract owners’ equity	(33,813)	(74,777)	(4,539)	166,213	423,971	(23,417)	927,543	999,151
Contract owners’ equity beginning of period	298,851	373,628	321,900	155,687	721,364	744,781	1,555,220	556,069

Contract owners’ equity end of period	$265,038	298,851	317,361	321,900	1,145,335	721,364	2,482,763	1,555,220

CHANGES IN UNITS:
Beginning units	37,091	52,401	35,126	19,640	72,005	91,858	163,017	67,030
Units purchased	9,116	15,097	11,473	18,285	60,125	26,440	160,789	126,849
Units redeemed	(9,658)	(30,407)	(7,416)	(2,799)	(13,946)	(46,293)	(46,405)	(30,862)

Ending units	36,549	37,091	39,183	35,126	118,184	72,005	277,401	163,017

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	NVCRB1		NVCCA1		NVCCN1		NVCMD1
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$55,166	14,388	67,986	10,939	18,264	4,427	135,818	25,324
Realized gain (loss) on investments	33,648	62,363	136,769	43,265	1,894	8,059	126,643	66,982
Change in unrealized gain (loss) on investments	(125,659)	75,006	(407,985)	138,985	(12,066)	3,893	(449,276)	298,900
Reinvested capital gains	14,468	-	20,601	72	3,310	7,295	37,965	-

Net increase (decrease) in contract owners’ equity resulting from operations	(22,377)	151,757	(182,629)	193,261	11,402	23,674	(148,850)	391,206

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	1,023,163	491,394	1,094,303	907,353	310,548	372,108	1,652,338	2,040,808
Transfers between funds	179,021	636,881	1,793,220	272,123	228,893	92,900	341,737	1,726,877
Surrenders (note 6)	(100)	(51,394)	(279,341)	(103,805)	(415)	(4,592)	(896,533)	(96,456)
Death Benefits (note 4)	-	-	-	(13,763)	-	-	-	(38,227)
Net policy repayments (loans) (note 5)	(1,426)	(3,144)	(93,211)	(3)	(2)	(2)	(91,257)	(37,288)
Deductions for surrender charges (note 2d)	(1,973)	(3,748)	(78,192)	(2,562)	(6,417)	(38)	(61,444)	(20,753)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(264,343)	(170,037)	(414,832)	(254,898)	(79,858)	(52,701)	(549,691)	(342,212)
Asset charges (note 3)	(9,217)	(5,755)	(9,667)	(5,633)	(2,883)	(1,272)	(16,488)	(8,355)
Adjustments to maintain reserves	11	(50)	(711)	(258)	(1)	4	(75)	1,069

Net equity transactions	925,136	894,147	2,011,569	798,554	449,865	406,407	378,587	3,225,463

Net change in contract owners’ equity	902,759	1,045,904	1,828,940	991,815	461,267	430,081	229,737	3,616,669
Contract owners’ equity beginning of period	1,772,073	726,169	2,023,626	1,031,811	561,567	131,486	5,208,944	1,592,275

Contract owners’ equity end of period	$2,674,832	1,772,073	3,852,566	2,023,626	1,022,834	561,567	5,438,681	5,208,944

CHANGES IN UNITS:
Beginning units	167,231	75,697	199,390	114,328	50,764	12,702	502,389	171,116
Units purchased	120,634	115,333	269,230	118,272	48,330	46,077	194,770	391,004
Units redeemed	(32,214)	(23,799)	(75,802)	(33,210)	(7,997)	(8,015)	(160,556)	(59,731)

Ending units	255,651	167,231	392,818	199,390	91,097	50,764	536,603	502,389

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	NVCMA1		NVCMC1		NVCBD1		NVLCP1
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$159,241	26,096	16,648	5,701	32,272	20,071	7,492	3,038
Realized gain (loss) on investments	114,564	160,043	21,595	19,899	12,176	9,802	559	1,309
Change in unrealized gain (loss) on investments	(714,139)	365,900	(39,011)	20,308	17,905	3,221	9,491	(1,875)
Reinvested capital gains	65,224	-	3,306	895	-	8,003	319	3,754

Net increase (decrease) in contract owners’ equity resulting from operations	(375,110)	552,039	2,538	46,803	62,353	41,097	17,861	6,226

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	3,065,740	2,016,586	375,544	123,596	120,059	176,132	73,199	92,416
Transfers between funds	563,933	1,390,346	84,994	132,985	377,194	183,659	112,540	49,566
Surrenders (note 6)	(209,351)	(2,049)	(2,521)	(20)	(13,061)	(4,564)	(287)	(556)
Death Benefits (note 4)	(6,018)	(582,212)	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	(19,664)	(45,488)	-	-	(23,239)	(967)	-	-
Deductions for surrender charges (note 2d)	(47,115)	(16,713)	(1,039)	(441)	(66,876)	(7,282)	(1,219)	(189)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(977,572)	(641,973)	(86,001)	(59,983)	(67,627)	(84,729)	(27,119)	(11,675)
Asset charges (note 3)	(20,786)	(14,595)	(3,063)	(2,137)	(2,184)	(1,525)	(1,088)	(301)
Adjustments to maintain reserves	879	1,978	(11)	6	5	3	(1)	-

Net equity transactions	2,350,046	2,105,880	367,903	194,006	324,271	260,727	156,025	129,261

Net change in contract owners’ equity	1,974,936	2,657,919	370,441	240,809	386,624	301,824	173,886	135,487
Contract owners’ equity beginning of period	5,366,799	2,708,880	551,338	310,529	809,905	508,081	177,110	41,623

Contract owners’ equity end of period	$7,341,735	5,366,799	921,779	551,338	1,196,529	809,905	350,996	177,110

CHANGES IN UNITS:
Beginning units	541,174	310,026	51,188	31,516	69,927	46,963	14,090	3,588
Units purchased	414,174	384,397	47,874	25,663	41,393	37,972	14,580	12,232
Units redeemed	(179,537)	(153,249)	(13,239)	(5,991)	(14,403)	(15,008)	(2,419)	(1,730)

Ending units	775,811	541,174	85,823	51,188	96,917	69,927	26,251	14,090

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	TRF		GBF		CAF		GVIX6
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$7,329	8,021	42,490	53,952	74	-	21,275	11,824
Realized gain (loss) on investments	31,105	(132,510)	(13,594)	28,714	(1,065)	-	(11,123)	(11,990)
Change in unrealized gain (loss) on investments	(29,161)	219,168	72,373	(48,815)	177	-	(112,178)	57,579
Reinvested capital gains	-	-	4,367	60,471	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	9,273	94,679	105,636	94,322	(814)	-	(102,026)	57,413

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	109,964	218,322	305,534	727,387	6,682	-	349,109	242,733
Transfers between funds	(161,006)	(154,662)	(162,019)	(668,219)	12,294	-	64,980	131,761
Surrenders (note 6)	(22,880)	(47,788)	(150,182)	(75,747)	-	-	(946)	(4,605)
Death Benefits (note 4)	(4,379)	-	(602)	-	-	-	-	-
Net policy repayments (loans) (note 5)	(6,637)	(2,734)	(4,920)	(4,929)	-	-	(13,761)	-
Deductions for surrender charges (note 2d)	(12,968)	(16,319)	(67,413)	(21,211)	-	-	(569)	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(88,262)	(111,970)	(147,830)	(201,245)	(1,109)	-	(97,582)	(39,970)
Asset charges (note 3)	(3,300)	(3,877)	(5,228)	(6,513)	(6)	-	(1,299)	(893)
Adjustments to maintain reserves	(14)	(10)	25	82	(2)	-	-	(3)

Net equity transactions	(189,482)	(119,038)	(232,635)	(250,395)	17,859	-	299,932	329,023

Net change in contract owners’ equity	(180,209)	(24,359)	(126,999)	(156,073)	17,045	-	197,906	386,436
Contract owners’ equity beginning of period	768,603	792,962	1,599,599	1,755,672	-	-	687,664	301,228

Contract owners’ equity end of period	$588,394	768,603	1,472,600	1,599,599	17,045	-	885,570	687,664

CHANGES IN UNITS:
Beginning units	68,854	80,590	121,105	139,277	-	-	72,715	34,255
Units purchased	10,050	23,396	29,447	50,084	4,731	-	50,075	46,124
Units redeemed	(26,471)	(35,132)	(46,603)	(68,256)	(2,873)	-	(15,506)	(7,664)

Ending units	52,433	68,854	103,949	121,105	1,858	-	107,284	72,715

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	GVIDA		NVDBL2		NVDCA2		GVIDC
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$53,067	36,731	13,493	1,469	27,771	7,378	30,200	15,452
Realized gain (loss) on investments	(65,272)	(72,557)	6,048	702	2,956	3,575	29,540	11,240
Change in unrealized gain (loss) on investments	(98,372)	374,887	(16,942)	17,072	(57,609)	81,045	(26,911)	17,304
Reinvested capital gains	-	-	938	496	1,296	1,569	4,456	1,987

Net increase (decrease) in contract owners’ equity resulting from operations	(110,577)	339,061	3,537	19,739	(25,586)	93,567	37,285	45,983

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	861,218	801,103	434,923	208,515	490,389	466,815	423,868	310,439
Transfers between funds	21,917	370,424	389,885	127,407	244,285	453,424	305,714	212,389
Surrenders (note 6)	(93,600)	(40,610)	(360)	(60)	(492)	(1,484)	(93,221)	(3,156)
Death Benefits (note 4)	-	(4,002)	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	(9,884)	(11,580)	(4,780)	-	-	-	-	-
Deductions for surrender charges (note 2d)	(48,277)	(37,382)	(1,698)	(66)	(1,849)	(4,107)	(9,385)	(2,244)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(385,283)	(325,133)	(162,655)	(51,974)	(125,125)	(65,420)	(145,599)	(96,617)
Asset charges (note 3)	(11,816)	(9,597)	(3,718)	(765)	(6,916)	(3,524)	(6,821)	(4,990)
Adjustments to maintain reserves	(11)	(54)	(8)	(5)	(22)	(3)	(60)	(26)

Net equity transactions	334,264	743,169	651,589	283,052	600,270	845,701	474,496	415,795

Net change in contract owners’ equity	223,687	1,082,230	655,126	302,791	574,684	939,268	511,781	461,778
Contract owners’ equity beginning of period	2,784,959	1,702,729	319,285	16,494	1,037,099	97,831	1,100,725	638,947

Contract owners’ equity end of period	$3,008,646	2,784,959	974,411	319,285	1,611,783	1,037,099	1,612,506	1,100,725

CHANGES IN UNITS:
Beginning units	221,749	155,410	24,978	1,417	75,852	8,016	87,481	53,773
Units purchased	84,468	108,425	64,580	28,394	53,262	73,952	61,702	52,549
Units redeemed	(56,855)	(42,086)	(13,997)	(4,833)	(10,117)	(6,116)	(24,676)	(18,841)

Ending units	249,362	221,749	75,561	24,978	118,997	75,852	124,507	87,481

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	GVIDM		GVDMA		GVDMC		MCIF
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$176,593	74,099	227,714	128,710	17,618	7,488	5,768	6,762
Realized gain (loss) on investments	52,162	(97,119)	(139,131)	(221,773)	10,346	11,559	38,774	(55,793)
Change in unrealized gain (loss) on investments	(252,454)	576,220	(339,500)	1,104,162	(12,659)	11,268	(76,345)	166,462
Reinvested capital gains	-	-	-	-	-	-	11,562	619

Net increase (decrease) in contract owners’ equity resulting from operations	(23,699)	553,200	(250,917)	1,011,099	15,305	30,315	(20,241)	118,050

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	3,145,325	1,501,008	4,522,268	3,585,719	293,012	175,593	166,854	133,184
Transfers between funds	767,159	2,144,359	597,767	1,870,005	218,510	42,194	87,131	(78,268)
Surrenders (note 6)	(25,802)	(17,835)	(432,964)	(193,093)	(2,386)	(39)	(5,050)	(29,316)
Death Benefits (note 4)	-	(14,961)	-	-	-	-	-	(11,600)
Net policy repayments (loans) (note 5)	(26,435)	1,492	(66,018)	1,273	(10,493)	(44,590)	(8,443)	(82,977)
Deductions for surrender charges (note 2d)	(44,571)	(14,365)	(104,964)	(102,429)	(5,577)	(142)	(5,241)	(3,281)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(948,737)	(614,989)	(1,614,307)	(1,237,917)	(87,355)	(65,474)	(66,411)	(57,637)
Asset charges (note 3)	(36,300)	(18,472)	(38,225)	(28,176)	(2,870)	(1,643)	(2,667)	(2,341)
Adjustments to maintain reserves	233	(3,048)	(3,008)	(2,271)	3	(755)	(102)	293

Net equity transactions	2,830,872	2,963,189	2,860,549	3,893,111	402,844	105,144	166,071	(131,943)

Net change in contract owners’ equity	2,807,173	3,516,389	2,609,632	4,904,210	418,149	135,459	145,830	(13,893)
Contract owners’ equity beginning of period	6,601,716	3,085,327	9,710,940	4,806,730	434,425	298,966	613,069	626,962

Contract owners’ equity end of period	$9,408,889	6,601,716	12,320,572	9,710,940	852,574	434,425	758,899	613,069

CHANGES IN UNITS:
Beginning units	518,780	268,912	761,845	425,494	34,079	25,450	41,128	53,080
Units purchased	351,786	311,899	431,675	492,265	43,816	18,663	19,939	20,962
Units redeemed	(130,891)	(62,031)	(205,943)	(155,914)	(12,365)	(10,034)	(8,827)	(32,914)

Ending units	739,675	518,780	987,577	761,845	65,530	34,079	52,240	41,128

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	SAM		NVMIG3		GVDIV3		NVMLG1
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$5	8	9,242	5,906	14,868	15,570	85	495
Realized gain (loss) on investments	-	-	75,937	(34,341)	(14,762)	(58,980)	55,147	80,362
Change in unrealized gain (loss) on investments	-	-	(140,133)	149,225	(122,309)	93,970	(90,243)	(17,678)
Reinvested capital gains	-	-	-	-	-	-	-	42,453

Net increase (decrease) in contract owners’ equity resulting from operations	5	8	(54,954)	120,790	(122,203)	50,560	(35,011)	105,632

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	20,724,738	16,854,392	153,525	212,674	81,759	152,353	299,650	279,240
Transfers between funds	(13,243,913)	(15,107,354)	(143,651)	(93,873)	35,437	(36,622)	(28,667)	308,561
Surrenders (note 6)	(614,966)	(214,193)	(30,039)	(52,287)	(917)	(4,863)	(15,263)	(34,537)
Death Benefits (note 4)	(1,527)	-	(6,524)	-	-	-	(4,364)	(10,789)
Net policy repayments (loans) (note 5)	(398,191)	(85,451)	(12,045)	(5,369)	(25)	(88)	(9,113)	(83,628)
Deductions for surrender charges (note 2d)	(93,333)	(50,000)	(16,106)	(15,860)	(2,984)	(6,287)	(15,117)	(16,848)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(1,388,504)	(1,265,050)	(92,964)	(108,106)	(38,156)	(39,275)	(135,308)	(124,954)
Asset charges (note 3)	(33,126)	(28,202)	(3,288)	(3,544)	(1,913)	(1,698)	(4,088)	(3,364)
Adjustments to maintain reserves	1,820	345	(51)	(9)	(23)	(47)	468	456

Net equity transactions	4,952,998	104,487	(151,143)	(66,374)	73,178	63,473	88,198	314,137

Net change in contract owners’ equity	4,953,003	104,495	(206,097)	54,416	(49,025)	114,033	53,187	419,769
Contract owners’ equity beginning of period	6,170,232	6,065,737	829,332	774,916	735,427	621,394	1,074,619	654,850

Contract owners’ equity end of period	$11,123,235	6,170,232	623,235	829,332	686,402	735,427	1,127,806	1,074,619

CHANGES IN UNITS:
Beginning units	537,380	528,280	86,794	92,482	68,742	61,633	112,634	79,282
Units purchased	1,837,038	1,484,746	22,265	29,690	12,839	16,998	47,210	71,797
Units redeemed	(1,405,670)	(1,475,646)	(37,094)	(35,378)	(5,098)	(9,889)	(38,097)	(38,445)

Ending units	968,748	537,380	71,965	86,794	76,483	68,742	121,747	112,634

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	NVMLV1		NVMMG1		NVMMV2		SCGF
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$3,269	1,294	-	-	3,400	6,710	-	-
Realized gain (loss) on investments	5,429	7,152	105,060	48,616	46,929	35,136	24,817	1,586
Change in unrealized gain (loss) on investments	(37,725)	8,104	(158,523)	272,504	(60,134)	20,476	(34,421)	47,272
Reinvested capital gains	10,330	8,756	-	-	1,724	22,721	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(18,697)	25,306	(53,463)	321,120	(8,081)	85,043	(9,604)	48,858

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	69,645	57,251	208,256	226,629	93,960	145,445	84,769	53,901
Transfers between funds	49,924	65,331	(53,101)	(57,906)	(110,978)	(315,500)	103,802	76,172
Surrenders (note 6)	(239)	(179)	(34,777)	(43,766)	(23,006)	(41,718)	(2,909)	(1,472)
Death Benefits (note 4)	-	-	(2,427)	-	(3,693)	-	-	-
Net policy repayments (loans) (note 5)	(2,598)	39	(13,484)	(5,773)	(7,554)	(1,996)	(1,349)	(542)
Deductions for surrender charges (note 2d)	(470)	(2,746)	(30,608)	(12,738)	(16,336)	(10,301)	(3,822)	(2,104)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(32,510)	(25,733)	(140,254)	(143,649)	(55,692)	(71,738)	(48,994)	(27,828)
Asset charges (note 3)	(1,061)	(647)	(5,544)	(5,320)	(1,900)	(2,382)	(1,104)	(669)
Adjustments to maintain reserves	81	18	(48)	(99)	(15)	(4)	(117)	384

Net equity transactions	82,772	93,334	(71,987)	(42,622)	(125,214)	(298,194)	130,276	97,842

Net change in contract owners’ equity	64,075	118,640	(125,450)	278,498	(133,295)	(213,151)	120,672	146,700
Contract owners’ equity beginning of period	224,750	106,110	1,474,969	1,196,471	510,213	723,364	271,889	125,189

Contract owners’ equity end of period	$288,825	224,750	1,349,519	1,474,969	376,918	510,213	392,561	271,889

CHANGES IN UNITS:
Beginning units	24,511	13,082	145,695	149,880	48,371	82,042	24,951	14,412
Units purchased	13,216	18,936	29,925	33,865	11,979	17,960	17,968	14,313
Units redeemed	(4,278)	(7,507)	(36,430)	(38,050)	(23,767)	(51,631)	(6,659)	(3,774)

Ending units	33,449	24,511	139,190	145,695	36,583	48,371	36,260	24,951

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	SCVF		SCF		MSBF		NVSTB2
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$1,344	1,511	3,305	1,246	35,253	36,931	2,078	1,251
Realized gain (loss) on investments	12,615	(25,517)	25,225	(10,714)	5,562	(10,559)	192	63
Change in unrealized gain (loss) on investments	(34,712)	89,942	(68,521)	123,404	1,139	24,705	(634)	620
Reinvested capital gains	-	-	-	-	-	-	-	189

Net increase (decrease) in contract owners’ equity resulting from operations	(20,753)	65,936	(39,991)	113,936	41,954	51,077	1,636	2,123

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	99,446	63,578	144,343	117,539	109,714	245,044	25,657	12,978
Transfers between funds	49,024	26,936	40,810	(195,012)	100,382	102,571	14,442	15,600
Surrenders (note 6)	(9,808)	(10,077)	(4,961)	(1,152)	(9,800)	(16,745)	(2,986)	(736)
Death Benefits (note 4)	(467)	-	(2,072)	-	-	-	-	-
Net policy repayments (loans) (note 5)	(7,754)	(1,445)	(6,936)	(369)	(19,237)	(6)	(343)	-
Deductions for surrender charges (note 2d)	(2,909)	(6,823)	(8,972)	(3,343)	(3,810)	(4,871)	(5,301)	(76)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(33,932)	(29,501)	(68,561)	(57,377)	(43,756)	(34,045)	(11,363)	(9,313)
Asset charges (note 3)	(1,422)	(1,121)	(2,505)	(1,460)	(1,680)	(1,499)	(289)	(274)
Adjustments to maintain reserves	(42)	3	(2)	5	5	25	6	(5)

Net equity transactions	92,136	41,550	91,144	(141,169)	131,818	290,474	19,823	18,174

Net change in contract owners’ equity	71,383	107,486	51,153	(27,233)	173,772	341,551	21,459	20,297
Contract owners’ equity beginning of period	323,952	216,466	587,756	614,989	687,406	345,855	101,345	81,048

Contract owners’ equity end of period	$395,335	323,952	638,909	587,756	861,178	687,406	122,804	101,345

CHANGES IN UNITS:
Beginning units	25,346	21,442	42,779	56,094	53,859	29,967	9,291	7,610
Units purchased	15,203	10,233	17,078	20,534	17,382	29,581	7,310	2,741
Units redeemed	(7,966)	(6,329)	(10,618)	(33,849)	(7,313)	(5,689)	(5,487)	(1,060)

Ending units	32,583	25,346	49,239	42,779	63,928	53,859	11,114	9,291

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	NVOLG1		NVTIV3		EIF		NVRE1
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$22,100	191	19,670	17,060	9,935	8,861	24,707	34,887
Realized gain (loss) on investments	(2,105)	3,737	25,487	59,826	27,670	(29,440)	83,551	35,467
Change in unrealized gain (loss) on investments	(103,700)	13,026	(125,414)	(136,098)	(56,537)	104,827	42,149	228,757
Reinvested capital gains	11,688	1,183	758	112,563	-	-	11,471	166,880

Net increase (decrease) in contract owners’ equity resulting from operations	(72,017)	18,137	(79,499)	53,351	(18,932)	84,248	161,878	465,991

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	441,178	71,201	178,104	276,332	152,406	156,959	696,476	590,398
Transfers between funds	(47,862)	3,143,423	(152,644)	(160,985)	7,056	120,278	137,565	418,189
Surrenders (note 6)	(56,580)	(15,005)	(22,126)	(63,860)	(15,485)	(29,412)	(21,496)	(25,841)
Death Benefits (note 4)	(3,592)	-	(5,833)	-	(2,365)	-	(987)	-
Net policy repayments (loans) (note 5)	(29,148)	(1,652)	(13,323)	(3,963)	(7,259)	(2,667)	(31,671)	(9,773)
Deductions for surrender charges (note 2d)	(56,388)	(4,195)	(13,047)	(17,304)	(5,598)	(11,700)	(10,363)	(12,122)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(273,543)	(24,178)	(99,321)	(121,404)	(66,093)	(68,038)	(194,906)	(140,954)
Asset charges (note 3)	(12,658)	(817)	(3,234)	(3,817)	(3,090)	(2,452)	(7,776)	(5,795)
Adjustments to maintain reserves	68	3	1	(74)	1,432	(1)	(55)	(324)

Net equity transactions	(38,525)	3,168,780	(131,423)	(95,075)	61,004	162,967	566,787	813,778

Net change in contract owners’ equity	(110,542)	3,186,917	(210,922)	(41,724)	42,072	247,215	728,665	1,279,769
Contract owners’ equity beginning of period	3,194,400	7,483	832,699	874,423	692,051	444,836	2,261,602	981,833

Contract owners’ equity end of period	$3,083,858	3,194,400	621,777	832,699	734,123	692,051	2,990,267	2,261,602

CHANGES IN UNITS:
Beginning units	224,814	573	60,073	67,086	61,272	45,596	235,145	132,893
Units purchased	38,328	227,514	15,554	26,648	18,673	26,372	90,315	130,343
Units redeemed	(41,149)	(3,273)	(24,406)	(33,661)	(13,401)	(10,696)	(33,530)	(28,091)

Ending units	221,993	224,814	51,221	60,073	66,544	61,272	291,930	235,145

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	ALVSVA		ACVIP2		ACVMV1		ACVV
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$4,026	1,533	24,682	5,755	19,640	25,481	-	10,890
Realized gain (loss) on investments	19,976	30,136	17,977	8,113	51,839	2,345	-	(148,481)
Change in unrealized gain (loss) on investments	(104,143)	74,540	19,886	3,387	(118,986)	177,078	-	212,246
Reinvested capital gains	-	-	5,752	-	37,193	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(80,141)	106,209	68,297	17,255	(10,314)	204,904	-	74,655

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	255,690	381,273	271,358	131,369	270,925	231,714	-	116,085
Transfers between funds	151,112	205,509	285,997	138,415	67,710	505,065	-	(1,193,588)
Surrenders (note 6)	(36,282)	(23,290)	(6,171)	(6,162)	(19,312)	(21,723)	-	(5,458)
Death Benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	(5,687)	-	(11,714)	(1,177)	(5,265)	385	-	(282)
Deductions for surrender charges (note 2d)	(6,111)	(7,382)	(6,021)	(4,816)	(10,486)	(13,511)	-	(3,345)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(69,237)	(35,009)	(77,546)	(51,324)	(112,585)	(92,215)	-	(61,118)
Asset charges (note 3)	(3,027)	(1,358)	(1,796)	(1,203)	(4,992)	(3,741)	-	(2,455)
Adjustments to maintain reserves	29	(342)	170	45	4	(36)	-	98

Net equity transactions	286,487	519,401	454,277	205,147	185,999	605,938	-	(1,150,063)

Net change in contract owners’ equity	206,346	625,610	522,574	222,402	175,685	810,842	-	(1,075,408)
Contract owners’ equity beginning of period	732,996	107,386	454,564	232,162	1,356,944	546,102	-	1,075,408

Contract owners’ equity end of period	$939,342	732,996	977,138	454,564	1,532,629	1,356,944	-	-

CHANGES IN UNITS:
Beginning units	64,559	12,003	35,291	18,947	86,985	41,747	-	102,102
Units purchased	40,461	64,886	45,562	23,515	29,967	59,595	-	11,708
Units redeemed	(14,710)	(12,330)	(12,964)	(7,171)	(18,019)	(14,357)	-	(113,810)

Ending units	90,310	64,559	67,889	35,291	98,933	86,985	-	-

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	DVSCS		DCAP		FQB		FCS
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$6,723	3,819	4,221	951	4,621	5,773	-	1,153
Realized gain (loss) on investments	20,831	(65,725)	15,362	(1,784)	2,616	1,985	-	(548,686)
Change in unrealized gain (loss) on investments	(13,117)	273,621	10,338	19,070	(5,175)	1,881	-	846,160
Reinvested capital gains	2,689	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	17,126	211,715	29,921	18,237	2,062	9,639	-	298,627

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	330,087	232,416	115,032	111,792	6,936	17,336	-	392,959
Transfers between funds	172,006	214,373	179,335	25,874	(39)	56,190	-	(3,084,371)
Surrenders (note 6)	(8,403)	(9,919)	(102)	(1,165)	(55,386)	(15,801)	-	(15,883)
Death Benefits (note 4)	(2,678)	(198)	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	(24,806)	(983)	(1,001)	-	(5,986)	(4)	-	(6,783)
Deductions for surrender charges (note 2d)	(10,822)	(7,459)	-	(1,103)	(12,203)	(7,842)	-	(23,898)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(129,421)	(91,767)	(23,086)	(11,545)	(8,758)	(12,855)	-	(198,190)
Asset charges (note 3)	(3,818)	(2,474)	(788)	(305)	(372)	(616)	-	(8,290)
Adjustments to maintain reserves	(3)	9	107	-	(10)	49	-	(79)

Net equity transactions	322,142	333,998	269,497	123,548	(75,818)	36,457	-	(2,944,535)

Net change in contract owners’ equity	339,268	545,713	299,418	141,785	(73,756)	46,096	-	(2,645,908)
Contract owners’ equity beginning of period	1,095,495	549,782	183,379	41,594	135,504	89,408	-	2,645,908

Contract owners’ equity end of period	$1,434,763	1,095,495	482,797	183,379	61,748	135,504	-	-

CHANGES IN UNITS:
Beginning units	80,099	50,580	14,077	3,682	10,068	7,208	-	219,138
Units purchased	44,807	42,501	26,646	11,784	507	5,707	-	32,242
Units redeemed	(20,588)	(12,982)	(6,725)	(1,389)	(6,089)	(2,847)	-	(251,380)

Ending units	104,318	80,099	33,998	14,077	4,486	10,068	-	-

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	FNRS2		FEIS		FF10S		FF20S
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$24,701	5,628	38,827	19,745	8,215	4,659	22,517	16,110
Realized gain (loss) on investments	129,591	(65,796)	46,175	(78,465)	2,949	(331)	53,634	(21,911)
Change in unrealized gain (loss) on investments	(363,715)	378,140	(68,536)	206,914	(19,080)	8,233	(105,760)	96,316
Reinvested capital gains	-	-	-	-	2,037	3,102	4,076	5,238

Net increase (decrease) in contract owners’ equity resulting from operations	(209,423)	317,972	16,466	148,194	(5,879)	15,663	(25,533)	95,753

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	1,224,825	688,346	379,194	282,625	198,675	187,558	251,563	289,142
Transfers between funds	250,439	(417,790)	207,130	170,384	7,696	15,171	168,574	126,614
Surrenders (note 6)	(15,901)	(15,201)	(14,723)	(14,798)	(1,259)	(3,612)	(17,121)	(3,697)
Death Benefits (note 4)	(1,057)	-	(440)	-	-	-	-	(11,336)
Net policy repayments (loans) (note 5)	(19,133)	(13,255)	(17,411)	(30,425)	-	-	(12,326)	-
Deductions for surrender charges (note 2d)	(18,252)	(13,607)	(61,268)	(10,490)	(101)	(897)	(5,436)	(9,008)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(272,945)	(165,208)	(165,841)	(134,039)	(31,085)	(14,987)	(135,870)	(97,744)
Asset charges (note 3)	(9,122)	(4,393)	(5,460)	(3,946)	(2,669)	(823)	(5,731)	(3,374)
Adjustments to maintain reserves	(84)	(2,276)	58	17	3	(8)	(6)	(39)

Net equity transactions	1,138,770	56,616	321,239	259,328	171,260	182,402	243,647	290,558

Net change in contract owners’ equity	929,347	374,588	337,705	407,522	165,381	198,065	218,114	386,311
Contract owners’ equity beginning of period	1,781,543	1,406,955	1,243,740	836,218	238,277	40,212	846,521	460,210

Contract owners’ equity end of period	$2,710,890	1,781,543	1,581,445	1,243,740	403,658	238,277	1,064,635	846,521

CHANGES IN UNITS:
Beginning units	96,805	91,096	111,065	85,940	17,629	3,354	62,287	38,779
Units purchased	84,546	59,319	62,575	53,139	17,272	16,096	40,438	33,640
Units redeemed	(25,969)	(53,610)	(33,621)	(28,014)	(4,951)	(1,821)	(23,498)	(10,132)

Ending units	155,382	96,805	140,019	111,065	29,950	17,629	79,227	62,287

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	FF30S		FGS		FIGBS		FMCS
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$63,118	46,236	5,642	2,742	82,951	83,868	6,288	7,894
Realized gain (loss) on investments	48,395	(32,244)	10,449	(11,344)	53,837	28,857	45,898	(107,525)
Change in unrealized gain (loss) on investments	(209,434)	233,483	(33,346)	325,479	(26,856)	27,410	(504,608)	794,279
Reinvested capital gains	9,237	14,923	6,720	5,019	65,740	26,317	7,205	8,613

Net increase (decrease) in contract owners’ equity resulting from operations	(88,684)	262,398	(10,535)	321,896	175,672	166,452	(445,217)	703,261

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	822,220	725,261	350,406	286,273	484,576	636,520	1,147,685	1,024,471
Transfers between funds	239,296	1,158,661	212,613	162,351	(91,754)	214,565	148,905	155,397
Surrenders (note 6)	(83,425)	(14,647)	(43,272)	(20,504)	(65,908)	(58,944)	(83,133)	(81,890)
Death Benefits (note 4)	-	-	-	-	(2,418)	-	(4,151)	-
Net policy repayments (loans) (note 5)	(31,478)	(6,034)	(10,153)	(12,015)	(14,778)	(21,831)	(17,797)	(15,236)
Deductions for surrender charges (note 2d)	(36,890)	(17,254)	(19,936)	(17,632)	(25,498)	(19,874)	(43,160)	(29,763)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(338,739)	(238,474)	(174,582)	(129,317)	(224,535)	(212,697)	(346,842)	(281,015)
Asset charges (note 3)	(15,903)	(9,406)	(6,960)	(5,258)	(8,405)	(8,474)	(14,510)	(10,189)
Adjustments to maintain reserves	1,079	(22)	13	(72)	61	2	2,216	(876)

Net equity transactions	556,160	1,598,085	308,129	263,826	51,341	529,267	789,213	760,899

Net change in contract owners’ equity	467,476	1,860,483	297,594	585,722	227,013	695,719	343,996	1,464,160
Contract owners’ equity beginning of period	2,594,511	734,028	1,757,069	1,171,347	2,419,427	1,723,708	3,475,527	2,011,367

Contract owners’ equity end of period	$3,061,987	2,594,511	2,054,663	1,757,069	2,646,440	2,419,427	3,819,523	3,475,527

CHANGES IN UNITS:
Beginning units	192,800	63,273	143,625	118,780	181,403	139,164	203,373	151,478
Units purchased	79,414	154,353	44,579	46,160	47,544	75,153	93,767	97,004
Units redeemed	(38,371)	(24,826)	(20,490)	(21,315)	(43,864)	(32,914)	(46,812)	(45,109)

Ending units	233,843	192,800	167,714	143,625	185,083	181,403	250,328	203,373

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	FOSR		FVSS		FTVIS2		FTVRDI
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$17,893	16,018	168	83	41,388	29,810	845	775
Realized gain (loss) on investments	(80,410)	(275,925)	2,873	(8,403)	32,365	5,397	(589)	(305)
Change in unrealized gain (loss) on investments	(184,235)	384,854	(4,491)	12,782	(55,286)	23,881	2,460	7,921
Reinvested capital gains	2,400	2,356	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(244,352)	127,303	(1,450)	4,462	18,467	59,088	2,716	8,391

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	235,094	252,172	2,835	4,286	329,444	175,938	3,971	4,761
Transfers between funds	22,249	(363,309)	(3,093)	594	130,152	166,744	(3,642)	(221)
Surrenders (note 6)	(23,846)	(24,523)	-	(20,522)	(29,429)	(1,453)	-	4
Death Benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	(3,366)	(6,003)	-	-	(9,088)	(17,075)	(9)	(7)
Deductions for surrender charges (note 2d)	(18,396)	(14,970)	-	(10,331)	(5,347)	(2,687)	-	(323)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(126,277)	(128,709)	(2,058)	(4,259)	(89,020)	(52,671)	(3,252)	(3,270)
Asset charges (note 3)	(5,257)	(4,899)	(86)	(169)	(2,148)	(1,434)	(229)	(211)
Adjustments to maintain reserves	13	(79)	6	(7)	29	(105)	(4)	(12)

Net equity transactions	80,214	(290,320)	(2,396)	(30,408)	324,593	267,257	(3,165)	721

Net change in contract owners’ equity	(164,138)	(163,017)	(3,846)	(25,946)	343,060	326,345	(449)	9,112
Contract owners’ equity beginning of period	1,339,535	1,502,552	20,851	46,797	634,768	308,423	48,500	39,388

Contract owners’ equity end of period	$1,175,397	1,339,535	17,005	20,851	977,828	634,768	48,051	48,500

CHANGES IN UNITS:
Beginning units	96,609	122,463	1,624	4,609	50,753	27,785	3,873	3,804
Units purchased	22,891	25,351	226	446	41,367	30,896	312	434
Units redeemed	(16,994)	(51,205)	(397)	(3,431)	(15,758)	(7,928)	(575)	(365)

Ending units	102,506	96,609	1,453	1,624	76,362	50,753	3,610	3,873

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	FTVSVI		FTVDM3		TIF3		FTVGI3
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$17,576	15,818	5,856	11,278	7,273	6,532	86,141	6,766
Realized gain (loss) on investments	192,330	(146,312)	(20,805)	(87,786)	13,015	(2,548)	21,976	12,207
Change in unrealized gain (loss) on investments	(254,377)	577,648	(79,738)	176,344	(65,083)	27,971	(160,315)	52,025
Reinvested capital gains	-	-	-	-	-	-	10,037	1,232

Net increase (decrease) in contract owners’ equity resulting from operations	(44,471)	447,154	(94,687)	99,836	(44,795)	31,955	(42,161)	72,230

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	387,908	511,259	90,947	106,175	57,208	56,749	862,747	260,983
Transfers between funds	(320,669)	14,479	(67,918)	(113,768)	4,912	(10,197)	544,150	288,882
Surrenders (note 6)	(25,578)	(82,728)	(2,591)	(14,686)	(12,136)	(7,163)	(36,797)	(15,031)
Death Benefits (note 4)	(2,217)	-	-	-	(213)	-	(1,425)	-
Net policy repayments (loans) (note 5)	(10,467)	(1,650)	(944)	(5,177)	(6,050)	(1,358)	(1,470)	(2,606)
Deductions for surrender charges (note 2d)	(10,745)	(23,747)	(2,860)	(4,925)	(4,053)	(5,215)	(9,276)	(7,432)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(169,789)	(150,600)	(51,241)	(59,234)	(36,326)	(43,362)	(157,623)	(62,894)
Asset charges (note 3)	(6,795)	(6,420)	(2,512)	(2,664)	(1,719)	(1,730)	(7,085)	(2,638)
Adjustments to maintain reserves	(23)	(496)	5	(5)	(39)	10	14	89

Net equity transactions	(158,375)	260,097	(37,114)	(94,284)	1,584	(12,266)	1,193,235	459,353

Net change in contract owners’ equity	(202,846)	707,251	(131,801)	5,552	(43,211)	19,689	1,151,074	531,583
Contract owners’ equity beginning of period	2,168,193	1,460,942	688,956	683,404	436,714	417,025	917,947	386,364

Contract owners’ equity end of period	$1,965,347	2,168,193	557,155	688,956	393,503	436,714	2,069,021	917,947

CHANGES IN UNITS:
Beginning units	151,664	131,306	33,975	39,603	31,120	32,215	51,427	24,758
Units purchased	43,523	57,420	7,258	5,906	5,323	6,155	86,368	36,567
Units redeemed	(52,686)	(37,062)	(8,579)	(11,534)	(5,050)	(7,250)	(20,910)	(9,898)

Ending units	142,501	151,664	32,654	33,975	31,393	31,120	116,885	51,427

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	FTVFA2		AMTB		AMINS		AMFAS
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$157	18,926	20,846	28,965	-	-	-	-
Realized gain (loss) on investments	25,454	10,319	(9,228)	(8,093)	-	105	1,756	(5,072)
Change in unrealized gain (loss) on investments	(43,791)	28,414	(8,122)	5,260	-	-	(3,067)	7,129
Reinvested capital gains	-	71	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(18,180)	57,730	3,496	26,132	-	105	(1,311)	2,057

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	411,679	410,039	703,750	647,003	-	(127)	4,405	4,776
Transfers between funds	56,861	273,762	(547,653)	(397,713)	-	(49)	893	(3,919)
Surrenders (note 6)	-	1	(17,174)	(7,188)	-	-	-	(7)
Death Benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	-	-	1,064	(225)	-	-	(9)	(2)
Deductions for surrender charges (note 2d)	(1,335)	(81)	(4,736)	(6,633)	-	-	-	(326)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(89,976)	(59,680)	(63,793)	(57,427)	-	73	(2,226)	(1,917)
Asset charges (note 3)	(1,647)	(1,264)	(1,795)	(1,688)	-	(2)	(95)	(88)
Adjustments to maintain reserves	(142)	18	(42)	10	-	-	(1)	(4)

Net equity transactions	375,440	622,795	69,621	176,139	-	(105)	2,967	(1,487)

Net change in contract owners’ equity	357,260	680,525	73,117	202,271	-	-	1,656	570
Contract owners’ equity beginning of period	920,025	239,500	529,531	327,260	-	-	18,868	18,298

Contract owners’ equity end of period	$1,277,285	920,025	602,648	529,531	-	-	20,524	18,868

CHANGES IN UNITS:
Beginning units	96,251	27,625	46,253	30,096	-	-	1,901	2,205
Units purchased	49,381	78,723	62,786	71,770	-	299	420	749
Units redeemed	(9,913)	(10,097)	(56,551)	(55,613)	-	(299)	(231)	(1,053)

Ending units	135,719	96,251	52,488	46,253	-	-	2,090	1,901

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	AMSRS		OVGR		OVGS3		OVHI3
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$501	53	-	435	10,883	9,167	6,579	7,740
Realized gain (loss) on investments	7,689	(134,810)	-	20,628	(17,119)	(39,488)	4,004	22,166
Change in unrealized gain (loss) on investments	(13,448)	163,225	-	241	(80,060)	144,300	(12,004)	(11,101)
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(5,258)	28,468	-	21,304	(86,296)	113,979	(1,421)	18,805

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	16,766	45,058	-	60,258	227,802	205,067	21,034	26,212
Transfers between funds	(14,689)	(557,996)	-	(300,097)	45,253	51,347	(169)	(77,001)
Surrenders (note 6)	(86)	(89)	-	(8,673)	(4,281)	(20,197)	(2,344)	(118)
Death Benefits (note 4)	-	-	-	-	(1,054)	-	-	-
Net policy repayments (loans) (note 5)	-	-	-	(6,266)	(5,630)	(8,517)	86	(405)
Deductions for surrender charges (note 2d)	(777)	(1,833)	-	(9,133)	(8,452)	(20,352)	(1,875)	(525)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(14,372)	(17,746)	-	(35,651)	(101,380)	(91,707)	(10,364)	(12,369)
Asset charges (note 3)	(675)	(848)	-	(1,214)	(3,373)	(2,747)	(341)	(269)
Adjustments to maintain reserves	(5)	(1)	-	(3,676)	91	(975)	(10)	(3)

Net equity transactions	(13,838)	(533,455)	-	(304,452)	148,976	111,919	6,017	(64,478)

Net change in contract owners’ equity	(19,096)	(504,987)	-	(283,148)	62,680	225,898	4,596	(45,673)
Contract owners’ equity beginning of period	159,183	664,170	-	283,148	839,039	613,141	75,187	120,860

Contract owners’ equity end of period	$140,087	159,183	-	-	901,719	839,039	79,783	75,187

CHANGES IN UNITS:
Beginning units	12,033	61,680	-	27,288	57,376	48,626	25,362	46,755
Units purchased	1,261	4,444	-	5,573	21,570	21,486	7,830	11,848
Units redeemed	(2,368)	(54,091)	-	(32,861)	(11,726)	(12,736)	(5,764)	(33,241)

Ending units	10,926	12,033	-	-	67,220	57,376	27,428	25,362

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	OVHI		OVGI		OVSC		PMVFBA
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$134	101	7,238	10,458	2,857	2,018	12,461	3,826
Realized gain (loss) on investments	35	128	1,564	(111,176)	36,603	102,402	10,202	(3)
Change in unrealized gain (loss) on investments	(196)	(10)	(6,530)	237,763	(73,268)	(27,370)	22,947	22,721
Reinvested capital gains	-	-	-	-	-	-	2,573	3,201

Net increase (decrease) in contract owners’ equity resulting from operations	(27)	219	2,272	137,045	(33,808)	77,050	48,183	29,745

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	-	-	167,608	248,171	115,199	112,755	213,169	170,036
Transfers between funds	-	-	(155,458)	(141,360)	283,014	(182,568)	198,429	193,533
Surrenders (note 6)	(2)	1	(24,307)	(61,088)	(14,104)	(11,989)	(18)	(573)
Death Benefits (note 4)	-	-	(4,813)	-	(1,101)	-	-	-
Net policy repayments (loans) (note 5)	(10)	(483)	(6,081)	(12,442)	(2,517)	(13,415)	(20,591)	-
Deductions for surrender charges (note 2d)	(6)	(55)	(14,658)	(24,342)	(8,150)	(7,323)	(738)	(191)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(189)	(262)	(106,082)	(129,042)	(56,369)	(46,714)	(58,284)	(28,531)
Asset charges (note 3)	(8)	(9)	(3,723)	(4,288)	(2,807)	(2,074)	(1,043)	(522)
Adjustments to maintain reserves	1	1	-	(20)	(90)	(5)	(53)	(105)

Net equity transactions	(214)	(807)	(147,514)	(124,411)	313,075	(151,333)	330,871	333,647

Net change in contract owners’ equity	(241)	(588)	(145,242)	12,634	279,267	(74,283)	379,054	363,392
Contract owners’ equity beginning of period	1,514	2,102	928,361	915,727	469,006	543,289	433,834	70,442

Contract owners’ equity end of period	$1,273	1,514	783,119	928,361	748,273	469,006	812,888	433,834

CHANGES IN UNITS:
Beginning units	439	700	78,508	89,913	34,302	49,035	36,138	6,424
Units purchased	-	-	16,046	26,911	30,875	11,384	36,275	32,795
Units redeemed	(61)	(261)	(28,319)	(38,316)	(9,212)	(26,117)	(10,018)	(3,081)

Ending units	378	439	66,235	78,508	55,965	34,302	62,395	36,138

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	PMVLDA		PMVTRA		AVCA		AVCDI
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$23,428	15,353	2,374	-	31	156	-	-
Realized gain (loss) on investments	2,726	17,900	(1,645)	-	534	(1,611)	5,043	30,973
Change in unrealized gain (loss) on investments	(12,966)	(485)	(1,610)	-	(2,195)	4,546	(15,228)	(10,852)
Reinvested capital gains	-	5,054	4,884	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	13,188	37,822	4,003	-	(1,630)	3,091	(10,185)	20,121

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	712,975	360,105	95,636	-	3,487	3,775	27,772	87,070
Transfers between funds	(221,452)	761,491	255,842	-	2,583	(22)	(14,975)	(111,065)
Surrenders (note 6)	(27,494)	(27,747)	-	-	(268)	(1,462)	(269)	(4,154)
Death Benefits (note 4)	(286)	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	(24,234)	(30,768)	(212)	-	(1,646)	(10)	(54)	(210)
Deductions for surrender charges (note 2d)	(5,308)	(5,357)	-	-	(300)	(1,315)	(514)	(2,742)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(138,888)	(67,546)	(9,517)	-	(2,978)	(3,131)	(12,384)	(29,540)
Asset charges (note 3)	(3,992)	(2,617)	(48)	-	(110)	(105)	(301)	(953)
Adjustments to maintain reserves	(29)	(91)	(51)	-	5	3	(6)	(63)

Net equity transactions	291,292	987,470	341,650	-	773	(2,267)	(731)	(61,657)

Net change in contract owners’ equity	304,480	1,025,292	345,653	-	(857)	824	(10,916)	(41,536)
Contract owners’ equity beginning of period	1,313,281	287,989	-	-	23,062	22,238	93,582	135,118

Contract owners’ equity end of period	$1,617,761	1,313,281	345,653	-	22,205	23,062	82,666	93,582

CHANGES IN UNITS:
Beginning units	112,919	26,072	-	-	2,174	2,421	7,294	12,509
Units purchased	122,759	167,514	35,092	-	679	419	2,998	14,820
Units redeemed	(98,104)	(80,667)	(897)	-	(580)	(666)	(3,352)	(20,035)

Ending units	137,574	112,919	34,195	-	2,273	2,174	6,940	7,294

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	TRBCG2		TREI2		TRHS2		VWHAR
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$-	-	-	5,643	-	-	2,203	-
Realized gain (loss) on investments	50	139,038	-	72,979	(1,509)	2,962	2,011	6,083
Change in unrealized gain (loss) on investments	(18)	(80,536)	-	(21,688)	(4,270)	511	(128,833)	14,363
Reinvested capital gains	-	-	-	-	-	-	2,370	-

Net increase (decrease) in contract owners’ equity resulting from operations	32	58,502	-	56,934	(5,779)	3,473	(122,249)	20,446

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	6	66,730	-	51,504	97,915	1,365	262,304	5,941
Transfers between funds	-	(432,083)	-	(409,767)	178,683	9,001	406,131	166,047
Surrenders (note 6)	-	(22,842)	-	(25,789)	(418)	-	(6,519)	(2)
Death Benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	-	313	-	(4,036)	(692)	-	(210)	(470)
Deductions for surrender charges (note 2d)	-	(9,584)	-	(12,562)	(137)	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	-	(44,970)	-	(37,369)	(14,674)	(496)	(35,565)	(1,763)
Asset charges (note 3)	-	(1,628)	-	(1,958)	(515)	(18)	(1,078)	(69)
Adjustments to maintain reserves	(36)	(17)	-	30	(390)	2	1,794	(2)

Net equity transactions	(30)	(444,081)	-	(439,947)	259,772	9,854	626,857	169,682

Net change in contract owners’ equity	2	(385,579)	-	(383,013)	253,993	13,327	504,608	190,128
Contract owners’ equity beginning of period	184	385,763	-	383,013	13,327	-	190,128	-

Contract owners’ equity end of period	$186	184	-	-	267,320	13,327	694,736	190,128

CHANGES IN UNITS:
Beginning units	14	34,091	-	36,899	1,253	-	15,955	-
Units purchased	-	5,899	-	13,780	23,201	3,608	57,607	23,426
Units redeemed	-	(39,976)	-	(50,679)	(1,686)	(2,355)	(3,828)	(7,471)

Ending units	14	14	-	-	22,768	1,253	69,734	15,955

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	WRASP		WRBP		WRBDP		WRCEP
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$36,030	21,335	1,598	1,001	12,085	7,113	953	1,174
Realized gain (loss) on investments	146,304	4,301	1,167	1,066	732	6,935	10,972	1,008
Change in unrealized gain (loss) on investments	(470,160)	227,502	(8,320)	7,623	17,853	(424)	(16,718)	26,913
Reinvested capital gains	-	-	8,421	730	2,984	-	8,530	-

Net increase (decrease) in contract owners’ equity resulting from operations	(287,826)	253,138	2,866	10,420	33,654	13,624	3,737	29,095

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	1,894,072	1,141,901	57,589	20,332	164,932	247,974	119,739	115,462
Transfers between funds	(143,716)	1,396,066	1,468	32,375	109,433	(48,290)	14,883	33,580
Surrenders (note 6)	(133,857)	(22,635)	(405)	(1)	(267)	(2)	(5,468)	-
Death Benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	(18,337)	(2,170)	-	-	(843)	-	(1,635)	(5)
Deductions for surrender charges (note 2d)	(22,201)	(13,289)	-	(20)	(587)	(179)	(7,842)	(269)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(460,178)	(303,738)	(18,716)	(11,550)	(49,643)	(34,343)	(41,892)	(29,306)
Asset charges (note 3)	(9,486)	(5,438)	(132)	(51)	(320)	(83)	(180)	(45)
Adjustments to maintain reserves	2,396	(288)	8	15	252	41	1	(8)

Net equity transactions	1,108,693	2,190,409	39,812	41,100	222,957	165,118	77,606	119,409

Net change in contract owners’ equity	820,867	2,443,547	42,678	51,520	256,611	178,742	81,343	148,504
Contract owners’ equity beginning of period	3,340,666	897,119	76,003	24,483	294,914	116,172	218,075	69,571

Contract owners’ equity end of period	$4,161,533	3,340,666	118,681	76,003	551,525	294,914	299,418	218,075

CHANGES IN UNITS:
Beginning units	322,433	94,099	6,810	2,569	25,441	10,627	19,900	7,675
Units purchased	246,162	267,760	5,324	5,408	24,199	20,013	12,948	15,320
Units redeemed	(135,745)	(39,426)	(1,841)	(1,167)	(5,302)	(5,199)	(5,972)	(3,095)

Ending units	432,850	322,433	10,293	6,810	44,338	25,441	26,876	19,900

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	WRDIV		WRENG		WRGBP		WRGNR
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$2,699	1,442	-	151	33	-	-	-
Realized gain (loss) on investments	6,542	2,656	4,488	948	-	-	8,246	6,381
Change in unrealized gain (loss) on investments	(24,467)	25,812	(19,281)	14,979	(19)	-	(95,421)	39,616
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(15,226)	29,910	(14,793)	16,078	14	-	(87,175)	45,997

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	110,838	83,732	63,572	50,282	579	-	152,824	130,279
Transfers between funds	29,720	27,203	24,596	7,507	1,612	-	33,241	30,311
Surrenders (note 6)	(915)	(1,099)	-	(30)	-	-	(3,038)	(979)
Death Benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	(1,451)	(1,051)	(1,554)	(210)	-	-	(1,857)	(558)
Deductions for surrender charges (note 2d)	(954)	(2,008)	(1,542)	(27)	-	-	(2,174)	(1,945)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(36,444)	(28,474)	(22,785)	(14,695)	(126)	-	(52,793)	(37,062)
Asset charges (note 3)	(194)	(59)	(23)	(4)	-	-	(300)	(106)
Adjustments to maintain reserves	(1)	(2)	4	(3)	(1)	-	460	3,073

Net equity transactions	100,599	78,242	62,268	42,820	2,064	-	126,363	123,013

Net change in contract owners’ equity	85,373	108,152	47,475	58,898	2,078	-	39,188	169,010
Contract owners’ equity beginning of period	214,112	105,960	95,789	36,891	-	-	318,772	149,762

Contract owners’ equity end of period	$299,485	214,112	143,264	95,789	2,078	-	357,960	318,772

CHANGES IN UNITS:
Beginning units	21,311	12,273	10,177	4,780	-	-	37,409	20,574
Units purchased	15,115	12,725	9,747	7,456	225	-	24,032	23,878
Units redeemed	(5,151)	(3,687)	(3,183)	(2,059)	(16)	-	(7,965)	(7,043)

Ending units	31,275	21,311	16,741	10,177	209	-	53,476	37,409

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	WRGP		WRHIP		WRIP		WRI2P
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$776	553	32,203	12,207	869	1,150	2,645	986
Realized gain (loss) on investments	2,091	483	10,312	1,865	6,640	1,409	4,667	1,816
Change in unrealized gain (loss) on investments	(6,034)	16,403	(22,350)	12,343	(25,664)	21,602	(34,230)	13,628
Reinvested capital gains	7,079	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	3,912	17,439	20,165	26,415	(18,155)	24,161	(26,918)	16,430

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	88,422	58,476	163,895	127,211	109,968	88,672	86,594	47,112
Transfers between funds	22,184	32,015	29,821	99,658	7,761	17,733	28,868	22,523
Surrenders (note 6)	(506)	-	(3,272)	5	(2,069)	(3)	(625)	1
Death Benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	-	-	(2,239)	(1,112)	(1,392)	(1,043)	6	-
Deductions for surrender charges (note 2d)	(307)	(220)	(1,399)	(110)	(481)	(205)	(2,847)	(28)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(30,893)	(21,875)	(48,775)	(32,446)	(36,362)	(27,520)	(23,834)	(17,035)
Asset charges (note 3)	(172)	(27)	(237)	(61)	(279)	(106)	(129)	(44)
Adjustments to maintain reserves	(7)	16	5	9	5	9	(4)	10

Net equity transactions	78,721	68,385	137,799	193,154	77,151	77,537	88,029	52,539

Net change in contract owners’ equity	82,633	85,824	157,964	219,569	58,996	101,698	61,111	68,969
Contract owners’ equity beginning of period	152,371	66,547	321,002	101,433	182,075	80,377	128,270	59,301

Contract owners’ equity end of period	$235,004	152,371	478,966	321,002	241,071	182,075	189,381	128,270

CHANGES IN UNITS:
Beginning units	15,030	7,390	23,825	8,647	18,448	9,348	11,781	6,214
Units purchased	10,884	10,121	18,867	17,993	14,125	13,188	11,328	7,481
Units redeemed	(3,215)	(2,481)	(8,919)	(2,815)	(6,218)	(4,088)	(2,911)	(1,914)

Ending units	22,699	15,030	33,773	23,825	26,355	18,448	20,198	11,781

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	WRLTBP		WRMIC		WRMCG		WRMMP
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$35	-	-	-	11	21	29	130
Realized gain (loss) on investments	(1)	-	3,620	5,438	5,532	2,189	-	-
Change in unrealized gain (loss) on investments	(27)	-	(13,633)	14,064	(14,300)	21,439	-	-
Reinvested capital gains	-	-	-	-	6,602	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	7	-	(10,013)	19,502	(2,155)	23,649	29	130

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	290	-	64,593	25,082	100,569	55,299	1,135,695	1,102,282
Transfers between funds	2,716	-	25,048	3,815	49,438	13,961	(965,844)	(1,085,305)
Surrenders (note 6)	-	-	-	2	(490)	(70)	-	-
Death Benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	-	-	(599)	(231)	(1,199)	(723)	-	-
Deductions for surrender charges (note 2d)	-	-	(3,251)	-	(638)	(37)	(948)	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(147)	-	(18,048)	(9,816)	(27,406)	(16,623)	(68,080)	(69,354)
Asset charges (note 3)	(8)	-	(94)	(24)	(224)	(30)	(761)	(352)
Adjustments to maintain reserves	2	-	(6)	4	5	21	1	65

Net equity transactions	2,853	-	67,643	18,832	120,055	51,798	100,063	(52,664)

Net change in contract owners’ equity	2,860	-	57,630	38,334	117,900	75,447	100,092	(52,534)
Contract owners’ equity beginning of period	-	-	69,534	31,200	117,843	42,396	150,448	202,982

Contract owners’ equity end of period	$2,860	-	127,164	69,534	235,743	117,843	250,540	150,448

CHANGES IN UNITS:
Beginning units	-	-	5,677	3,588	8,350	3,952	14,780	19,956
Units purchased	299	-	7,412	3,680	11,105	6,071	112,281	108,356
Units redeemed	(19)	-	(1,924)	(1,591)	(2,657)	(1,673)	(102,453)	(113,532)

Ending units	280	-	11,165	5,677	16,798	8,350	24,608	14,780

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	WRPAP		WRPCP		WRPMP		WRPMAP
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$3,303	1,623	977	122	10,638	4,123	9,567	4,808
Realized gain (loss) on investments	4,359	3,629	3,920	647	19,191	23,730	27,149	17,593
Change in unrealized gain (loss) on investments	(26,096)	15,605	(708)	2,744	(61,509)	61,772	(93,380)	75,867
Reinvested capital gains	6,580	3,234	1,583	233	15,105	6,793	17,137	8,563

Net increase (decrease) in contract owners’ equity resulting from operations	(11,854)	24,091	5,772	3,746	(16,575)	96,418	(39,527)	106,831

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	143,719	126,524	62,603	53,077	733,142	299,957	725,947	383,651
Transfers between funds	31,397	35,052	125,517	41,226	67,066	178,090	264,899	114,747
Surrenders (note 6)	-	(2)	(20,909)	-	(14,918)	-	(7,548)	(3,513)
Death Benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	-	-	-	-	-	-	(25,165)	-
Deductions for surrender charges (note 2d)	(89)	(1,365)	-	-	(13,371)	-	(9,123)	(5,042)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(57,553)	(41,501)	(24,749)	(9,621)	(166,262)	(100,804)	(259,576)	(147,907)
Asset charges (note 3)	(146)	(31)	(186)	(72)	(1,681)	(358)	(1,722)	(284)
Adjustments to maintain reserves	30	81	(3)	(1)	106	203	(1)	(633)

Net equity transactions	117,358	118,758	142,273	84,609	604,082	377,088	687,711	341,019

Net change in contract owners’ equity	105,504	142,849	148,045	88,355	587,507	473,506	648,184	447,850
Contract owners’ equity beginning of period	244,601	101,752	94,598	6,243	884,414	410,908	943,631	495,781

Contract owners’ equity end of period	$350,105	244,601	242,643	94,598	1,471,921	884,414	1,591,815	943,631

CHANGES IN UNITS:
Beginning units	21,892	10,521	8,520	615	79,043	41,362	83,892	50,451
Units purchased	16,161	15,951	19,224	8,822	72,642	51,215	89,753	48,921
Units redeemed	(5,361)	(4,580)	(6,053)	(917)	(18,186)	(13,534)	(27,725)	(15,480)

Ending units	32,692	21,892	21,691	8,520	133,499	79,043	145,920	83,892

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	WRPMCP		WRRESP		WRSTP		WRSCP
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$1,293	304	630	498	-	-	-	-
Realized gain (loss) on investments	954	479	3,774	1,081	6,270	5,075	6,363	4,974
Change in unrealized gain (loss) on investments	(5,107)	3,079	373	6,123	(52,744)	21,310	(25,027)	20,877
Reinvested capital gains	1,957	521	-	-	13,968	5,585	1,236	-

Net increase (decrease) in contract owners’ equity resulting from operations	(903)	4,383	4,777	7,702	(32,506)	31,970	(17,428)	25,851

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	83,895	49,160	48,733	22,980	172,029	140,739	72,038	62,999
Transfers between funds	67,696	5,101	29,456	1,510	17,983	65,996	12,406	10,966
Surrenders (note 6)	(11,409)	-	(230)	2	(2,949)	(1,523)	(469)	(732)
Death Benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	-	-	(17)	-	(1,431)	(6)	(1,127)	(736)
Deductions for surrender charges (note 2d)	(18)	-	(111)	(17)	(4,080)	(17)	(4,602)	(164)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(26,492)	(13,242)	(11,350)	(6,900)	(62,421)	(41,484)	(25,196)	(18,427)
Asset charges (note 3)	(212)	(32)	(63)	(6)	(380)	(125)	(210)	(81)
Adjustments to maintain reserves	45	122	8	5	812	1,498	1,229	2,135

Net equity transactions	113,505	41,109	66,426	17,574	119,563	165,078	54,069	55,960

Net change in contract owners’ equity	112,602	45,492	71,203	25,276	87,057	197,048	36,641	81,811
Contract owners’ equity beginning of period	55,340	9,848	47,420	22,144	328,047	130,999	140,200	58,389

Contract owners’ equity end of period	$167,942	55,340	118,623	47,420	415,104	328,047	176,841	140,200

CHANGES IN UNITS:
Beginning units	4,973	982	4,581	2,749	27,320	12,301	11,308	6,068
Units purchased	13,552	5,291	7,723	2,648	17,850	19,945	7,724	7,562
Units redeemed	(3,433)	(1,300)	(1,391)	(816)	(8,484)	(4,926)	(3,077)	(2,322)

Ending units	15,092	4,973	10,913	4,581	36,686	27,320	15,955	11,308

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	WRSCV		WRVP		WFVSCG		NVAGF3
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$674	51	546	317	-	-	2,280	3,104
Realized gain (loss) on investments	10,383	2,682	1,619	461	9,446	2,848	(5,903)	367
Change in unrealized gain (loss) on investments	(31,679)	21,252	(8,127)	6,946	(30,678)	31,014	1,973	(967)
Reinvested capital gains	-	-	-	-	-	-	3,111	1,270

Net increase (decrease) in contract owners’ equity resulting from operations	(20,622)	23,985	(5,962)	7,724	(21,232)	33,862	1,461	3,774

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	43,773	40,857	32,298	22,574	103,915	58,261	7,177	28,644
Transfers between funds	(25,234)	40,488	2,523	7,093	43,658	202,753	(61,606)	3,269
Surrenders (note 6)	(2,115)	(1)	(700)	-	(83)	(25)	-	(3)
Death Benefits (note 4)	-	-	-	-	(707)	-	-	-
Net policy repayments (loans) (note 5)	(1,384)	-	(381)	-	(6,124)	(6,503)	-	-
Deductions for surrender charges (note 2d)	(220)	(134)	-	-	(271)	-	-	(638)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(17,155)	(11,988)	(8,016)	(4,535)	(32,871)	(14,190)	(1,852)	(7,432)
Asset charges (note 3)	(123)	(22)	(6)	(2)	(1,342)	(568)	(44)	(154)
Adjustments to maintain reserves	-	(4)	(4)	7	1,604	42	(323)	1

Net equity transactions	(2,458)	69,196	25,714	25,137	107,779	239,770	(56,648)	23,687

Net change in contract owners’ equity	(23,080)	93,181	19,752	32,861	86,547	273,632	(55,187)	27,461
Contract owners’ equity beginning of period	150,313	57,132	61,420	28,559	294,068	20,436	55,187	27,726

Contract owners’ equity end of period	$127,233	150,313	81,172	61,420	380,615	294,068	-	55,187

CHANGES IN UNITS:
Beginning units	11,553	5,551	5,245	2,895	17,571	1,548	4,465	2,428
Units purchased	4,847	7,271	3,045	2,798	11,872	17,553	4	2,731
Units redeemed	(5,187)	(1,269)	(811)	(448)	(5,605)	(1,530)	(4,469)	(694)

Ending units	11,213	11,553	7,479	5,245	23,838	17,571	-	4,465

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	GEF3		WRMSP		GVGHS		GGTC3
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$104	68	-	206	-	398	-	-
Realized gain (loss) on investments	366	198	-	(143)	-	7,337	-	13,137
Change in unrealized gain (loss) on investments	(893)	806	-	(15)	-	(6,991)	-	(6,517)
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(423)	1,072	-	48	-	744	-	6,620

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	2,179	7,550	-	1,523	-	25,761	-	27,802
Transfers between funds	(10,814)	1,225	-	(5,353)	-	(116,140)	-	(224,441)
Surrenders (note 6)	-	-	-	-	-	(1,221)	-	(1,255)
Death Benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	-	-	-	-	-	(1)	-	(497)
Deductions for surrender charges (note 2d)	-	-	-	-	-	(1,425)	-	(1,039)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(946)	(956)	-	(372)	-	(7,452)	-	(10,860)
Asset charges (note 3)	(1)	(1)	-	-	-	(130)	-	(270)
Adjustments to maintain reserves	(2)	4	-	(231)	-	3,823	-	65

Net equity transactions	(9,584)	7,822	-	(4,433)	-	(96,785)	-	(210,495)

Net change in contract owners’ equity	(10,007)	8,894	-	(4,385)	-	(96,041)	-	(203,875)
Contract owners’ equity beginning of period	10,007	1,113	-	4,385	-	96,041	-	203,875

Contract owners’ equity end of period	$-	10,007	-	-	-	-	-	-

CHANGES IN UNITS:
Beginning units	670	83	-	433	-	8,633	-	15,818
Units purchased	420	658	-	135	-	4,700	-	4,774
Units redeemed	(1,090)	(71)	-	(568)	-	(13,333)	-	(20,592)

Ending units	-	670	-	-	-	-	-	-

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	GVUG1		FVMOS
	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$-	-	-	1,904
Realized gain (loss) on investments	-	(4,824)	-	(3,705)
Change in unrealized gain (loss) on investments	-	10,765	-	2,255
Reinvested capital gains	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	-	5,941	-	454

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	-	8,807	-	404
Transfers between funds	-	(116,043)	-	(46,110)
Surrenders (note 6)	-	-	-	-
Death Benefits (note 4)	-	-	-	-
Net policy repayments (loans) (note 5)	-	-	-	-
Deductions for surrender charges (note 2d)	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	-	(5,677)	-	(843)
Asset charges (note 3)	-	(154)	-	(32)
Adjustments to maintain reserves	-	1	-	(3)

Net equity transactions	-	(113,066)	-	(46,584)

Net change in contract owners’ equity	-	(107,125)	-	(46,130)
Contract owners’ equity beginning of period	-	107,125	-	46,130

Contract owners’ equity end of period	$-	-	-	-

CHANGES IN UNITS:
Beginning units	-	10,026	-	4,486
Units purchased	-	1,618	-	39
Units redeemed	-	(11,644)	-	(4,525)

Ending units	-	-	-	-

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

NOTES TO FINANCIAL STATEMENTS December 31, 2011

(1) Background and Summary of Significant Accounting Policies

(a) Organization and Nature of Operations

The Nationwide VL Separate Account-G (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life and Annuity Insurance Company (the Company) on December 10, 2003. The Account is registered as a unit investment trust under the Investment Company Act of 1940. The Company currently offers five individual flexible premium variable life insurance policies through the Account: Nationwide® Options Select, Nationwide MarathonSM VUL, Nationwide YourLife® Protection VUL, Nationwide YourLife® Accumulation VUL and Nationwide MarathonSM Performance VUL. The Company offers a last survivor flexible premium adjustable variable life insurance policy- Nationwide YourLife® Survivorship VUL. The primary distribution for contracts is through wholesalers and brokers.

(b) The Contracts

Only contracts with a front-end sales charge and certain other fees are offered for purchase. See note 2 for a discussion of policy charges and note 3 for asset charges.

With certain exceptions, contract owners may invest in the following:

BLACKROCK FUNDS

Variable Series Funds, Inc. - Global Allocation V.I. Fund - Class II (MLVGA2)

DREYFUS CORPORATION FUNDS

Stock Index Fund, Inc. - Initial Shares (DSIF)

JANUS FUNDS

Janus Aspen Series - Forty Portfolio - Service Shares (JACAS)

Janus Aspen Series - Global Technology Portfolio - Service II Shares (JAGTS2)

Janus Aspen Series - Overseas Portfolio - Service II Shares (JAIGS2)

MASSACHUSETTS FINANCIAL SERVICES CO.

Investors Growth Stock Series - Initial Class (MIGIC)

Value Series - Initial Class (MVFIC)

Variable Insurance Trust II - International Value Portfolio - Service Class (MVIVSC)

M FUNDS

M Business Opportunity Value Fund (MFBOV)

M Capital Appreciation Fund (MFFCA)

M International Equity Fund (MFBIE)

M Large Cap Growth Fund (MFTCG)

MORGAN STANLEY

Core Plus Fixed Income Portfolio - Class I (MSVFI)

U.S. Real Estate Portfolio - Class I (MSVRE)*

NATIONWIDE FUNDS GROUP

American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)

American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)

American Funds NVIT Bond Fund - Class II (GVABD2)

American Funds NVIT Global Growth Fund - Class II (GVAGG2)

American Funds NVIT Growth Fund - Class II (GVAGR2)

American Funds NVIT Growth-Income Fund - Class II (GVAGI2)

Federated NVIT High Income Bond Fund - Class I (HIBF)*

Federated NVIT High Income Bond Fund - Class III (HIBF3)

NVIT Emerging Markets Fund - Class III (GEM3)

NVIT International Equity Fund - Class III (GIG3)

Gartmore NVIT International Equity Fund - Class VI (NVIE6)

Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)

Neuberger Berman NVIT Socially Responsible Fund - Class II (NVNSR2)

NVIT Cardinal Aggressive Fund - Class I (NVCRA1)

NVIT Cardinal Balanced Fund - Class I (NVCRB1)

NVIT Cardinal Capital Appreciation Fund - Class I (NVCCA1)

NVIT Cardinal Conservative Fund - Class I (NVCCN1)

NVIT Cardinal Moderate Fund - Class I (NVCMD1)

NVIT Cardinal Moderately Aggressive Fund - Class I (NVCMA1)

NVIT Cardinal Moderately Conservative Fund - Class I (NVCMC1)

NVIT Core Bond Fund - Class I (NVCBD1)

NVIT Core Plus Bond Fund - Class I (NVLCP1)

NVIT Fund - Class I (TRF)

NVIT Fund - Class II (TRF2)*

NVIT Government Bond Fund - Class I (GBF)

American Century NVIT Growth Fund - Class I (CAF)

NVIT International Index Fund - Class VI (GVIX6)

NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)

NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)

NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)

NVIT Investor Destinations Conservative Fund - Class II (GVIDC)

NVIT Investor Destinations Moderate Fund - Class II (GVIDM)

NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)

NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)

NVIT Mid Cap Index Fund - Class I (MCIF)

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G

NOTES TO FINANCIAL STATEMENTS December 31, 2011

NVIT Money Market Fund - Class I (SAM)

NVIT Multi-Manager International Growth Fund - Class III (NVMIG3)

NVIT Multi-Manager International Value Fund - Class III (GVDIV3)

NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)

NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)

NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)

NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)

NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)

NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)

NVIT Multi-Manager Small Company Fund - Class I (SCF)

NVIT Multi-Sector Bond Fund - Class I (MSBF)

NVIT Short Term Bond Fund - Class II (NVSTB2)

NVIT Large Cap Growth Fund - Class I (NVOLG1)

Templeton NVIT International Value Fund - Class III (NVTIV3)

Van Kampen NVIT Comstock Value Fund - Class I (EIF)

NVIT Real Estate Fund - Class I (NVRE1)

PORTFOLIOS OF THE ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.

VPS Small/Mid Cap Value Portfolio - Class A (ALVSVA)

PORTFOLIOS OF THE AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.

VP Inflation Protection Fund - Class II (ACVIP2)

VP International Fund - Class III (ACVI3)*

VP Mid Cap Value Fund - Class I (ACVMV1)

VP Ultra(R) Fund - Class I (ACVU1)*

VP Value Fund - Class I (ACVV)*

VP Vista(SM) Fund - Class I (ACVVS1)*

PORTFOLIOS OF THE DREYFUS INVESTMENT PORTFOLIOS

Small Cap Stock Index Portfolio - Service Shares (DVSCS)

PORTFOLIOS OF THE DREYFUS VARIABLE INVESTMENT FUND

Appreciation Portfolio - Initial Shares (DCAP)

PORTFOLIOS OF THE FEDERATED INSURANCE SERIES

Quality Bond Fund II - Primary Shares (FQB)

PORTFOLIOS OF THE FIDELITY(R) VARIABLE INSURANCE PRODUCTS

VIP Fund - Energy Portfolio - Service Class 2 (FNRS2)

VIP Fund - Equity-Income Portfolio - Service Class (FEIS)

VIP Fund - Freedom Fund 2010 Portfolio - Service Class (FF10S)

VIP Fund - Freedom Fund 2020 Portfolio - Service Class (FF20S)

VIP Fund - Freedom Fund 2030 Portfolio - Service Class (FF30S)

VIP Fund - Growth Portfolio - Service Class (FGS)

VIP Fund - Investment Grade Bond Portfolio - Service Class (FIGBS)

VIP Fund - Mid Cap Portfolio - Service Class (FMCS)

VIP Fund - Overseas Portfolio - Service Class R (FOSR)

VIP Fund - Value Strategies Portfolio - Service Class (FVSS)

PORTFOLIOS OF THE FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

Franklin Income Securities Fund - Class 2 (FTVIS2)

Franklin Rising Dividends Securities Fund - Class 1 (FTVRDI)

Franklin Small Cap Value Securities Fund - Class 1 (FTVSVI)

Templeton Developing Markets Securities Fund - Class 3 (FTVDM3)

Templeton Foreign Securities Fund - Class 3 (TIF3)

Templeton Global Bond Securities Fund - Class 3 (FTVGI3)

VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)

PORTFOLIOS OF THE NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST

Advisers Management Trust - Short Duration Bond Portfolio - I Class Shares (AMTB)

International Portfolio - S Class Shares (AMINS)*

Regency Portfolio - S Class Shares (AMRS)*

Small-Cap Growth Portfolio - S Class Shares (AMFAS)

Socially Responsive Portfolio - I Class Shares (AMSRS)

PORTFOLIOS OF THE OPPENHEIMER VARIABLE ACCOUNT FUNDS

Capital Appreciation Fund/VA - Non-Service Shares (OVGR)*

Global Securities Fund/VA - Class 3 (OVGS3)

Global Securities Fund/VA - Non-Service Shares (OVGS)*

High Income Fund/VA - Class 3 (OVHI3)

High Income Fund/VA - Non-Service Shares (OVHI)

Main Street Fund(R)/VA - Non-Service Shares (OVGI)

Main Street Small- & Mid-Cap Fund(R)/VA - Non-Service Shares (OVSC)

PORTFOLIOS OF THE PIMCO VARIABLE INSURANCE TRUST

Foreign Bond Portfolio (Unhedged) - Administrative Class (PMVFBA)

Low Duration Portfolio - Administrative Class (PMVLDA)

Total Return Portfolio - Administrative Class (PMVTRA)

PORTFOLIOS OF THE PUTNAM VARIABLE TRUST

Putnam VT Growth and Income Fund - IB Shares (PVGIB)*

Putnam VT Voyager Fund - IB Shares (PVTVB)*

PORTFOLIOS OF THE VAN KAMPEN LIFE INVESTMENT TRUST

V.I. Basic Value Fund - Series I (AVBVI)*

V.I. Capital Appreciation Fund - Series I (AVCA)

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G

NOTES TO FINANCIAL STATEMENTS December 31, 2011

V.I. Capital Development Fund - Series I (AVCDI)

T. ROWE PRICE

Blue Chip Growth Portfolio - II (TRBCG2)

Equity Income Portfolio - II (TREI2)*

Health Sciences Portfolio - II (TRHS2)

Limited-Term Bond Portfolio - II (TRLT2)*

VAN ECK ASSOCIATES CORPORATION

VIP Trust - Global Hard Assets Fund: Class R1 (VWHAR)

WADDELL & REED, INC.

Ivy Fund Variable Insurance Portfolios, Inc. - Asset Strategy (WRASP)

Ivy Fund Variable Insurance Portfolios, Inc. - Balanced (WRBP)

Ivy Fund Variable Insurance Portfolios, Inc. - Bond (WRBDP)

Ivy Fund Variable Insurance Portfolios, Inc. - Core Equity (WRCEP)

Ivy Fund Variable Insurance Portfolios, Inc. - Dividend Opportunities (WRDIV)

Ivy Fund Variable Insurance Portfolios, Inc. - Energy (WRENG)

Ivy Funds Variable Insurance Portfolios, Inc. - Global Bond (WRGBP)

Ivy Fund Variable Insurance Portfolios, Inc. - Global Natural Resources (WRGNR)

Ivy Fund Variable Insurance Portfolios, Inc. - Growth (WRGP)

Ivy Fund Variable Insurance Portfolios, Inc. - High Income (WRHIP)

Ivy Fund Variable Insurance Portfolios, Inc. - International Growth (WRIP)

Ivy Fund Variable Insurance Portfolios, Inc. - International Core Equity (WRI2P)

Ivy Funds Variable Insurance Portfolios, Inc. - Limited-Term Bond (WRLTBP)

Ivy Fund Variable Insurance Portfolios, Inc. - Micro Cap Growth (WRMIC)

Ivy Fund Variable Insurance Portfolios, Inc. - Mid Cap Growth (WRMCG)

Ivy Fund Variable Insurance Portfolios, Inc. - Money Market (WRMMP)

Ivy Fund Variable Insurance Portfolios, Inc. - Pathfinder Aggressive (WRPAP)

Ivy Fund Variable Insurance Portfolios, Inc. - Pathfinder Conservative (WRPCP)

Ivy Fund Variable Insurance Portfolios, Inc. - Pathfinder Moderate (WRPMP)

Ivy Fund Variable Insurance Portfolios, Inc. - Pathfinder Moderately Aggressive (WRPMAP)

Ivy Fund Variable Insurance Portfolios, Inc. - Pathfinder Moderately Conservative (WRPMCP)

Ivy Fund Variable Insurance Portfolios, Inc. - Real Estate Securities (WRRESP)

Ivy Fund Variable Insurance Portfolios, Inc. - Science and Technology (WRSTP)

Ivy Fund Variable Insurance Portfolios, Inc. - Small Cap Growth (WRSCP)

Ivy Fund Variable Insurance Portfolios, Inc. - Small Cap Value (WRSCV)

Ivy Fund Variable Insurance Portfolios, Inc. - Value (WRVP)

WELLS FARGO FUNDS

Advantage VT Small Cap Growth Fund - Class 2 (WFVSCG)

*At December 31, 2011, contract owners were not invested in this fund.

The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain policy and asset charges (see notes 2 and 3). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

The Company allocates purchase payments to sub-accounts and/or the fixed account as instructed by the contract owner. Shares of the sub-accounts are purchased at Net Asset Value, then converted into accumulation units. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

(c) Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued at the closing net asset value per share at December 31, 2011 of such funds. The cost of investments sold is determined on a first in - first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d) Federal Income Taxes

Operations of the Account form a part of, and are taxed with, operations of the Company, which is taxed as a life insurance company under the provisions of the Internal Revenue Code. The Company does not provide for income taxes within the Account. Taxes are generally the responsibility of the contract owner upon termination or withdrawal.

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G

NOTES TO FINANCIAL STATEMENTS December 31, 2011

(e) Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f) Recently Issued Accounting Standards

FASB ASC 820 was effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years, with early adoption permitted. The Account adopted FASB ASC 820 effective January 1, 2008. The adoption of FASB ASC 820 did not have a material impact on the Account’s financial position or results of operations.

In September 2009 the FASB issued ASU 2009-12, which amends FASB ASC 820, Fair Value Measurements and Disclosures. This guidance applies to reporting entities that hold an investment that is required or permitted to be measured or disclosed at fair value on a recurring or nonrecurring basis if the investment does not have a readily determinable fair value and the investee has attributes of an investment company. For these investments, this update allows, as a practical expedient, the use of net asset value (NAV) as the basis to estimate fair value as long as it is not probable, as of the measurement date that the investment will be sold and NAV is not the value that will be used in the sale. The NAVs must be calculated consistent with the American Institute of Certified Public Accountants Audit and Accounting Guide, Investment Companies, which generally requires these investments to be measured at fair value. Additionally, the guidance provided updated disclosures for investments within its scope and noted that if the investor can redeem the investment with the investee on the measurement date at NAV, the investment should likely be classified as Level 2 in the fair value hierarchy. Investments that cannot be redeemed with the investee at NAV would generally be classified as Level 3 in the fair value hierarchy. If the investment is not redeemable with the investee on the measurement date, but will be at a future date, the length of time until the investment is redeemable should be considered in determining classification as Level 2 or 3. This guidance is effective for interim and annual periods ending after December 15, 2009 with early adoption permitted. The Account adopted this guidance effective the period ending December 31, 2009. The adoption of this guidance did not have a material impact on the financial statements of the Account.

In January 2010, the FASB issued ASU 2010-06, which amends FASB ASC 820, Fair Value Measurement and Disclosures. This guidance requires new disclosures and provides amendments to clarify existing disclosures. The new requirements include disclosing transfers in and out of Levels 1 and 2 fair value measurements, the reasons for the transfers, and further disaggregating activity in level 3 fair value measurements. The clarification of existing disclosure guidance includes further disaggregation of fair value measurement disclosures for each class of assets and liabilities and providing disclosures about the valuation techniques and inputs used to measure fair value for both recurring and nonrecurring fair value measurements. This guidance is effective for interim and annual reporting periods beginning after December 15, 2009, except for the new disclosures regarding the activity in Level 3 measurements, which shall be effective for fiscal years beginning after December 15, 2010, and for interim periods with January 1, 2010, except for the new disclosure regarding the activity in Level 3 measurements, which the Account adopted for the fiscal period beginning January 1, 2011.

In May 2011, the FASB issued ASU 2011-04, which amends existing guidance in Accounting Standards Codification (ASC) 820, Fair Value Measurements and Disclosures. The guidance in this ASU clarifies existing fair value measurement guidance and expands disclosures primarily related to Level 3 fair value measurements. The ASU will require reporting entities to disclose quantitative information about the unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. The Account will adopt this guidance prospectively for the annual period beginning January 1, 2012. The adoption of this guidance will result in increased disclosures and will have an immaterial impact on the Account’s financial statements.

(g) Subsequent Events

The Company evaluated subsequent events through the date the financial statements were issued with the SEC.

(2) Policy Charges

(a) Deductions from Premium

For Nationwide® Options Select and Nationwide MarathonSM VUL contracts, the Company currently deducts 0.50% from each premium payment (up to 2.50% maximum) to cover sales expenses. The Company also deducts 3.50% from each premium payment to cover premium taxes.

For Nationwide YourLife® Accumulation VUL contracts, the Company currently deducts 2.50% from each premium payment (maximum is 2.50%) to cover sales expenses. The Company also deducts 3.50% from each premium payment to cover premium taxes.

For Nationwide MarathonSM Performance VUL contracts, the Company currently deducts 5.50% from each premium (the maximum is 6.50%) to cover sales expenses if the Accumulation Rider is not elected. If the Accumulation Rider is elected, the Company currently deducts 2.50% from each premium payment (the maximum is 2.50%) to cover sales expenses. The Company also deducts 3.50% from each premium to cover premium taxes, regardless of whether the Accumulation Rider has been elected.

For Nationwide YourLife® Protection VUL contracts, the Company currently deducts 6.50% from each premium (the maximum is 6.50%) to cover sales expenses. The Company also deducts 3.50% from each premium to cover premium taxes.

For Nationwide YourLife® Survivorship VUL contracts, the Company currently deducts 4.50% from each premium (the maximum is 6.50%) to cover sales expenses. The Company also deducts 3.50% from each premium to cover premium taxes.

The Company may, at its sole discretion, reduce the sales loading.

For the periods ended December 31, 2011 and 2010, total front-end sales charge deductions were $4,350,812 and $3,412,537, respectively and were recognized as a reduction of purchase payments on the Statement of Changes in Contract Owners’ Equity.

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G

NOTES TO FINANCIAL STATEMENTS December 31, 2011

(b) Cost of Insurance

A cost of insurance charge is assessed monthly against each contract by liquidating units. The amount of the charge varies widely and is based upon age, sex, rate class and net amount at risk (death benefit less total contract value).

(c) Administrative Charges

For all contracts, the Company currently deducts a short-term trading fee of 1.00% of an amount allocated to a sub account and transferred from that sub account within 60 days of that allocation.

For Nationwide® Options Select and Nationwide MarathonSM VUL contracts, the Company currently deducts a $10 administrative charge per policy per month (maximum of $20 per policy per month) taken proportionally from the sub accounts and any companion fixed funds of the contract.

For Nationwide YourLife® Protection VUL contracts and Nationwide MarathonSM Performance VUL, if the Accumulation Rider is not elected, the Company currently deducts a $20 administrative charge per month (which is also the maximum charge) in the first policy year and $5 per month thereafter.

For Nationwide YourLife® Accumulation VUL contracts and Nationwide MarathonSM Performance VUL, if the Accumulation Rider is elected, the Company currently deducts a $25 administrative charge per month (which is also the maximum charge) in the first policy year and $10 per month thereafter.

For Nationwide YourLife® Survivorship VUL contracts, the Company currently deducts a $15 administrative charge per month (maximum of $20 per policy per month).

For Nationwide® Options Select VUL contracts, the Company currently deducts a monthly underwriting and distribution charge on the first $250,000 of Specified Amount. The current underwriting and distribution charge is $0.15 per $1,000 of Specified Amount for Insureds younger than 50 as of the Policy Date, and $0.17 per $1,000 of Specified Amount for Insureds 50 or older as of the Policy Date. The maximum guaranteed charge is $0.20 per $1,000 of Specified Amount.

For MarathonSM Performance VUL contracts, if the Accumulation Rider is not elected, the guaranteed maximum underwriting and distribution charge for all ages is $0.20 per $1,000 of the first $250,000 of Base Policy Specified Amount and $0.10 per $1,000 of Base Policy Specified Amount in excess of $250,000. Currently, the Company charges rates lower than the guaranteed maximum. Any change in current rates will be applied uniformly for Insureds with the same issue age, Base Policy Specified Amount, and Death Benefit option in effect at the time of determination.

For MarathonSM Performance VUL contracts, if the Accumulation Rider is elected, the guaranteed maximum underwriting and distribution charge is of $1.18 per $1,000 of the first $250,000 of Base Policy Specified Amount and $1.01 per $1,000 of Base Policy Specified Amount in excess of $250,000. Currently, the Company may charge rates lower than the guaranteed maximums. Any change in current rates will be applied uniformly for Insureds with the same issue age, Base Policy Specified Amount, and Death Benefit option in effect at the time of determination.

For Nationwide MarathonSM contracts, the Company currently deducts a monthly underwriting and distribution charge of $0.10 per $1,000 of the first $250,000 of Specified Amount. The maximum guaranteed charge is $0.20 per $1,000 of the first $250,000 of Specified Amount.

For Nationwide YourLife® Protection VUL contracts, the Company currently deducts a monthly underwriting and distribution charge of $0.20 per $1,000 of Specified Amount. The maximum guaranteed charge is $0.20 per $1,000 of Specified Amount.

For Nationwide YourLife® Accumulation VUL contracts, the Company currently deducts a monthly underwriting and distribution charge of $1.18 per $1,000 of Specified Amount. The maximum guaranteed charge is $1.18 per $1,000 of Specified Amount.

For Nationwide YourLife® Survivorship VUL contracts, the monthly underwriting and distribution charge varies by the insureds’ attained ages, sexes and Base Policy Specified Amount. The maximum guaranteed underwriting and distribution charge is $0.74 per $1,000 of Specified Amount.

The charges above are assessed against each contract by liquidating units.

(d) Surrender Charges

Policy surrenders result in a redemption of the contract value from the Account and payment of the surrender proceeds to the contract owner or designee. The surrender proceeds consist of the contract value, less any outstanding policy loans, and less a surrender charge, if applicable. The amount of the charge is based upon a specified percentage of the initial surrender charge which varies by issue age, sex and rate class.

For Nationwide YourLife® Protection VUL contracts, the charge is 100% of the initial surrender charge from the first through second or third year, depending on the insured’s age at the time of policy issuance. Thereafter, the charge will begin to decline over time to 0% of the initial surrender charge in the thirteenth year or fifteenth year, depending on the insured’s age at the time of policy issuance.

For both the Nationwide® Options Select and Nationwide MarathonSM VUL contracts, the charge is 100% of the initial surrender charge from the first through second or third year, depending on the insured’s age at the time of policy issuance. Thereafter, the charge will begin to decline over time to 0% of the initial surrender charge in the eleventh year or thirteenth year, depending on the insured’s age at the time of policy issuance.

For Nationwide YourLife® Accumulation VUL contracts, the charge is 100% of the initial surrender charge from the first, through second or fourth year, depending on the insured’s age at the time of policy issuance. Thereafter, the charge will begin to and decline over time to 0% of the initial surrender charge in the eleventh year.

For MarathonSM Performance VUL contracts, the charge is 100% of the initial surrender charge in the first year, and declines over time to 0% of the initial surrender charge in the thirteenth year through fifteenth year, depending on the insured’s age at the time of policy issuance. The Company may waive the surrender charge for certain contracts in which the sales expenses normally associated with the distribution of a contract are not incurred.

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G

NOTES TO FINANCIAL STATEMENTS December 31, 2011

For Nationwide YourLife® Survivorship VUL contracts, the surrender charge is assessed during the first fifteen policy years upon surrender, policy lapse, or certain Base Policy Specified Amount decreases. The maximum Surrender Charge that may be assessed for any segment of coverage is $50 per $1,000 of Base Policy Specified Amount. The minimum Surrender Charge that may be assessed for any segment of coverage is $0.52 per $1,000 of Base Policy Specified Amount.

The charges above are assessed against each contract by liquidating units.

(3) Asset Charges

The Company deducts a charge related to the assumption of mortality and expense risk.

For Nationwide YourLife® Accumulation VUL contracts, the current charge is 0% of variable contract value on an annualized basis, with a guaranteed maximum charge of 0.30 % of the variable contract value on an annualized basis.

The amount of the charge for other contracts may vary based on the policy year and the amount of the contract value. The tables below show by product the amount of the charge on an annualized basis, current charges, and charge variation based on policy year and contract value.

Nationwide® Options Select VUL contracts

Policy Years	Charge for First $25,000 in Variable Contract Value (Annualized)	Charge for Next $225,000 in Variable Contract Value (Annualized)	Charge for Variable Contract Value in Excess Of $250,000 (Annualized)
1 through 10	0.60%	0.30%	0.10%
11 through 20	0.30%	0.20%	0.05%
21 and later	0.00%	0.00%	0.00%

Note: the guaranteed maximum for all contracts is 0.60% on an annualized basis.

Nationwide MarathonSM VUL contracts

Policy Years	Charge for First $25,000 in Variable Contract Value (Annualized)	Charge for Next $225,000 in Variable Contract Value (Annualized)	Charge for Variable Contract Value in Excess Of $250,000 (Annualized)
1 through 10	0.60%	0.30%	0.10%
11 through 20	0.30%	0.10%	0.00%
21 and later	0.00%	0.00%	0.00%

Note: the guaranteed maximum for all contracts is 0.60% on an annualized basis.

Nationwide®YourLife SM Protection VUL contracts

Policy Years	Charge for First $250,000 in Variable Contract Value (Annualized)	Charge for Variable Contract Value in Excess Of $250,000 (Annualized)
1 through 15	0.80%	0.30%
16 or later	0.30%	0.20%

Note: the guaranteed maximum for all contracts is 0.80% on an annualized basis. Nationwide MarathonSM Performance VUL contracts For contracts that do not elect the accumulation rider, the charge will be deducted in accordance with the table below.

Policy Years	Charge for First $250,000 in Variable Contract Value (Annualized)	Charge for Variable Contract Value in Excess Of $250,000 (Annualized)
1 through 15	0.80%	0.30%
16 or later	0.30%	0.20%

Note: the guaranteed maximum for all contracts not electing that accumulation rider is 0.80% on an annualized basis. If you do elect the accumulations rider, the maximum guaranteed charge is equal to an annualized rate of 0.30% of variable contract value for all policy years and the current charge is 0.00%.

Nationwide YourLife® Survivorship VUL contracts

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G

NOTES TO FINANCIAL STATEMENTS December 31, 2011

Policy Years	Charge for First $250,000 in Variable Contract Value (Annualized)	Charge for Variable Contract Value in Excess Of $250,000 (Annualized)
1 through 15	0.80%	0.50%
16 through 20	0.50%	0.50%
21 or later	0.00%	0.00%

Note: the guaranteed maximum for all contracts is 0.80% on an annualized basis of all variable account cash value for policy years 1-15, 0.50% on an annualized basis for all variable cash value for policy years 16-20 and 0.30% for policy year 21 and later.

The charges above are assessed against each contract by liquidating units.

(4) Death Benefits

Death benefit proceeds result in a redemption of the contract value from the Account and payment of those proceeds, less any outstanding policy loans (and policy charges), to the legal beneficiary. In the event that the guaranteed death benefit exceeds the contract value on the date of death, the excess is paid by the Company’s general account.

(5) Policy Loans (Net of Repayments)

Contract provisions allow contract owners to borrow 90% of a policy’s variable cash surrender value plus 100% of a policy’s fixed cash surrender value less applicable value of surrender charge. Interest is charged on the outstanding loan and is due and payable in advance on the policy anniversary. For Nationwide® Options Select, Nationwide MarathonSM VUL, Nationwide YourLife® Accumulation VUL contracts and Nationwide YourLife® Survivorship VUL the maximum guaranteed loan interest charged is 3.90% on the outstanding loan. For the Nationwide YourLife® Protection and Nationwide MarathonSM Performance VUL contracts the maximum guaranteed loan interest charged is 4.50%, except for contract owners electing the accumulation rider on the Nationwide MarathonSM Performance in which case the maximum guaranteed loan interest charged is 3.90%. Current loan interest charged may vary. At the time the loan is granted, the amount of the loan is transferred from the Account to the Company’s general account as collateral for the outstanding loan. Collateral amounts in the general account are credited with the stated rate of interest in effect at the time the loan is made, subject to a guaranteed minimum rate. Interest credited is paid by the Company’s general account to the Account. Loan repayments result in a transfer of collateral including interest credited back to the Account.

(6) Related Party Transactions

The Company performs various services on behalf of the mutual fund companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. These transfers are the result of the contract owner executing fund exchanges. Fund exchanges from the Account to the fixed account are included in surrenders, and fund exchanges from the fixed account to the Account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Changes in Contract Owners’ Equity. Policy loan transactions (note 5), executed at the direction of the contract owner, also result in transfers between the Account and the fixed account of the Company, but are included in Net Policy (Loans) Repayments. The fixed account assets are not reflected in the accompanying financial statements. For the periods ended December 31, 2011 and 2010, total transfers into the Account from the fixed account were $6,120,487 and $5,676,468, respectively, and total transfers from the Account to the fixed account were $3,447,374 and $1,990,052, respectively.

(7) Fair Value Measurement

FASB ASC 820 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

In accordance with FASB ASC 820, the Account categorized its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Account categorizes financial assets recorded at fair value as follows:

• Level 1 – Unadjusted quoted prices accessible in active markets and mutual funds where the value per share (unit) is determined and published and is the basis for current transactions for identical assets or liabilities at the measurement date.

• Level 2 – Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means.

• Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G

NOTES TO FINANCIAL STATEMENTS December 31, 2011

The Account recognizes significant transfers between fair value hierarchy levels at the reporting period end. There were no significant transfers between Level 1 and 2 as of December 31, 2011.

The following table summarizes assets measured at fair value on a recurring basis as of December 31, 2011:

	Level 1	Level 2	Level 3	Total
Separate Account Investments	$168,533,344	$0	$0	$168,533,344

The Account did not have any assets or liabilities reported at fair value on a nonrecurring basis required to be disclosed under FASB ASC 820.

The cost of purchases and proceeds from sales of Investments for the year ended December 31,2011 are as follows:

	Purchases of Investments	Sales of Investments
Variable Series Funds, Inc. - Global Allocation V.I. Fund - Class II ( MLVGA2 )	$2,734,086	$267,970
Stock Index Fund, Inc. - Initial Shares ( DSIF )	1,038,357	288,834
Janus Aspen Series - Forty Portfolio - Service Shares ( JACAS )	511,236	600,401
Janus Aspen Series - Global Technology Portfolio - Service II Shares ( JAGTS2 )	288,462	49,313
Janus Aspen Series - Overseas Portfolio - Service II Shares ( JAIGS2 )	1,745,736	428,826
Investors Growth Stock Series - Initial Class ( MIGIC )	2,415	3,449
Value Series - Initial Class ( MVFIC )	938,243	404,313
Variable Insurance Trust II - International Value Portfolio - Service Class ( MVIVSC )	170,222	53,855
M Business Opportunity Value Fund ( MFBOV )	96,385	36,575
M Capital Appreciation Fund ( MFFCA )	121,252	30,298
M International Equity Fund ( MFBIE )	178,778	41,787
M Large Cap Growth Fund ( MFTCG )	117,727	38,579
Core Plus Fixed Income Portfolio - Class I ( MSVFI )	29,822	14,509
U.S. Real Estate Portfolio - Class I ( MSVRE )	-	-
American Century NVIT Multi Cap Value Fund - Class I ( NVAMV1 )	328,888	426,000
American Funds NVIT Asset Allocation Fund - Class II ( GVAAA2 )	1,260,885	332,982
American Funds NVIT Bond Fund - Class II ( GVABD2 )	126,653	60,995
American Funds NVIT Global Growth Fund - Class II ( GVAGG2 )	319,128	260,001
American Funds NVIT Growth Fund - Class II ( GVAGR2 )	660,354	502,252
American Funds NVIT Growth-Income Fund - Class II ( GVAGI2 )	335,423	124,214
Federated NVIT High Income Bond Fund - Class III ( HIBF3 )	1,452,474	397,413
NVIT Emerging Markets Fund - Class III ( GEM3 )	734,332	272,936
NVIT International Equity Fund - Class III ( GIG3 )	134,735	23,593
Gartmore NVIT International Equity Fund - Class VI ( NVIE6 )	69,875	68,396
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I ( NVNMO1 )	102,638	60,788
Neuberger Berman NVIT Socially Responsible Fund - Class II ( NVNSR2 )	760,921	280,291
NVIT Cardinal Aggressive Fund - Class I ( NVCRA1 )	1,295,658	162,117
NVIT Cardinal Balanced Fund - Class I ( NVCRB1 )	1,235,080	240,306
NVIT Cardinal Capital Appreciation Fund - Class I ( NVCCA1 )	2,903,075	852,769
NVIT Cardinal Conservative Fund - Class I ( NVCCN1 )	518,849	47,404
NVIT Cardinal Moderate Fund - Class I ( NVCMD1 )	1,695,762	1,143,402
NVIT Cardinal Moderately Aggressive Fund - Class I ( NVCMA1 )	3,344,822	767,988
NVIT Cardinal Moderately Conservative Fund - Class I ( NVCMC1 )	515,343	127,478
NVIT Core Bond Fund - Class I ( NVCBD1 )	649,200	292,650
NVIT Core Plus Bond Fund - Class I ( NVLCP1 )	179,988	16,152
NVIT Fund - Class I ( TRF )	52,102	234,568
NVIT Government Bond Fund - Class I ( GBF )	614,832	801,010
American Century NVIT Growth Fund - Class I ( CAF )	46,820	28,885
NVIT International Index Fund - Class VI ( GVIX6 )	400,483	79,275
NVIT Investor Destinations Aggressive Fund - Class II ( GVIDA )	740,493	353,351
NVIT Investor Destinations Balanced Fund - Class II ( NVDBL2 )	747,433	80,871
NVIT Investor Destinations Capital Appreciation Fund - Class II ( NVDCA2 )	668,488	38,085
NVIT Investor Destinations Conservative Fund - Class II ( GVIDC )	836,812	327,666
NVIT Investor Destinations Moderate Fund - Class II ( GVIDM )	3,858,822	845,545
NVIT Investor Destinations Moderately Aggressive Fund - Class II ( GVDMA )	4,126,638	1,035,597
NVIT Investor Destinations Moderately Conservative Fund - Class II ( GVDMC )	554,634	134,174
NVIT Mid Cap Index Fund - Class I ( MCIF )	270,186	86,828
NVIT Money Market Fund - Class I ( SAM )	16,137,139	11,184,096
NVIT Multi-Manager International Growth Fund - Class III ( NVMIG3 )	127,140	269,342
NVIT Multi-Manager International Value Fund - Class III ( GVDIV3 )	114,895	26,916
NVIT Multi-Manager Large Cap Growth Fund - Class I ( NVMLG1 )	344,600	255,461
NVIT Multi-Manager Large Cap Value Fund - Class I ( NVMLV1 )	130,096	33,708
NVIT Multi-Manager Mid Cap Growth Fund - Class I ( NVMMG1 )	208,336	280,331
NVIT Multi-Manager Mid Cap Value Fund - Class II ( NVMMV2 )	93,840	214,105
NVIT Multi-Manager Small Cap Growth Fund - Class I ( SCGF )	205,892	75,603
NVIT Multi-Manager Small Cap Value Fund - Class I ( SCVF )	173,554	80,068
NVIT Multi-Manager Small Company Fund - Class I ( SCF )	207,669	113,222
NVIT Multi-Sector Bond Fund - Class I ( MSBF )	234,095	67,030
NVIT Short Term Bond Fund - Class II ( NVSTB2 )	58,410	36,515

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G

NOTES TO FINANCIAL STATEMENTS December 31, 2011

NVIT Large Cap Growth Fund - Class I ( NVOLG1 )	368,587	373,313
Templeton NVIT International Value Fund - Class III ( NVTIV3 )	162,607	273,656
Van Kampen NVIT Comstock Value Fund - Class I ( EIF )	239,240	168,381
NVIT Real Estate Fund - Class I ( NVRE1 )	877,468	278,123
VPS Small/Mid Cap Value Portfolio - Class A ( ALVSVA )	421,510	130,897
VP Inflation Protection Fund - Class II ( ACVIP2 )	704,884	227,835
VP Mid Cap Value Fund - Class I ( ACVMV1 )	483,556	240,733
VP Value Fund - Class I ( ACVV )	6	539
Small Cap Stock Index Portfolio - Service Shares ( DVSCS )	514,962	183,396
Appreciation Portfolio - Initial Shares ( DCAP )	355,554	81,943
Quality Bond Fund II - Primary Shares ( FQB )	8,676	79,861
VIP Fund - Contrafund Portfolio - Service Class ( FCS )	-	-
VIP Fund - Energy Portfolio - Service Class 2 ( FNRS2 )	1,549,149	391,601
VIP Fund - Equity-Income Portfolio - Service Class ( FEIS )	583,288	223,191
VIP Fund - Freedom Fund 2010 Portfolio - Service Class ( FF10S )	230,721	49,214
VIP Fund - Freedom Fund 2020 Portfolio - Service Class ( FF20S )	558,185	286,846
VIP Fund - Freedom Fund 2030 Portfolio - Service Class ( FF30S )	831,922	206,883
VIP Fund - Growth Portfolio - Service Class ( FGS )	484,267	163,824
VIP Fund - Investment Grade Bond Portfolio - Service Class ( FIGBS )	803,401	603,722
VIP Fund - Mid Cap Portfolio - Service Class ( FMCS )	1,373,585	571,684
VIP Fund - Overseas Portfolio - Service Class R ( FOSR )	242,039	141,530
VIP Fund - Value Strategies Portfolio - Service Class ( FVSS )	2,696	4,930
Franklin Income Securities Fund - Class 2 ( FTVIS2 )	510,734	144,791
Franklin Rising Dividends Securities Fund - Class 1 ( FTVRDI )	3,051	5,368
Franklin Small Cap Value Securities Fund - Class 1 ( FTVSVI )	465,594	606,500
Templeton Developing Markets Securities Fund - Class 3 ( FTVDM3 )	146,196	177,458
Templeton Foreign Securities Fund - Class 3 ( TIF3 )	73,694	64,992
Templeton Global Bond Securities Fund - Class 3 ( FTVGI3 )	1,487,300	194,214
VIP Founding Funds Allocation Fund - Class 2 ( FTVFA2 )	449,903	74,293
Advisers Management Trust - Short Duration Bond Portfolio - I Class Shares ( AMTB )	726,149	636,067
International Portfolio - S Class Shares ( AMINS )	-	-
Small-Cap Growth Portfolio - S Class Shares ( AMFAS )	14,865	11,899
Socially Responsive Portfolio - I Class Shares ( AMSRS )	12,129	25,461
Global Securities Fund/VA - Class 3 ( OVGS3 )	259,222	99,424
High Income Fund/VA - Class 3 ( OVHI3 )	25,174	12,576
High Income Fund/VA - Non-Service Shares ( OVHI )	134	213
Main Street Fund(R)/VA - Non-Service Shares ( OVGI )	123,918	264,399
Main Street Small- & Mid-Cap Fund(R)/VA - Non-Service Shares ( OVSC )	418,577	102,867
Foreign Bond Portfolio (Unhedged) - Administrative Class ( PMVFBA )	453,103	107,161
Low Duration Portfolio - Administrative Class ( PMVLDA )	1,432,881	1,118,136
Total Return Portfolio - Administrative Class ( PMVTRA )	412,136	63,179
V.I. Capital Appreciation Fund - Series I ( AVCA )	6,099	5,298
V.I. Capital Development Fund - Series I ( AVCDI )	40,200	40,924
Blue Chip Growth Portfolio - II ( TRBCG2 )	-	541
Equity Income Portfolio - II ( TREI2 )	2	322
Health Sciences Portfolio - II ( TRHS2 )	315,140	58,717
VIP Trust - Global Hard Assets Fund: Class R1 ( VWHAR )	748,593	120,335
Ivy Fund Variable Insurance Portfolios, Inc. - Asset Strategy ( WRASP )	2,252,972	1,109,475
Ivy Fund Variable Insurance Portfolios, Inc. - Balanced ( WRBP )	60,177	10,203
Ivy Fund Variable Insurance Portfolios, Inc. - Bond ( WRBDP )	276,626	37,016
Ivy Fund Variable Insurance Portfolios, Inc. - Core Equity ( WRCEP )	121,903	34,818
Ivy Fund Variable Insurance Portfolios, Inc. - Dividend Opportunities ( WRDIV )	125,582	22,258
Ivy Fund Variable Insurance Portfolios, Inc. - Energy ( WRENG )	76,222	13,958
Ivy Funds Variable Insurance Portfolios, Inc. - Global Bond ( WRGBP )	2,168	71
Ivy Fund Variable Insurance Portfolios, Inc. - Global Natural Resources ( WRGNR )	161,572	22,621
Ivy Fund Variable Insurance Portfolios, Inc. - Growth ( WRGP )	93,465	6,867
Ivy Fund Variable Insurance Portfolios, Inc. - High Income ( WRHIP )	248,153	78,060
Ivy Fund Variable Insurance Portfolios, Inc. - International Growth ( WRIP )	102,297	24,267
Ivy Fund Variable Insurance Portfolios, Inc. - International Core Equity ( WRI2P )	106,291	15,595
Ivy Funds Variable Insurance Portfolios, Inc. - Limited-Term Bond ( WRLTBP )	2,969	84
Ivy Fund Variable Insurance Portfolios, Inc. - Micro Cap Growth ( WRMIC )	79,113	11,466
Ivy Fund Variable Insurance Portfolios, Inc. - Mid Cap Growth ( WRMCG )	141,843	15,102
Ivy Fund Variable Insurance Portfolios, Inc. - Money Market ( WRMMP )	818,228	716,261
Ivy Fund Variable Insurance Portfolios, Inc. - Pathfinder Aggressive ( WRPAP )	148,248	20,451
Ivy Fund Variable Insurance Portfolios, Inc. - Pathfinder Conservative ( WRPCP )	207,211	62,375
Ivy Fund Variable Insurance Portfolios, Inc. - Pathfinder Moderate ( WRPMP )	707,427	76,746
Ivy Fund Variable Insurance Portfolios, Inc. - Pathfinder Moderately Aggressive ( WRPMAP )	821,628	107,214
Ivy Fund Variable Insurance Portfolios, Inc. - Pathfinder Moderately Conservative (WRPMCP)	131,192	13,272
Ivy Fund Variable Insurance Portfolios, Inc. - Real Estate Securities ( WRRESP )	75,988	8,906
Ivy Fund Variable Insurance Portfolios, Inc. - Science and Technology ( WRSTP )	192,069	47,266
Ivy Fund Variable Insurance Portfolios, Inc. - Small Cap Growth ( WRSCP )	87,886	21,326
Ivy Fund Variable Insurance Portfolios, Inc. - Small Cap Value ( WRSCV )	46,600	48,386
Ivy Fund Variable Insurance Portfolios, Inc. - Value ( WRVP )	31,004	4,740
Advantage VT Small Cap Growth Fund - Class 2 ( WFVSCG )	218,466	110,537

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G

NOTES TO FINANCIAL STATEMENTS December 31, 2011

AllianceBernstein NVIT Global Fixed Income Fund - Class III(obsolete) ( NVAGF3 )		12,110	63,369
Gartmore NVIT Worldwide Leaders Fund—Class III ( GEF3 )		6,112	15,589

	Total	$83,826,832	$36,736,624

(8) Financial Highlights

The following tabular presentation is a summary of units, unit fair values, contract owners’ equity outstanding and contract expense rates for variable life contracts as of December 31, 2011, and the investment income ratio and total return for each of the periods in the five year period ended December 31, 2011. Total return and investment income ratio for periods with no ending contract owners’ equity were considered to be irrelevant, and therefore are not presented.

NATIONWIDE VL SEPARATE ACCOUNT-G

NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Variable Series Funds, Inc. - Global Allocation V.I. Fund - Class II (MLVGA2)
2011	0.00%	325,219	$12.900807	$4,195,588	2.92%	-3.63%
2010	0.00%	154,611	13.386468	2,069,695	1.90%	9.88%
2009	0.00%	32,706	12.182592	398,444	3.46%	21.83%	5/1/2009
Stock Index Fund, Inc. - Initial Shares (DSIF)
2011	0.00%	287,581	11.975613	3,443,959	1.89%	1.88%
2010	0.00%	231,422	11.754920	2,720,347	1.93%	14.84%
2009	0.00%	183,488	10.236118	1,878,205	2.13%	26.33%
2008	0.00%	136,077	8.102406	1,102,552	2.29%	-37.14%
2007	0.00%	80,552	12.889762	1,038,296	1.83%	5.26%
Janus Aspen Series - Forty Portfolio - Service Shares (JACAS)
2011	0.00%	149,403	11.639880	1,739,033	0.24%	-6.94%
2010	0.00%	155,217	12.508137	1,941,476	0.26%	6.48%
2009	0.00%	90,368	11.747058	1,061,558	0.01%	46.01%
2008	0.00%	52,700	8.045115	423,976	0.01%	-44.31%
2007	0.00%	4,350	14.445945	62,840	0.33%	36.63%
Janus Aspen Series - Global Technology Portfolio - Service II Shares (JAGTS2)
2011	0.00%	22,379	10.352942	231,688	0.00%	-8.81%
2010	0.00%	1,811	11.352948	20,560	0.00%	13.53%	5/3/2010
Janus Aspen Series - Overseas Portfolio - Service II Shares (JAIGS2)
2011	0.00%	312,148	10.783470	3,366,039	0.39%	-32.33%
2010	0.00%	226,274	15.936367	3,605,986	0.56%	25.03%
2009	0.00%	171,108	12.746144	2,180,967	0.42%	79.07%
2008	0.00%	113,377	7.117893	807,004	2.70%	-52.21%
2007	0.00%	48,306	14.893765	719,458	0.53%	28.07%
Investors Growth Stock Series - Initial Class (MIGIC)
2011	0.00%	368	12.633894	4,649	0.58%	0.58%
2010	0.00%	456	12.561314	5,728	0.43%	12.47%
2009	0.00%	398	11.168160	4,445	0.69%	39.55%
2008	0.00%	335	8.002768	2,681	0.53%	-36.87%
2007	0.00%	250	12.677102	3,169	0.29%	11.36%
Value Series - Initial Class (MVFIC)
2011	0.00%	248,200	12.879603	3,196,717	1.59%	-0.30%
2010	0.00%	211,083	12.918661	2,726,910	1.48%	11.53%
2009	0.00%	132,328	11.582760	1,532,723	1.20%	22.71%
2008	0.00%	47,608	9.438767	449,361	0.95%	-32.58%
2007	0.00%	26,056	14.000352	364,793	0.50%	7.91%
Variable Insurance Trust II - International Value Portfolio - Service Class (MVIVSC)
2011	0.00%	11,163	10.650622	118,893	1.42%	-1.78%
2010	0.00%	825	10.843288	8,946	0.00%	8.43%	5/3/2010
M Business Opportunity Value Fund (MFBOV)
2011	0.00%	32,536	8.309381	270,354	0.37%	-4.11%
2010	0.00%	25,620	8.665720	222,016	0.71%	9.27%
2009	0.00%	16,171	7.930242	128,240	0.68%	24.58%
2008	0.00%	7,871	6.365512	50,103	0.05%	-34.48%
2007	0.00%	6,272	9.715909	60,938	0.00%	-2.84%	9/18/2007
M Capital Appreciation Fund (MFFCA)
2011	0.00%	25,361	10.049361	254,862	0.00%	-7.22%
2010	0.00%	19,701	10.831673	213,395	0.19%	27.00%
2009	0.00%	13,297	8.528591	113,405	0.06%	48.61%
2008	0.00%	8,429	5.739062	48,374	0.00%	-42.03%
2007	0.00%	5,678	9.900064	56,213	0.00%	-1.00%	9/18/2007
M International Equity Fund (MFBIE)
2011	0.00%	43,251	7.076176	306,052	4.27%	-13.56%
2010	0.00%	26,038	8.186209	213,153	4.31%	4.61%
2009	0.00%	14,298	7.825688	111,892	3.79%	25.28%
2008	0.00%	6,018	6.246550	37,592	4.59%	-39.84%
2007	0.00%	3,324	10.383840	34,516	1.47%	3.84%	9/18/2007

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G

NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
M Large Cap Growth Fund (MFTCG)
2011	0.00%	30,075	$9.179807	$276,083	0.00%	-0.80%
2010	0.00%	21,687	9.253931	200,690	0.38%	23.06%
2009	0.00%	13,319	7.519606	100,154	0.55%	37.40%
2008	0.00%	6,432	5.472607	35,199	0.02%	-48.97%
2007	0.00%	3,248	10.724819	34,834	0.00%	7.25%	9/18/2007
Core Plus Fixed Income Portfolio - Class I (MSVFI)
2011	0.00%	8,174	12.682719	103,669	3.80%	5.65%
2010	0.00%	7,213	12.004773	86,590	5.42%	7.14%
2009	0.00%	12,096	11.204270	135,527	11.88%	9.64%
2008	0.00%	28,841	10.218734	294,718	4.14%	-10.20%
2007	0.00%	32,734	11.380012	372,513	3.39%	5.45%
U.S. Real Estate Portfolio - Class I (MSVRE)
2008	0.00%	52,025	8.656213	450,338	3.67%	-37.89%
2007	0.00%	41,926	13.937607	584,348	1.00%	-17.07%
American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)
2011	0.00%	83,852	14.348277	1,203,132	1.58%	0.65%
2010	0.00%	94,019	14.256071	1,340,342	1.59%	13.46%
2009	0.00%	1,653	12.564442	20,769	0.88%	25.64%	5/1/2009
American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)
2011	0.00%	376,643	10.979437	4,135,328	1.22%	0.93%
2010	0.00%	291,751	10.878393	3,173,782	1.08%	12.02%
2009	0.00%	143,955	9.711378	1,398,001	0.09%	23.41%
2008	0.00%	86,089	7.868935	677,429	3.74%	-29.78%
2007	0.00%	24,380	11.205324	273,186	7.29%	6.14%
American Funds NVIT Bond Fund - Class II (GVABD2)
2011	0.00%	49,036	12.292646	602,782	2.13%	5.72%
2010	0.00%	44,558	11.627184	518,084	1.60%	5.99%
2009	0.00%	31,824	10.970085	349,112	0.39%	12.15%
2008	0.00%	19,150	9.781713	187,319	8.04%	-9.87%
2007	0.00%	4,806	10.853118	52,160	12.10%	2.98%
American Funds NVIT Global Growth Fund - Class II (GVAGG2)
2011	0.00%	90,535	10.875437	984,608	0.85%	-9.31%
2010	0.00%	85,800	11.991721	1,028,890	0.76%	11.30%
2009	0.00%	66,698	10.774250	718,621	0.00%	41.60%
2008	0.00%	34,853	7.608765	265,187	3.86%	-38.64%
2007	0.00%	9,724	12.399481	120,573	3.48%	14.36%
American Funds NVIT Growth Fund - Class II (GVAGR2)
2011	0.00%	185,580	10.115272	1,877,192	0.27%	-4.69%
2010	0.00%	171,060	10.612804	1,815,426	0.17%	18.19%
2009	0.00%	99,951	8.979238	897,484	0.00%	38.78%
2008	0.00%	63,278	6.470039	409,410	2.57%	-44.21%
2007	0.00%	28,662	11.597638	332,412	1.18%	11.90%
American Funds NVIT Growth-Income Fund - Class II (GVAGI2)
2011	0.00%	126,457	8.687464	1,098,591	0.91%	-2.24%
2010	0.00%	103,788	8.886120	922,273	0.85%	10.97%
2009	0.00%	43,831	8.007342	350,970	0.00%	30.69%
2008	0.00%	23,626	6.126963	144,755	4.55%	-38.06%
2007	0.00%	1,448	9.892316	14,324	0.72%	-1.08%	5/1/2007
Federated NVIT High Income Bond Fund - Class III (HIBF3)
2011	0.00%	131,352	14.839228	1,949,162	8.09%	3.81%
2010	0.00%	67,173	14.295077	960,243	9.58%	13.16%
2009	0.00%	44,372	12.632602	560,534	10.14%	46.08%
2008	0.00%	21,626	8.647843	187,019	10.34%	-28.10%
2007	0.00%	11,190	12.027193	134,584	7.70%	3.17%

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G

NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Emerging Markets Fund - Class III (GEM3)
2011	0.00%	126,017	$16.493303	$2,078,437	0.76%	-22.39%
2010	0.00%	103,153	21.252025	2,192,210	0.08%	16.21%
2009	0.00%	86,223	18.287102	1,576,769	1.19%	63.48%
2008	0.00%	44,366	11.185864	496,271	1.39%	-57.83%
2007	0.00%	24,604	26.524857	652,618	0.75%	45.55%
NVIT International Equity Fund - Class III (GIG3)
2011	0.00%	12,503	8.459397	105,768	1.98%	-15.41%	5/2/2011
Gartmore NVIT International Equity Fund - Class VI (NVIE6)
2011	0.00%	36,549	7.251572	265,038	1.00%	-10.00%
2010	0.00%	37,091	8.057227	298,851	0.88%	13.00%
2009	0.00%	52,401	7.130177	373,628	0.22%	29.45%
2008	0.00%	4,934	5.508000	27,176	1.15%	-44.92%	5/1/2008
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)
2011	0.00%	39,183	8.099461	317,361	0.61%	-11.62%
2010	0.00%	35,126	9.164158	321,900	0.26%	15.61%
2009	0.00%	19,640	7.927018	155,687	0.19%	52.96%
2008	0.00%	39	5.182412	202	0.00%	-48.18%	5/1/2008
Neuberger Berman NVIT Socially Responsible Fund - Class II (NVNSR2)
2011	0.00%	118,184	9.691118	1,145,335	0.62%	-3.27%
2010	0.00%	72,005	10.018250	721,364	0.62%	23.56%
2009	0.00%	91,858	8.107965	744,781	0.44%	31.27%
2008	0.00%	88,800	6.176544	548,477	0.43%	-38.23%	5/1/2008
NVIT Cardinal Aggressive Fund - Class I (NVCRA1)
2011	0.00%	277,401	8.950086	2,482,763	2.08%	-6.19%
2010	0.00%	163,017	9.540229	1,555,220	0.42%	15.00%
2009	0.00%	67,030	8.295819	556,069	1.16%	29.30%
2008	0.00%	16,061	6.416027	103,048	1.31%	-35.84%	5/1/2008
NVIT Cardinal Balanced Fund - Class I (NVCRB1)
2011	0.00%	255,651	10.462826	2,674,832	2.61%	-1.26%
2010	0.00%	167,231	10.596561	1,772,073	1.07%	10.46%
2009	0.00%	75,697	9.593104	726,169	2.37%	19.88%
2008	0.00%	23,058	8.002099	184,513	1.47%	-19.98%	5/1/2008
NVIT Cardinal Capital Appreciation Fund - Class I (NVCCA1)
2011	0.00%	392,818	9.807509	3,852,566	2.27%	-3.37%
2010	0.00%	199,390	10.149086	2,023,626	0.76%	12.46%
2009	0.00%	114,328	9.025006	1,031,811	2.05%	24.25%
2008	0.00%	29,990	7.263571	217,835	1.75%	-27.36%	5/1/2008
NVIT Cardinal Conservative Fund - Class I (NVCCN1)
2011	0.00%	91,097	11.227964	1,022,834	2.80%	1.50%
2010	0.00%	50,764	11.062310	561,567	1.34%	6.87%
2009	0.00%	12,702	10.351566	131,486	3.11%	13.22%
2008	0.00%	5,694	9.142885	52,061	2.42%	-8.57%	5/1/2008
NVIT Cardinal Moderate Fund - Class I (NVCMD1)
2011	0.00%	536,603	10.135390	5,438,681	2.36%	-2.25%
2010	0.00%	502,389	10.368348	5,208,944	0.88%	11.42%
2009	0.00%	171,116	9.305236	1,592,275	2.68%	22.00%
2008	0.00%	20,669	7.626933	157,640	1.78%	-23.73%	5/1/2008
NVIT Cardinal Moderately Aggressive Fund - Class I (NVCMA1)
2011	0.00%	775,811	9.463303	7,341,735	2.43%	-4.57%
2010	0.00%	541,174	9.916957	5,366,799	0.70%	13.50%
2009	0.00%	310,026	8.737590	2,708,880	2.12%	26.69%
2008	0.00%	55,360	6.896919	381,815	1.72%	-31.03%	5/1/2008
NVIT Cardinal Moderately Conservative Fund - Class I (NVCMC1)
2011	0.00%	85,823	10.740467	921,779	2.81%	-0.28%
2010	0.00%	51,188	10.770841	551,338	1.22%	9.31%
2009	0.00%	31,516	9.853071	310,529	2.53%	17.64%
2008	0.00%	13,698	8.375935	114,734	1.48%	-16.24%	5/1/2008

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G

NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Core Bond Fund - Class I (NVCBD1)
2011	0.00%	96,917	$12.345910	$1,196,529	3.23%	6.59%
2010	0.00%	69,927	11.582155	809,905	2.95%	7.06%
2009	0.00%	46,963	10.818752	508,081	3.75%	8.78%
2008	0.00%	4,746	9.945181	47,200	1.56%	-0.55%	5/1/2008
NVIT Core Plus Bond Fund - Class I (NVLCP1)
2011	0.00%	26,251	13.370773	350,996	2.65%	6.37%
2010	0.00%	14,090	12.569892	177,110	2.93%	8.35%
2009	0.00%	3,588	11.600708	41,623	5.45%	16.62%
2008	0.00%	230	9.947099	2,288	3.30%	-0.53%	5/1/2008
NVIT Fund - Class I (TRF)
2011	0.00%	52,433	11.221824	588,394	1.09%	0.53%
2010	0.00%	68,854	11.162791	768,603	1.00%	13.45%
2009	0.00%	80,590	9.839457	792,962	1.39%	26.10%
2008	0.00%	84,151	7.803097	656,639	1.40%	-41.55%
2007	0.00%	81,126	13.351018	1,083,115	1.16%	8.18%
NVIT Government Bond Fund - Class I (GBF)
2011	0.00%	103,949	14.166560	1,472,600	2.84%	7.25%
2010	0.00%	121,105	13.208362	1,599,599	2.80%	4.78%
2009	0.00%	139,277	12.605611	1,755,672	3.53%	2.69%
2008	0.00%	117,240	12.275629	1,439,195	4.28%	7.72%
2007	0.00%	40,524	11.395982	461,811	5.07%	7.16%
American Century NVIT Growth Fund - Class I (CAF)
2011	0.00%	1,858	9.174041	17,045	0.62%	-8.26%	5/2/2011
NVIT International Index Fund - Class VI (GVIX6)
2011	0.00%	107,284	8.254444	885,570	2.75%	-12.72%
2010	0.00%	72,715	9.456969	687,664	2.47%	7.54%
2009	0.00%	34,255	8.793694	301,228	3.18%	28.62%
2008	0.00%	17,707	6.837123	121,065	2.01%	-43.11%
2007	0.00%	14,812	12.017667	178,006	1.65%	9.50%
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)
2011	0.00%	249,362	12.065374	3,008,646	1.83%	-3.93%
2010	0.00%	221,749	12.559061	2,784,959	1.64%	14.63%
2009	0.00%	155,410	10.956366	1,702,729	1.00%	27.21%
2008	0.00%	86,385	8.613097	744,042	2.41%	-36.84%
2007	0.00%	24,672	13.637494	336,464	2.19%	5.96%
NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)
2011	0.00%	75,561	12.895684	974,411	2.16%	0.88%
2010	0.00%	24,978	12.782641	319,285	1.16%	9.81%
2009	0.00%	1,417	11.640280	16,494	1.76%	16.40%	5/1/2009
NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)
2011	0.00%	118,997	13.544740	1,611,783	2.02%	-0.94%
2010	0.00%	75,852	13.672666	1,037,099	1.22%	12.03%
2009	0.00%	8,016	12.204484	97,831	1.35%	22.04%	5/1/2009
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)
2011	0.00%	124,507	12.951126	1,612,506	2.43%	2.93%
2010	0.00%	87,481	12.582446	1,100,725	2.01%	5.89%
2009	0.00%	53,773	11.882294	638,947	1.70%	9.08%
2008	0.00%	20,458	10.892776	222,845	3.94%	-6.02%
2007	0.00%	1,266	11.590847	14,674	3.73%	5.38%
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)
2011	0.00%	739,675	12.720302	9,408,889	2.16%	-0.04%
2010	0.00%	518,780	12.725464	6,601,716	1.69%	10.91%
2009	0.00%	268,912	11.473370	3,085,327	1.37%	19.14%
2008	0.00%	102,479	9.630534	986,929	2.97%	-23.20%
2007	0.00%	59,144	12.538964	741,604	3.09%	5.66%

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G

NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)
2011	0.00%	987,577	$12.475556	$12,320,572	2.05%	-2.13%
2010	0.00%	761,845	12.746609	9,710,940	1.80%	12.83%
2009	0.00%	425,494	11.296821	4,806,730	1.26%	24.39%
2008	0.00%	255,853	9.081599	2,323,555	2.72%	-31.39%
2007	0.00%	156,190	13.236630	2,067,429	2.50%	6.15%
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)
2011	0.00%	65,530	13.010443	852,574	2.38%	2.06%
2010	0.00%	34,079	12.747585	434,425	2.04%	8.52%
2009	0.00%	25,450	11.747183	298,966	1.43%	14.56%
2008	0.00%	12,983	10.254072	133,130	3.83%	-15.04%
2007	0.00%	1,116	12.069809	13,470	3.34%	5.86%
NVIT Mid Cap Index Fund - Class I (MCIF)
2011	0.00%	52,240	14.527168	758,899	0.81%	-2.54%
2010	0.00%	41,128	14.906376	613,069	1.21%	26.20%
2009	0.00%	53,080	11.811646	626,962	1.06%	36.76%
2008	0.00%	38,566	8.637043	333,096	1.35%	-36.46%
2007	0.00%	23,042	13.593553	313,223	1.42%	7.56%
NVIT Money Market Fund - Class I (SAM)
2011	0.00%	968,748	11.482073	11,123,235	0.00%	0.00%
2010	0.00%	537,380	11.482065	6,170,232	0.00%	0.00%
2009	0.00%	528,280	11.482050	6,065,737	0.21%	0.04%
2008	0.00%	414,695	11.477234	4,759,554	1.74%	2.05%
2007	0.00%	174,684	11.246272	1,964,544	4.75%	4.79%
NVIT Multi-Manager International Growth Fund - Class III (NVMIG3)
2011	0.00%	71,965	8.660251	623,235	1.25%	-9.37%
2010	0.00%	86,794	9.555175	829,332	0.76%	14.04%
2009	0.00%	92,482	8.379106	774,916	1.28%	36.46%
2008	0.00%	83,365	6.140389	511,893	0.11%	-38.60%	5/1/2008
NVIT Multi-Manager International Value Fund - Class III (GVDIV3)
2011	0.00%	76,483	8.974574	686,402	2.00%	-16.11%
2010	0.00%	68,742	10.698362	735,427	2.55%	6.11%
2009	0.00%	61,633	10.082162	621,394	2.25%	29.84%
2008	0.00%	69,824	7.765128	542,194	1.79%	-46.33%
2007	0.00%	60,332	14.468946	872,940	2.26%	2.93%
NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)
2011	0.00%	121,747	9.263525	1,127,806	0.01%	-2.91%
2010	0.00%	112,634	9.540808	1,074,619	0.05%	15.51%
2009	0.00%	79,282	8.259762	654,850	0.75%	29.78%
2008	0.00%	2,391	6.364575	15,219	0.52%	-36.35%	5/1/2008
NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)
2011	0.00%	33,449	8.634796	288,825	1.18%	-5.83%
2010	0.00%	24,511	9.169345	224,750	0.86%	13.05%
2009	0.00%	13,082	8.111157	106,110	1.37%	27.59%
2008	0.00%	183	6.357067	1,163	0.75%	-36.43%	5/1/2008
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)
2011	0.00%	139,190	9.695515	1,349,519	0.00%	-4.23%
2010	0.00%	145,695	10.123676	1,474,969	0.00%	26.82%
2009	0.00%	149,880	7.982859	1,196,471	0.00%	27.12%
2008	0.00%	26,311	6.279727	165,226	0.00%	-37.20%	5/1/2008
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)
2011	0.00%	36,583	10.303092	376,918	0.75%	-2.32%
2010	0.00%	48,371	10.547920	510,213	1.21%	19.63%
2009	0.00%	82,042	8.817001	723,364	1.06%	30.47%
2008	0.00%	58,272	6.757903	393,798	0.87%	-32.42%	5/1/2008

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G

NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)
2011	0.00%	36,260	$10.826282	$392,561	0.00%	-0.65%
2010	0.00%	24,951	10.896900	271,889	0.00%	25.45%
2009	0.00%	14,412	8.686440	125,189	0.00%	27.46%
2008	0.00%	8,023	6.814966	54,677	0.00%	-46.42%
2007	0.00%	4,802	12.718919	61,076	0.00%	9.75%
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)
2011	0.00%	32,583	12.133163	395,335	0.38%	-5.07%
2010	0.00%	25,346	12.781169	323,952	0.58%	26.60%
2009	0.00%	21,442	10.095402	216,466	0.50%	26.22%
2008	0.00%	15,192	7.998530	121,514	1.19%	-32.15%
2007	0.00%	12,256	11.788779	144,483	1.35%	-6.89%
NVIT Multi-Manager Small Company Fund - Class I (SCF)
2011	0.00%	49,239	12.975667	638,909	0.52%	-5.56%
2010	0.00%	42,779	13.739369	587,756	0.29%	25.32%
2009	0.00%	56,094	10.963538	614,989	0.21%	34.70%
2008	0.00%	29,057	8.139096	236,498	1.11%	-38.19%
2007	0.00%	12,442	13.167514	163,830	0.16%	2.13%
NVIT Multi-Sector Bond Fund - Class I (MSBF)
2011	0.00%	63,928	13.471066	861,178	4.42%	5.55%
2010	0.00%	53,859	12.763067	687,406	6.95%	10.59%
2009	0.00%	29,967	11.541196	345,855	9.60%	24.38%
2008	0.00%	20,192	9.279073	187,363	8.63%	-17.29%
2007	0.00%	12,774	11.218961	143,311	4.29%	4.62%
NVIT Short Term Bond Fund - Class II (NVSTB2)
2011	0.00%	11,114	11.049485	122,804	1.65%	1.30%
2010	0.00%	9,291	10.907906	101,345	1.33%	2.42%
2009	0.00%	7,610	10.650192	81,048	2.54%	7.11%
2008	0.00%	897	9.943310	8,919	0.00%	-0.57%	5/1/2008
NVIT Large Cap Growth Fund - Class I (NVOLG1)
2011	0.00%	221,993	13.891692	3,083,858	0.69%	-2.23%
2010	0.00%	224,814	14.209081	3,194,400	0.07%	8.80%
2009	0.00%	573	13.059893	7,483	0.25%	30.60%	5/1/2009
Templeton NVIT International Value Fund - Class III (NVTIV3)
2011	0.00%	51,221	12.139096	621,777	2.61%	-12.43%
2010	0.00%	60,073	13.861453	832,699	2.01%	6.35%
2009	0.00%	67,086	13.034354	874,423	0.38%	30.34%	5/1/2009
Van Kampen NVIT Comstock Value Fund - Class I (EIF)
2011	0.00%	66,544	11.032149	734,123	1.34%	-2.32%
2010	0.00%	61,272	11.294732	692,051	1.57%	15.77%
2009	0.00%	45,596	9.756035	444,836	1.26%	28.55%
2008	0.00%	48,218	7.589375	365,944	2.03%	-36.99%
2007	0.00%	57,762	12.044718	695,727	1.82%	-2.22%
NVIT Real Estate Fund - Class I (NVRE1)
2011	0.00%	291,930	10.243095	2,990,267	0.92%	6.50%
2010	0.00%	235,145	9.617905	2,261,602	2.04%	30.18%
2009	0.00%	132,893	7.388147	981,833	2.24%	30.84%
2008	0.00%	4,089	5.646840	23,089	5.01%	-43.53%	5/1/2008
VPS Small/Mid Cap Value Portfolio - Class A (ALVSVA)
2011	0.00%	90,310	10.401302	939,342	0.46%	-8.39%
2010	0.00%	64,559	11.353901	732,996	0.37%	26.91%
2009	0.00%	12,003	8.946607	107,386	1.11%	42.86%
2008	0.00%	3,021	6.262626	18,919	0.00%	-37.37%	5/1/2008

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G

NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
VP Inflation Protection Fund - Class II (ACVIP2)
2011	0.00%	67,889	$14.393172	$977,138	3.78%	11.74%
2010	0.00%	35,291	12.880459	454,564	1.59%	5.12%
2009	0.00%	18,947	12.253214	232,162	1.94%	10.21%
2008	0.00%	10,488	11.117573	116,602	4.01%	-1.59%
2007	0.00%	3,362	11.297046	37,981	4.44%	9.49%
VP International Fund - Class III (ACVI3)
2008	0.00%	1,080	9.507294	10,268	0.57%	-44.82%
2007	0.00%	352	17.230511	6,065	0.00%	18.06%
VP Mid Cap Value Fund - Class I (ACVMV1)
2011	0.00%	98,933	15.491583	1,532,629	1.36%	-0.69%
2010	0.00%	86,985	15.599747	1,356,944	2.48%	19.25%
2009	0.00%	41,747	13.081223	546,102	3.89%	29.94%
2008	0.00%	29,645	10.066767	298,427	0.09%	-24.35%
2007	0.00%	16,400	13.306496	218,227	0.88%	-2.31%
VP Ultra(R) Fund - Class I (ACVU1)
2008	0.00%	4,365	7.124413	31,098	0.00%	-41.48%
2007	0.00%	4,394	12.174342	53,494	0.00%	21.02%
VP Value Fund - Class I (ACVV)
2009	0.00%	102,102	10.532686	1,075,408	5.42%	19.86%
2008	0.00%	85,421	8.787234	750,615	2.28%	-26.78%
2007	0.00%	65,490	12.000449	785,909	1.35%	-5.14%
VP Vista(SM) Fund - Class I (ACVVS1)
2008	0.00%	12,491	8.973691	112,091	0.00%	-48.62%
2007	0.00%	5,864	17.466180	102,422	0.00%	39.77%
Small Cap Stock Index Portfolio - Service Shares (DVSCS)
2011	0.00%	104,318	13.753744	1,434,763	0.54%	0.56%
2010	0.00%	80,099	13.676760	1,095,495	0.49%	25.83%
2009	0.00%	50,580	10.869560	549,782	1.97%	25.03%
2008	0.00%	28,168	8.693766	244,886	0.72%	-30.91%
2007	0.00%	19,302	12.583781	242,892	0.26%	-0.65%
Appreciation Portfolio - Initial Shares (DCAP)
2011	0.00%	33,998	14.200755	482,797	1.31%	9.01%
2010	0.00%	14,077	13.026837	183,379	0.89%	15.32%
2009	0.00%	3,682	11.296583	41,594	0.34%	22.56%
2008	0.00%	3,901	9.217282	35,957	1.89%	-29.55%
2007	0.00%	5,014	13.083574	65,601	1.58%	7.13%
Quality Bond Fund II - Primary Shares (FQB)
2011	0.00%	4,486	13.764662	61,748	5.84%	2.27%
2010	0.00%	10,068	13.458845	135,504	4.50%	8.50%
2009	0.00%	7,208	12.403996	89,408	5.18%	20.43%
2008	0.00%	3,785	10.299392	38,983	4.57%	-7.29%
2007	0.00%	2,514	11.108998	27,928	3.46%	5.38%
VIP Fund - Contrafund Portfolio - Service Class (FCS)
2009	0.00%	219,138	12.074163	2,645,908	1.46%	35.66%
2008	0.00%	209,580	8.899992	1,865,261	0.98%	-42.61%
2007	0.00%	173,746	15.508728	2,694,579	1.01%	17.51%
VIP Fund - Energy Portfolio - Service Class 2 (FNRS2)
2011	0.00%	155,382	17.446617	2,710,890	1.00%	-5.20%
2010	0.00%	96,805	18.403422	1,781,543	0.45%	19.16%
2009	0.00%	91,096	15.444750	1,406,955	0.36%	47.57%
2008	0.00%	41,466	10.465765	433,974	0.00%	-54.40%
2007	0.00%	16,830	22.953063	386,300	0.22%	45.64%

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G

NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
VIP Fund - Equity-Income Portfolio - Service Class (FEIS)
2011	0.00%	140,019	$11.294505	$1,581,445	2.72%	0.86%
2010	0.00%	111,065	11.198307	1,243,740	2.06%	15.09%
2009	0.00%	85,940	9.730256	836,218	2.60%	30.03%
2008	0.00%	50,518	7.482988	378,026	3.10%	-42.70%
2007	0.00%	31,088	13.060141	406,014	2.40%	1.42%
VIP Fund - Freedom Fund 2010 Portfolio - Service Class (FF10S)
2011	0.00%	29,950	13.477731	403,658	2.38%	-0.28%
2010	0.00%	17,629	13.516167	238,277	4.49%	12.74%
2009	0.00%	3,354	11.989176	40,212	4.71%	24.15%
2008	0.00%	2,564	9.656832	24,761	3.12%	-25.08%
2007	0.00%	2,212	12.888793	28,510	2.89%	8.65%
VIP Fund - Freedom Fund 2020 Portfolio - Service Class (FF20S)
2011	0.00%	79,227	13.437783	1,064,635	2.17%	-1.12%
2010	0.00%	62,287	13.590648	846,521	2.73%	14.52%
2009	0.00%	38,779	11.867504	460,210	4.18%	28.78%
2008	0.00%	25,258	9.215628	232,769	2.97%	-32.71%
2007	0.00%	12,316	13.695591	168,675	2.80%	10.17%
VIP Fund - Freedom Fund 2030 Portfolio - Service Class (FF30S)
2011	0.00%	233,843	13.094199	3,061,987	2.18%	-2.70%
2010	0.00%	192,800	13.457007	2,594,511	2.86%	16.00%
2009	0.00%	63,273	11.600974	734,028	2.94%	31.40%
2008	0.00%	36,079	8.828445	318,522	2.95%	-38.08%
2007	0.00%	21,486	14.256765	306,321	2.61%	11.21%
VIP Fund - Growth Portfolio - Service Class (FGS)
2011	0.00%	167,714	12.250993	2,054,663	0.29%	0.14%
2010	0.00%	143,625	12.233728	1,757,069	0.20%	24.06%
2009	0.00%	118,780	9.861487	1,171,347	0.35%	28.15%
2008	0.00%	114,992	7.695394	884,910	0.80%	-47.23%
2007	0.00%	97,194	14.583722	1,417,450	0.57%	26.87%
VIP Fund - Investment Grade Bond Portfolio - Service Class (FIGBS)
2011	0.00%	185,083	14.298667	2,646,440	3.31%	7.21%
2010	0.00%	181,403	13.337306	2,419,427	3.61%	7.68%
2009	0.00%	139,164	12.386163	1,723,708	9.17%	15.67%
2008	0.00%	99,043	10.707897	1,060,542	3.42%	-3.35%
2007	0.00%	72,418	11.078504	802,283	2.16%	4.21%
VIP Fund - Mid Cap Portfolio - Service Class (FMCS)
2011	0.00%	250,328	15.258073	3,819,523	0.16%	-10.72%
2010	0.00%	203,373	17.089422	3,475,527	0.30%	28.70%
2009	0.00%	151,478	13.278281	2,011,367	0.69%	40.01%
2008	0.00%	101,995	9.483511	967,271	0.40%	-39.51%
2007	0.00%	69,056	15.677232	1,082,607	0.74%	15.49%
VIP Fund - Overseas Portfolio - Service Class R (FOSR)
2011	0.00%	102,506	11.466618	1,175,397	1.34%	-17.30%
2010	0.00%	96,609	13.865532	1,339,535	1.35%	13.01%
2009	0.00%	122,463	12.269434	1,502,552	2.41%	26.49%
2008	0.00%	111,554	9.699843	1,082,056	2.93%	-43.88%
2007	0.00%	89,282	17.283296	1,543,087	3.21%	17.23%
VIP Fund - Value Strategies Portfolio - Service Class (FVSS)
2011	0.00%	1,453	11.703406	17,005	0.91%	-8.85%
2010	0.00%	1,624	12.839377	20,851	0.23%	26.45%
2009	0.00%	4,609	10.153436	46,797	0.56%	57.40%
2008	0.00%	3,737	6.450849	24,107	0.86%	-51.17%
2007	0.00%	2,576	13.212045	34,034	0.87%	5.60%

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G

NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Franklin Income Securities Fund - Class 2 (FTVIS2)
2011	0.00%	76,362	$12.805162	$977,828	5.46%	2.38%
2010	0.00%	50,753	12.507001	634,768	6.68%	12.67%
2009	0.00%	27,785	11.100337	308,423	7.57%	35.59%
2008	0.00%	19,057	8.186428	156,008	5.03%	-29.66%
2007	0.00%	5,526	11.637657	64,310	1.27%	3.76%
Franklin Rising Dividends Securities Fund - Class 1 (FTVRDI)
2011	0.00%	3,610	13.310500	48,051	1.74%	6.29%
2010	0.00%	3,873	12.522488	48,500	1.82%	20.94%
2009	0.00%	3,804	10.354358	39,388	1.76%	17.67%
2008	0.00%	4,380	8.799201	38,541	2.12%	-26.94%
2007	0.00%	4,572	12.044130	55,066	2.39%	-2.41%
Franklin Small Cap Value Securities Fund - Class 1 (FTVSVI)
2011	0.00%	142,501	13.791811	1,965,347	0.86%	-3.53%
2010	0.00%	151,664	14.296027	2,168,193	0.92%	28.49%
2009	0.00%	131,306	11.126242	1,460,942	1.49%	29.54%
2008	0.00%	63,876	8.588732	548,614	1.42%	-32.87%
2007	0.00%	50,330	12.794049	643,924	0.69%	-2.14%
Templeton Developing Markets Securities Fund - Class 3 (FTVDM3)
2011	0.00%	32,654	17.062376	557,155	0.91%	-15.86%
2010	0.00%	33,975	20.278309	688,956	1.73%	17.51%
2009	0.00%	39,603	17.256364	683,404	3.61%	72.63%
2008	0.00%	30,241	9.996007	302,289	2.77%	-52.67%
2007	0.00%	20,640	21.120230	435,922	2.17%	28.70%
Templeton Foreign Securities Fund - Class 3 (TIF3)
2011	0.00%	31,393	12.534749	393,503	1.69%	-10.68%
2010	0.00%	31,120	14.033220	436,714	1.66%	8.41%
2009	0.00%	32,215	12.945045	417,025	5.15%	37.20%
2008	0.00%	73,691	9.435374	695,303	2.53%	-40.39%
2007	0.00%	38,256	15.828965	605,553	1.79%	15.45%
Templeton Global Bond Securities Fund - Class 3 (FTVGI3)
2011	0.00%	116,885	17.701343	2,069,021	5.69%	-0.83%
2010	0.00%	51,427	17.849519	917,947	1.21%	14.38%
2009	0.00%	24,758	15.605635	386,364	16.16%	18.69%
2008	0.00%	18,407	13.148675	242,030	3.23%	6.21%
2007	0.00%	6,758	12.380292	83,666	2.88%	11.03%
VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)
2011	0.00%	135,719	9.411247	1,277,285	0.01%	-1.54%
2010	0.00%	96,251	9.558606	920,025	3.75%	10.25%
2009	0.00%	27,625	8.669683	239,500	3.21%	30.25%
2008	0.00%	10,079	6.656135	67,088	3.14%	-33.44%	5/1/2008
Advisers Management Trust - Short Duration Bond Portfolio - I Class Shares (AMTB)
2011	0.00%	52,488	11.481642	602,648	3.30%	0.29%
2010	0.00%	46,253	11.448574	529,531	5.59%	5.29%
2009	0.00%	30,096	10.873885	327,260	6.92%	13.33%
2008	0.00%	43,351	9.595209	415,961	4.96%	-13.43%
2007	0.00%	33,310	11.083576	369,194	3.57%	4.77%
International Portfolio - S Class Shares (AMINS)
2008	0.00%	25,895	8.019658	207,668	0.00%	-46.44%
2007	0.00%	47,864	14.972222	716,630	3.38%	3.21%
Regency Portfolio - S Class Shares (AMRS)
2008	0.00%	26,414	7.206627	190,356	1.04%	-45.95%
2007	0.00%	18,746	13.332382	249,929	0.39%	3.05%

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G

NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Small-Cap Growth Portfolio - S Class Shares (AMFAS)
2011	0.00%	2,090	$9.820243	$20,524	0.00%	-1.06%
2010	0.00%	1,901	9.925489	18,868	0.00%	19.61%
2009	0.00%	2,205	8.298232	18,298	0.00%	22.75%
2008	0.00%	2,561	6.760031	17,312	0.00%	-39.47%
2007	0.00%	2,424	11.168606	27,073	0.00%	0.52%
Socially Responsive Portfolio - I Class Shares (AMSRS)
2011	0.00%	10,926	12.821427	140,087	0.32%	-3.08%
2010	0.00%	12,033	13.228911	159,183	0.02%	22.85%
2009	0.00%	61,680	10.767989	664,170	2.26%	31.43%
2008	0.00%	54,272	8.193158	444,659	1.36%	-39.44%
2007	0.00%	85,608	13.529389	1,158,224	0.10%	7.61%
Capital Appreciation Fund/VA - Non-Service Shares (OVGR)
2009	0.00%	27,288	10.376282	283,148	0.27%	44.52%
2008	0.00%	23,978	7.179944	172,160	0.13%	-45.52%
2007	0.00%	18,658	13.178440	245,883	0.20%	14.15%
Global Securities Fund/VA - Class 3 (OVGS3)
2011	0.00%	67,220	13.414448	901,719	1.17%	-8.27%
2010	0.00%	57,376	14.623513	839,039	1.30%	15.97%
2009	0.00%	48,626	12.609317	613,141	2.01%	39.70%
2008	0.00%	33,763	9.026171	304,751	1.35%	-40.19%
2007	0.00%	23,236	15.092302	350,685	0.94%	6.34%
High Income Fund/VA - Class 3 (OVHI3)
2011	0.00%	27,428	2.908819	79,783	8.50%	-1.88%
2010	0.00%	25,362	2.964546	75,187	6.29%	14.68%
2009	0.00%	46,755	2.584961	120,860	0.00%	26.75%
2008	0.00%	6,619	2.039384	13,499	5.41%	-78.89%
2007	0.00%	1,914	9.661022	18,491	0.00%	-3.39%	5/1/2007
High Income Fund/VA - Non-Service Shares (OVHI)
2011	0.00%	378	3.367180	1,273	9.33%	-2.34%
2010	0.00%	439	3.447769	1,514	6.37%	14.81%
2009	0.00%	700	3.002931	2,102	0.00%	25.32%
2008	0.00%	873	2.396292	2,092	7.99%	-78.67%
2007	0.00%	1,106	11.235173	12,426	7.49%	-0.10%
Main Street Fund(R)/VA - Non-Service Shares (OVGI)
2011	0.00%	66,235	11.823344	783,119	0.87%	-0.01%
2010	0.00%	78,508	11.825046	928,361	1.11%	16.11%
2009	0.00%	89,913	10.184591	915,727	1.63%	28.29%
2008	0.00%	82,941	7.938976	658,467	1.29%	-38.47%
2007	0.00%	57,410	12.902441	740,729	0.73%	4.42%
Main Street Small- & Mid-Cap Fund(R)/VA - Non-Service Shares (OVSC)
2011	0.00%	55,965	13.370383	748,273	0.44%	-2.21%
2010	0.00%	34,302	13.672847	469,006	0.48%	23.41%
2009	0.00%	49,035	11.079617	543,289	1.09%	37.20%
2008	0.00%	58,050	8.075736	468,796	0.47%	-37.83%
2007	0.00%	32,394	12.989416	420,779	0.22%	-1.21%
Foreign Bond Portfolio (Unhedged) - Administrative Class (PMVFBA)
2011	0.00%	62,395	13.028098	812,888	2.01%	8.52%
2010	0.00%	36,138	12.004915	433,834	1.40%	9.48%
2009	0.00%	6,424	10.965488	70,442	0.26%	9.65%	4/30/2009
Low Duration Portfolio - Administrative Class (PMVLDA)
2011	0.00%	137,574	11.759209	1,617,761	1.68%	1.11%
2010	0.00%	112,919	11.630295	1,313,281	1.76%	5.29%
2009	0.00%	26,072	11.045905	287,989	1.51%	10.46%	4/30/2009
Total Return Portfolio - Administrative Class (PMVTRA)
2011	0.00%	34,195	10.108298	345,653	1.64%	1.08%	4/29/2011

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G

NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
V.I. Basic Value Fund - Series I (AVBVI)
2008	0.00%	8,367	$5.937752	$49,681	0.91%	-51.77%
2007	0.00%	7,730	12.310539	95,160	0.72%	1.54%
V.I. Capital Appreciation Fund - Series I (AVCA)
2011	0.00%	2,273	9.768863	22,205	0.14%	-7.91%
2010	0.00%	2,174	10.607978	23,062	0.75%	15.49%
2009	0.00%	2,421	9.185296	22,238	0.62%	21.08%
2008	0.00%	2,205	7.586238	16,728	0.00%	-42.49%
2007	0.00%	1,938	13.191695	25,566	0.00%	12.01%
V.I. Capital Development Fund - Series I (AVCDI)
2011	0.00%	6,940	11.911516	82,666	0.00%	-7.16%
2010	0.00%	7,294	12.830002	93,582	0.00%	18.78%
2009	0.00%	12,509	10.801700	135,118	0.00%	42.37%
2008	0.00%	7,496	7.587025	56,873	0.00%	-47.03%
2007	0.00%	2,714	14.321990	38,870	0.00%	10.84%
Blue Chip Growth Portfolio - II (TRBCG2)
2011	0.00%	14	13.304880	186	0.00%	1.36%
2010	0.00%	14	13.126208	184	0.00%	16.00%
2009	0.00%	34,091	11.315697	385,763	0.00%	41.79%
2008	0.00%	73,411	7.980543	585,859	0.15%	-42.65%
2007	0.00%	27,656	13.915435	384,845	0.13%	12.49%
Equity Income Portfolio - II (TREI2)
2009	0.00%	36,899	10.380043	383,013	1.82%	25.25%
2008	0.00%	32,472	8.287351	269,107	2.35%	-36.26%
2007	0.00%	14,258	13.002714	185,393	1.63%	3.03%
Health Sciences Portfolio - II (TRHS2)
2011	0.00%	22,768	11.741045	267,320	0.00%	10.39%
2010	0.00%	1,253	10.636434	13,327	0.00%	6.36%	5/3/2010
Limited-Term Bond Portfolio - II (TRLT2)
2008	0.00%	5,231	11.230967	58,749	3.64%	1.31%
2007	0.00%	466	11.086232	5,166	4.04%	5.23%
VIP Trust - Global Hard Assets Fund: Class R1 (VWHAR)
2011	0.00%	69,734	9.962653	694,736	0.49%	-16.40%
2010	0.00%	15,955	11.916501	190,128	0.00%	19.17%	5/3/2010
Ivy Fund Variable Insurance Portfolios, Inc. - Asset Strategy (WRASP)
2011	0.00%	432,850	9.614262	4,161,533	0.94%	-7.21%
2010	0.00%	322,433	10.360806	3,340,666	1.01%	8.67%
2009	0.00%	94,099	9.533783	897,119	0.14%	25.05%
2008	0.00%	6,405	7.624275	48,833	0.96%	-23.76%	7/25/2008
Ivy Fund Variable Insurance Portfolios, Inc. - Balanced (WRBP)
2011	0.00%	10,293	11.530280	118,681	1.51%	3.31%
2010	0.00%	6,810	11.160539	76,003	1.86%	17.11%
2009	0.00%	2,569	9.530163	24,483	0.90%	13.23%
2008	0.00%	3	8.416983	25	0.00%	-15.83%	7/25/2008
Ivy Fund Variable Insurance Portfolios, Inc. - Bond (WRBDP)
2011	0.00%	44,338	12.439097	551,525	2.65%	7.31%
2010	0.00%	25,441	11.592060	294,914	2.78%	6.04%
2009	0.00%	10,627	10.931821	116,172	1.83%	7.16%
2008	0.00%	2,000	10.201066	20,402	0.13%	2.01%	7/25/2008
Ivy Fund Variable Insurance Portfolios, Inc. - Core Equity (WRCEP)
2011	0.00%	26,876	11.140721	299,418	0.36%	1.66%
2010	0.00%	19,900	10.958527	218,075	0.91%	20.89%
2009	0.00%	7,675	9.064570	69,571	0.65%	24.02%
2008	0.00%	1,458	7.308863	10,656	0.24%	-26.91%	7/25/2008

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G

NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Ivy Fund Variable Insurance Portfolios, Inc. - Dividend Opportunities (WRDIV)
2011	0.00%	31,275	$9.575854	$299,485	0.99%	-4.69%
2010	0.00%	21,311	10.047011	214,112	0.98%	16.37%
2009	0.00%	12,273	8.633605	105,960	0.58%	17.88%
2008	0.00%	1,581	7.323854	11,579	0.11%	-26.76%	7/25/2008
Ivy Fund Variable Insurance Portfolios, Inc. - Energy (WRENG)
2011	0.00%	16,741	8.557685	143,264	0.00%	-9.08%
2010	0.00%	10,177	9.412267	95,789	0.26%	21.96%
2009	0.00%	4,780	7.717746	36,891	0.00%	40.48%
2008	0.00%	77	5.493770	423	0.29%	-45.06%	7/25/2008
Ivy Funds Variable Insurance Portfolios, Inc. - Global Bond (WRGBP)
2011	0.00%	209	9.942236	2,078	2.54%	-0.58%	5/2/2011
Ivy Fund Variable Insurance Portfolios, Inc. - Global Natural Resources (WRGNR)
2011	0.00%	53,476	6.693839	357,960	0.00%	-21.45%
2010	0.00%	37,409	8.521264	318,772	0.00%	17.06%
2009	0.00%	20,574	7.279176	149,762	0.00%	73.64%
2008	0.00%	4,390	4.192055	18,403	5.19%	-58.08%	7/25/2008
Ivy Fund Variable Insurance Portfolios, Inc. - Growth (WRGP)
2011	0.00%	22,699	10.353045	235,004	0.38%	2.12%
2010	0.00%	15,030	10.137791	152,371	0.54%	12.58%
2009	0.00%	7,390	9.004979	66,547	0.26%	27.07%
2008	0.00%	1,331	7.086429	9,432	0.00%	-29.14%	7/25/2008
Ivy Fund Variable Insurance Portfolios, Inc. - High Income (WRHIP)
2011	0.00%	33,773	14.181907	478,966	7.39%	5.26%
2010	0.00%	23,825	13.473317	321,002	6.56%	14.86%
2009	0.00%	8,647	11.730371	101,433	4.75%	46.42%
2008	0.00%	2,010	8.011550	16,103	1.43%	-19.88%	7/25/2008
Ivy Fund Variable Insurance Portfolios, Inc. - International Growth (WRIP)
2011	0.00%	26,355	9.147083	241,071	0.40%	-7.32%
2010	0.00%	18,448	9.869648	182,075	0.91%	14.79%
2009	0.00%	9,348	8.598329	80,377	0.80%	26.89%
2008	0.00%	2,086	6.776160	14,135	0.58%	-32.24%	7/25/2008
Ivy Fund Variable Insurance Portfolios, Inc. - International Core Equity (WRI2P)
2011	0.00%	20,198	9.376216	189,381	1.51%	-13.88%
2010	0.00%	11,781	10.887910	128,270	1.16%	14.09%
2009	0.00%	6,214	9.543084	59,301	2.44%	36.97%
2008	0.00%	733	6.967466	5,107	0.82%	-30.33%	7/25/2008
Ivy Funds Variable Insurance Portfolios, Inc. - Limited-Term Bond (WRLTBP)
2011	0.00%	280	10.214380	2,860	1.35%	2.14%	5/2/2011
Ivy Fund Variable Insurance Portfolios, Inc. - Micro Cap Growth (WRMIC)
2011	0.00%	11,165	11.389527	127,164	0.00%	-7.01%
2010	0.00%	5,677	12.248345	69,534	0.00%	40.85%
2009	0.00%	3,588	8.695716	31,200	0.00%	41.29%
2008	0.00%	3	6.154606	18	0.00%	-38.45%	7/25/2008
Ivy Fund Variable Insurance Portfolios, Inc. - Mid Cap Growth (WRMCG)
2011	0.00%	16,798	14.033982	235,743	0.01%	-0.56%
2010	0.00%	8,350	14.112979	117,843	0.03%	31.56%
2009	0.00%	3,952	10.727709	42,396	0.00%	46.66%
2008	0.00%	104	7.314577	761	0.00%	-26.85%	7/25/2008
Ivy Fund Variable Insurance Portfolios, Inc. - Money Market (WRMMP)
2011	0.00%	24,608	10.181228	250,540	0.02%	0.02%
2010	0.00%	14,780	10.179140	150,448	0.08%	0.08%
2009	0.00%	19,956	10.171477	202,982	0.78%	1.02%
2008	0.00%	9,084	10.068911	91,466	0.15%	0.69%	7/25/2008
Ivy Fund Variable Insurance Portfolios, Inc. - Pathfinder Aggressive (WRPAP)
2011	0.00%	32,692	10.709183	350,105	1.14%	-4.15%
2010	0.00%	21,892	11.173084	244,601	1.08%	15.53%
2009	0.00%	10,521	9.671369	101,752	0.24%	23.32%

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G

NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Ivy Fund Variable Insurance Portfolios, Inc. - Pathfinder Conservative (WRPCP)
2011	0.00%	21,691	$11.186358	$242,643	0.65%	0.75%
2010	0.00%	8,520	11.103054	94,598	0.41%	9.38%
2009	0.00%	615	10.151169	6,243	0.03%	12.95%
Ivy Fund Variable Insurance Portfolios, Inc. - Pathfinder Moderate (WRPMP)
2011	0.00%	133,499	11.025710	1,471,921	0.99%	-1.46%
2010	0.00%	79,043	11.189027	884,414	0.64%	12.63%
2009	0.00%	41,362	9.934421	410,908	0.19%	17.95%
2008	0.00%	4,780	8.422293	40,259	0.00%	-15.78%	7/25/2008
Ivy Fund Variable Insurance Portfolios, Inc. - Pathfinder Moderately Aggressive (WRPMAP)
2011	0.00%	145,920	10.908819	1,591,815	0.77%	-3.02%
2010	0.00%	83,892	11.248161	943,631	0.73%	14.46%
2009	0.00%	50,451	9.826989	495,781	0.18%	20.70%
2008	0.00%	9,522	8.141331	77,522	0.00%	-18.59%	7/25/2008
Ivy Fund Variable Insurance Portfolios, Inc. - Pathfinder Moderately Conservative (WRPMCP)
2011	0.00%	15,092	11.127860	167,942	0.98%	0.00%
2010	0.00%	4,973	11.128058	55,340	0.87%	10.97%
2009	0.00%	982	10.028059	9,848	0.00%	15.12%
Ivy Fund Variable Insurance Portfolios, Inc. - Real Estate Securities (WRRESP)
2011	0.00%	10,913	10.869843	118,623	0.71%	5.01%
2010	0.00%	4,581	10.351416	47,420	1.61%	28.51%
2009	0.00%	2,749	8.055120	22,144	2.30%	23.62%
2008	0.00%	412	6.515876	2,685	1.94%	-34.84%	7/25/2008
Ivy Fund Variable Insurance Portfolios, Inc. - Science and Technology (WRSTP)
2011	0.00%	36,686	11.315053	415,104	0.00%	-5.77%
2010	0.00%	27,320	12.007564	328,047	0.00%	12.75%
2009	0.00%	12,301	10.649440	130,999	0.00%	43.84%
2008	0.00%	231	7.403637	1,710	0.00%	-25.96%	7/25/2008
Ivy Fund Variable Insurance Portfolios, Inc. - Small Cap Growth (WRSCP)
2011	0.00%	15,955	11.083753	176,841	0.00%	-10.60%
2010	0.00%	11,308	12.398273	140,200	0.00%	28.85%
2009	0.00%	6,068	9.622434	58,389	0.16%	34.72%
2008	0.00%	231	7.142413	1,650	0.00%	-28.58%	7/25/2008
Ivy Fund Variable Insurance Portfolios, Inc. - Small Cap Value (WRSCV)
2011	0.00%	11,213	11.346891	127,233	0.48%	-12.79%
2010	0.00%	11,553	13.010697	150,313	0.06%	26.41%
2009	0.00%	5,551	10.292224	57,132	0.00%	29.15%
2008	0.00%	144	7.969357	1,148	0.25%	-20.31%	7/25/2008
Ivy Fund Variable Insurance Portfolios, Inc. - Value (WRVP)
2011	0.00%	7,479	10.853362	81,172	0.74%	-7.32%
2010	0.00%	5,245	11.710184	61,420	0.82%	18.71%
2009	0.00%	2,895	9.864810	28,559	1.69%	26.64%
2008	0.00%	261	7.789549	2,033	0.34%	-22.10%	7/25/2008
Advantage VT Small Cap Growth Fund - Class 2 (WFVSCG)
2011	0.00%	23,838	15.966729	380,615	0.00%	-4.60%
2010	0.00%	17,571	16.735960	294,068	0.00%	26.77%
2009	0.00%	1,548	13.201660	20,436	0.00%	32.02%	5/1/2009
AllianceBernstein NVIT Global Fixed Income Fund - Class III(obsolete) (NVAGF3)
2010	0.00%	4,465	12.359941	55,187	6.41%	8.24%
2009	0.00%	2,428	11.419071	27,726	8.59%	14.19%	5/1/2009
Gartmore NVIT Worldwide Leaders Fund - Class III (obsolete) (GEF3)
2010	0.00%	670	14.935320	10,007	1.36%	11.36%
2009	0.00%	83	13.411529	1,113	0.63%	34.12%	5/1/2009
Ivy Fund Variable Insurance Portfolios, Inc. - Mortgage Securities(obsolete) (WRMSP)
2009	0.00%	433	10.127592	4,385	1.22%	8.37%

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G

NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Janus Aspen Series - INTECH Risk-Managed Core Portfolio -Service Shares(obsolete) (JARLCS)
2008	0.00%	3,769	$6.408647	$24,154	0.69%	-36.24%
2007	0.00%	3,828	10.051308	38,476	1.93%	0.51%	5/1/2007
Market Opportunity Fund II - Service Shares(obsolete) (FVMOS)
2009	0.00%	4,486	10.283025	46,130	1.42%	1.28%
2008	0.00%	4,736	10.152569	48,083	1.09%	-0.86%
2007	0.00%	2,496	10.240958	25,561	0.12%	-1.48%
NVIT Health Sciences Fund - Class III(obsolete) (GVGHS)
2009	0.00%	8,633	11.124833	96,041	0.27%	19.11%
2008	0.00%	7,323	9.339799	68,396	0.32%	-25.23%
2007	0.00%	5,826	12.491648	72,776	0.08%	13.23%
NVIT Mid Cap Growth Fund - Class I (obsolete) (SGRF)
2008	0.00%	71,365	7.252787	517,595	0.00%	-46.11%
2007	0.00%	84,110	13.458816	1,132,021	0.00%	9.01%
NVIT Technology & Communications Fund - Class III(obsolete) (GGTC3)
2009	0.00%	15,818	12.888766	203,875	0.00%	52.44%
2008	0.00%	9,743	8.454726	82,374	0.00%	-48.59%
2007	0.00%	7,472	16.444438	122,873	0.00%	20.19%
NVIT U.S. Growth Leaders Fund - Class I(obsolete) (GVUG1)
2009	0.00%	10,026	10.684702	107,125	0.00%	25.84%
2008	0.00%	6,995	8.490774	59,393	0.00%	-41.29%
2007	0.00%	3,802	14.462452	54,986	0.00%	22.49%

2011	Contract owners equity:				$168,673,454
2010	Contract owners equity:				$130,554,358
2009	Contract owners equity:				$77,699,179
2008	Contract owners equity:				$38,340,805
2007	Contract owners equity:				$32,958,038

*	This represents the annual contract expense rate of the variable account at the period end indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owners’ accounts through the redemption of units.
**	This represents the ratio of dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by monthly average net assets (excluding months where net assets are zero). The investment income ratio for subaccounts initially funded during the period presented has not been annualized. The ratios exclude those expenses that result in direct reductions to the contractholder accounts through reductions in unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
***	This represents the total return for the period. The total returns do not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return is not annualized if the underlying mutual fund option is initially offered, funded, or both, during the period presented.
****	This represents the date the underlying mutual fund option was initially added and funded.